N-2	Mar. 03, 2026 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0002070029
Amendment Flag	true
Amendment Description	THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THE REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.
Entity Inv Company Type	N-2
Securities Act File Number	333-288204
Investment Company Act File Number	811-24098
Document Type	N-2/A
Document Registration Statement	true
Pre-Effective Amendment	true
Pre-Effective Amendment Number	2
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	2
Entity Registrant Name	Man Alternative Income Fund
Entity Address, Address Line One	1345 Avenue of the Americas
Entity Address, Address Line Two	21st Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	212
Local Phone Number	649-6600
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	true
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

	Class A Shares	Class I Shares
Shareholder Transaction Expenses (Fees Paid Directly From Your Investment):
Maximum Sales Charge (Load) (1)	None	None
Maximum Early Repurchase Deduction (2)	2.00%	2.00%
(1)
No upfront sales load will be paid with respect to Class A Shares or Class I Shares, however, if an investor
buys Class A Shares through certain financial intermediaries, they may directly charge the investor transaction or other fees, including upfront placement fees or brokerage commissions, in such amount as they may determine, provided that selling agents limit such charges to a 3.5% cap on NAV for Class A Shares. Selling agents will not charge such fees on Class I Shares. Please consult the applicable selling agent for additional information.

(2)
A 2% early repurchase fee payable to the Fund will be charged with respect to the repurchase of a shareholder’s Shares at any time prior to the day immediately preceding the one-year
anniversary of a shareholder’s purchase of the Shares (on a “first in-first
out” basis). The
one-year
holding period will be satisfied if at least one year has elapsed from (a) the issuance date of the applicable Shares to (b) the subscription date immediately following the Repurchase Pricing Date used in the repurchase of such Shares. The Early Repurchase Deduction may be waived in the case of repurchase requests arising from the death, divorce or qualified disability of the holder; in the event that a shareholder’s Shares are repurchased because the shareholder has failed to maintain the $500 minimum account balance; due to trade or operational error; and repurchases of Shares submitted by discretionary model portfolio management programs (and similar arrangements) as approved by the Fund. The Early Repurchase Deduction will be retained by the Fund for the benefit of remaining shareholders.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual Expenses (as a Percentage of Net Assets Attributable to our Shares) (3)
Management Fees (4)	1.56%		1.56%
Shareholder Servicing and/or Distribution Fees (5)	0.50%		None
Fees and Interest Payments on Borrowed Funds (6)	0.82%		0.82%
Other Expenses (7)	1.05%		1.05%
Total Annual Expenses	3.93%		3.43%
Less: Amount Paid or Absorbed Under Expense Limitation and Reimbursement Agreement (8)	(0.55)%		(0.55	) %
Less: Investment Management Fee Waiver (4)	(1.56	) %	(1.56	) %
Net Annual Expenses (8)	1.82%		1.32%
(3)
Actual net assets will depend on the number of Shares sold, realized gains/losses, unrealized appreciation/depreciation and share repurchase activity, if any. This table summarizes the expenses of the Fund and is designed to help investors understand the costs and expenses they will bear, directly
or indirectly, by investing in the Fund. For purposes of determining net assets in fee table calculations, derivatives are valued at market value.

(4)
Management Fees include the Investment Management Fee paid to the Adviser at an annual rate of 1.25% payable monthly in arrears, accrued daily based upon the average daily value of the Fund’s “Managed Assets”. “
Managed Assets
” means the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes). Because our Adviser’s fee is based on
Managed
Assets, our Adviser’s

fee will be higher if the Fund utilizes leverage. The Investment Management Fee figure shown in the table above is computed as a percentage of the Fund’s net assets, which differs from the Fund’s Managed Assets, and accordingly the figure shown in the table above differs from the Fund’s Investment Management Fee rate. The Investment Management Fee paid to the Adviser will be paid out of the Fund’s assets. The Adviser has contractually agreed to reduce its Investment Management Fee to an annual rate of 0.00% until the first anniversary of the Fund’s commencement of operations (the “
Investment Management Fee Waiver Agreement
”). The Investment Management Fee Waier Agreement will have a term ending one year from the date the fund commences operations. The reduction of the Investment Management Fee under the Investment Management Fee Waiver Agreement is not subject to recoupment by the Adviser under the Expense Limitation and Reimbursement Agreement. Management Fees also include sub-advisory
fees that are paid by the Adviser. The fees the
Sub-Advisers
charge the Fund are based on the
Sub-Adviser’s
sub-advisory
agreement. The
Sub-Advisers’
fees are paid by the Adviser out of the Investment Management Fee it receives from the Fund. The Investment Management Fee paid to the Adviser (a portion of which will be used by the Adviser to pay the sub-advisory
fees to the
Sub-Advisers)
will be paid out of the Fund’s assets. Such management fees are paid before giving effect to any repurchase of Shares in the Fund effective as of that date and will decrease the net profits or increase the net losses of the Fund that are credited to its shareholders.

(5)
The Fund has adopted a distribution and service plan for Class A Shares (the “
Distribution and Service Plan
”). Accordingly, investors will pay a shareholder servicing and distribution fee for Class A Shares equal to 0.50% per annum of the average daily value of the Fund’s net assets for the Class A Shares, accrued daily and payable monthly. Payment of the shareholder servicing and/or distribution fee is governed by the Distribution and Service Plan for Class A Shares, which, pursuant to the conditions of the exemptive order issued by the
SEC, was adopted by the Fund with respect to Class A Shares in compliance with Rule
12b-1
under the Investment
Company
Act.
Class
I Shares are not subject to any shareholder servicing or distribution fees. See “
Plan of Distribution
.”

(6)
We may borrow funds to make investments
, including before we have fully invested the proceeds of this continuous offering. To the extent that we determine it is appropriate to borrow funds to make investments, the costs associated with such borrowing will be indirectly borne by shareholders. The figure in the table assumes that we borrow for investment purposes an amount equal to 25% of our weighted average net assets, and that the average annual cost of borrowings, including the amortization of cost associated with obtaining borrowings and unused commitment fees, on the amount borrowed is 3.27%. Our ability to incur leverage depends, in large part, on the availability of financing in the market.

(7)
“
Other Expenses
” (as defined below), represent estimated amounts for the current fiscal year. Other Expenses include accounting, legal and auditing fees, loan servicing fees, organization and offering expenses and fees payable to the Fund’s Trustees. The amount presented in the table estimates the amounts the Fund expects to pay during the initial
12-month
period of the offering.

(8)
The Adviser has entered into the Expense Limitation and Reimbursement Agreement with the Fund, whereby the Adviser has agreed to waive the fees it would otherwise have been paid and/or to assume or reimburse expenses of the Fund (a “
Waiver
”), if required to ensure the Total Annual Expenses (excluding the Investment Management Fee, any taxes, fees and interest payments on borrowed funds, shareholder servicing and distribution fees, brokerage and distribution costs and expenses, acquired fund fees and expenses (as determined in accordance with SEC Form
N-2),
expenses incurred in connection with any merger or reorganization, and extraordinary or non-routine
expenses, such as litigation expenses) do not exceed 0.50% of the average daily net assets of Class A Shares and Class I Shares (the “
Expense Limit
”). For a period not to exceed three years from the date on which a Waiver is made, the Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the Expense Limit in place at the time of the Waiver and the current Expense Limit. The Expense Limitation and Reimbursement Agreement has an initial one-year
term ending one (1) year from the date of this Prospectus. The Expense Limitation and Reimbursement Agreement will automatically renew for consecutive one-year
terms thereafter unless terminated. Neither the Fund nor the Adviser may terminate the Expense Limitation and Reimbursement Agreement during the initial term. After the initial term, either the Fund or the Adviser may terminate the Expense Limitation and Reimbursement Agreement upon 30 days’ written notice
.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
We have provided an example of the projected dollar amount of total expenses that would be incurred over various periods with respect to a hypothetical $1,000 investment in each class of our Shares. The following example is intended to help investors compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that all distributions are reinvested at NAV and that the percentage amounts listed under annual expenses remain the same in the years shown (except that the example reflects the effect of the Investment Management Fee Waiver Agreement and the Expense Limitation and Reimbursement Agreement for the one-year period and the first year of each additional period in the example). In calculating the following expense amounts, we have assumed that your financial intermediary does not directly charge you transaction or other fees. The assumption in the hypothetical example of a 5% annual return is the same as that required by regulation of the SEC applicable to all registered investment companies. The assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Shares.

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 Class A Shares investment, assuming a 5% annual return:	$18	$100	$184	$399
You would pay the following expenses on a $1,000 Class I Shares investment, assuming a 5% annual return:	$13	$86	$160	$355

While the examples assume a 5.0% annual return on investment before fees and expenses, the Fund’s performance will vary and may result in an annual return that is greater or less than this. This amount does not reflect the imposition of an Early Repurchase Deduction of 2%. These examples should not be considered a representation of any particular shareholder’s future expenses.

Purpose of Fee Table , Note [Text Block]	The following tables describe the aggregate fees and expenses that the Fund expects to incur and that the shareholders can expect to bear, either directly or indirectly, through the Fund’s investments. More information about these and other discounts is available from an investor’s financial professional and in the section titled “
Plan of Distribution
	” beginning on page 111 of this Prospectus
Basis of Transaction Fees, Note [Text Block]	as a Percentage of Net Assets Attributable to our Shares
Other Transaction Fees, Note [Text Block]	A 2% early repurchase fee payable to the Fund will be charged with respect to the repurchase of a shareholder’s Shares at any time prior to the day immediately preceding the one-year
anniversary of a shareholder’s purchase of the Shares (on a “first in-first
out” basis). The
one-year
	holding period will be satisfied if at least one year has elapsed from (a) the issuance date of the applicable Shares to (b) the subscription date immediately following the Repurchase Pricing Date used in the repurchase of such Shares. The Early Repurchase Deduction may be waived in the case of repurchase requests arising from the death, divorce or qualified disability of the holder; in the event that a shareholder’s Shares are repurchased because the shareholder has failed to maintain the $500 minimum account balance; due to trade or operational error; and repurchases of Shares submitted by discretionary model portfolio management programs (and similar arrangements) as approved by the Fund. The Early Repurchase Deduction will be retained by the Fund for the benefit of remaining shareholders.
Other Expenses, Note [Text Block]	“
Other Expenses
” (as defined below), represent estimated amounts for the current fiscal year. Other Expenses include accounting, legal and auditing fees, loan servicing fees, organization and offering expenses and fees payable to the Fund’s Trustees. The amount presented in the table estimates the amounts the Fund expects to pay during the initial
12-month
	period of the offering.
Management Fee not based on Net Assets, Note [Text Block]
Management Fees include the Investment Management Fee paid to the Adviser at an annual rate of 1.25% payable monthly in arrears, accrued daily based upon the average daily value of the Fund’s “Managed Assets”. “
Managed Assets
” means the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes). Because our Adviser’s fee is based on
Managed
Assets, our Adviser’s

fee will be higher if the Fund utilizes leverage. The Investment Management Fee figure shown in the table above is computed as a percentage of the Fund’s net assets, which differs from the Fund’s Managed Assets, and accordingly the figure shown in the table above differs from the Fund’s Investment Management Fee rate. The Investment Management Fee paid to the Adviser will be paid out of the Fund’s assets. The Adviser has contractually agreed to reduce its Investment Management Fee to an annual rate of 0.00% until the first anniversary of the Fund’s commencement of operations (the “
Investment Management Fee Waiver Agreement
”). The Investment Management Fee Waier Agreement will have a term ending one year from the date the fund commences operations. The reduction of the Investment Management Fee under the Investment Management Fee Waiver Agreement is not subject to recoupment by the Adviser under the Expense Limitation and Reimbursement Agreement. Management Fees also include sub-advisory
fees that are paid by the Adviser. The fees the
Sub-Advisers
charge the Fund are based on the
Sub-Adviser’s
sub-advisory
agreement. The
Sub-Advisers’
fees are paid by the Adviser out of the Investment Management Fee it receives from the Fund. The Investment Management Fee paid to the Adviser (a portion of which will be used by the Adviser to pay the sub-advisory
fees to the
Sub-Advisers)
will be paid out of the Fund’s assets. Such management fees are paid before giving effect to any repurchase of Shares in the Fund effective as of that date and will decrease the net profits or increase the net losses of the Fund that are credited to its shareholders.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective
The Fund’s primary investment objectives are to seek to provide high current income and attractive risk-adjusted returns (i.e., returns adjusted to take into account the volatility of those returns, relative to fixed income securities generally).
Except as otherwise indicated, the Board may change the Fund’s investment objectives and any of its investment policies, restrictions, strategies, and techniques without shareholder approval. The investment objectives of the Fund are not a fundamental policy of the Fund and may be changed by the Fund’s Board without the vote of a majority (as defined by the Investment Company Act) of the Fund’s outstanding Shares. The Fund will notify shareholders of any changes to its investment objectives or any of its investment policies, restrictions or strategies.
There can be no assurances that the Fund’s investment objectives will be achieved or that the Fund’s investment program will be successful. The Fund is not intended as, and investors should not construe it to be, a complete investment program. The Fund is not intended for investors who will need ready access to the amounts invested in the Fund. An investment in the Fund should be considered illiquid. Investors should consider their investment goals, time horizons and risk tolerance before investing in the Fund.

Risk Factors [Table Text Block]
Investing in the Fund’s Shares involves a number of significant risks. The following information is a discussion of the material risk factors associated with an investment in the Fund’s Shares specifically. For purposes of the risks summarized below, references to the risks associated with the Fund’s investments may also refer to such risks in respect of a Fund’s investment through a Subsidiary, as the context requires. In addition to the other information contained in this prospectus, investors should consider carefully the following information before making an investment in the Fund’s Shares. The risks set forth below are not the only risks the Fund faces. Such additional risks and uncertainties not presently known to the Fund or not presently deemed material by the Fund may also impair its operations and performance. If any of the following events occur, the Fund’s business, financial condition and results of operations, could be materially and adversely affected. In such cases, the NAV of the Fund’s Shares could decline, and investors may lose all or part of their investment. The NAV of, and dividends paid on, the Shares will fluctuate with and be affected by, among other things, the risks more fully described below.
General Risks of Investing in the Fund
Reliance on the Investment Adviser and
Sub-Advisers
to Employ the Fund’s Strategies.
In pursuing its investment objectives and employing the strategies described in this Prospectus, the Adviser, employs a dynamic, multi-asset credit strategy, allocating capital across investment opportunities within the public, private and structured credit markets that are managed by specialist investment teams of the affiliated
Sub-Advisers.
The Adviser maintains primary responsibility for allocating Fund assets to the investment sleeves managed by the investment teams of the
Sub-Advisers
and will select and determine the percentage of Fund assets to allocate to each investment sleeve. There can be no assurances that the decisions made by the Adviser to allocate assets to certain investment sleeves will produce the desired results or expected returns for the Fund, which may cause the Fund to not meet its investment objective. The Adviser seeks to make allocation decisions that are intended to capture the best available investment opportunities across Private Credit, Structured Credit and Public Credit, but there can be no assurances that the Adviser’s assessments of the relative attractiveness of various investment opportunities will be correct, or that the Adviser will be able to identify the best opportunities in a given period. Although the Adviser will regularly evaluate the performance of each
Sub-Adviser
and make ongoing assessments regarding whether each
Sub-Adviser’s
respective investment program is consistent with the Fund’s investment objective and strategies, the Adviser will not have control over the investment decisions made by a
Sub-Adviser.
Even though the
Sub-Advisers
are subject to certain constraints, the
Sub-Advisers
may change certain aspects of their investment strategies or techniques. The investment strategies, techniques, and risk analyses employed by the
Sub-Advisers,
while designed to enhance potential returns, may not produce the desired results or expected returns, which may cause the Fund to not meet its investment objective, or underperform its benchmark index or funds with similar investment objectives and strategies. The
Sub-Advisers
may be incorrect in their assessments of the values of securities or instruments in which they invest or in their assessments of market trends, which can result in losses to the Fund.
Limited Operating History
. The Fund has not commenced operations and therefore has no operating history upon which potential investors may evaluate past or future performance. Investors should draw no conclusions from the performance of any other Man affiliated or managed vehicles and should not expect to achieve similar returns.
Non-Diversified
Status.
The Fund is a
non-diversified
fund. As defined in the Investment Company Act, a
non-diversified
fund may invest a significant part of its investments in a smaller number of issuers than can a diversified fund. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified
fund, like the Fund, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Fund.
Closed-End
Interval Fund; Illiquidity of Shares.
The Fund is structured as an “interval fund” and designed
primarily
for long-term investors. An investment in the Shares, unlike an investment in a traditional listed closed-end
fund, should be considered illiquid. The Shares are appropriate only for investors who are seeking an investment in less liquid or illiquid portfolio investments within an illiquid fund. An investment in the Shares is not suitable for investors who need access to the money they invest. Unlike open-end
funds (commonly known as mutual funds), which generally permit redemptions on a daily basis, the Shares are not redeemable at an investor’s option. Unlike traditional listed closed-end
funds, the Shares are not listed for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. The NAV of the Shares may be volatile and the Fund’s use of leverage will increase this volatility. As the Shares are not traded, investors may not be able to dispose of their investment in the Fund when or in the amount desired, no matter how the Fund performs.
Although the Fund, as a fundamental policy, will make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case the Fund may not repurchase all of a shareholder’s Shares tendered in that offer. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, shareholders may not be able to sell their Shares when and/or in the amount that they desire.
Investment and Market Risk.
An investment in the Fund’s Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund’s Shares represents an indirect investment in the portfolio of fixed-income instruments (including below-investment grade debt), private credit assets including residential backed loans, other securities and derivative investments, and the value of these investments may fluctuate, sometimes rapidly and unpredictably. At any point in time an investment in the Fund’s Shares may be worth less than the original amount invested, even after taking into account distributions paid by the Fund and the ability of common shareholders to reinvest dividends. The Fund may also use leverage, which would magnify the Fund’s investment, market and certain other risks.
Potential Conflicts of Interest Risk
. The Adviser, the
Sub-Advisers
and their affiliates face conflicts of interest caused by compensation arrangements with the Fund and its affiliates, which could result in actions that are not in the best interests of the Fund’s shareholders. The Adviser will receive substantial fees from the Fund in return for its services, and these fees could influence the advice provided to the Fund. The Fund pays to the Adviser an annual base management fee that is based on the value of the Fund’s average daily Managed Assets. Because the fee is calculated as a percentage of the Fund’s Managed Assets, which include those assets purchased with leverage, the fee paid to the Adviser will be higher during the periods in which the Fund is using leverage than if the Fund did not use leverage. This may encourage the Adviser to use leverage to make additional investments. Such a practice could result in us investing in more speculative securities than would otherwise be the case, which could result in higher investment losses, particularly during cyclical economic downturns. Under certain circumstances, the use of additional leverage may increase the likelihood of us defaulting on our borrowings, which would disfavor our Shareholder. The Fund’s compensation arrangements could therefore result in the Fund making riskier or more speculative investments than would otherwise be the case. This could result in higher investment losses, particularly during cyclical economic downturns.
Dependence on Key Personnel Risk.
The Fund’s success depends, to a significant extent, upon the diligence, skill and network of business contacts of the officers and employees of the Adviser, the
Sub-Advisers
or their affiliates. Such personnel, and any investment professionals that the
Sub-Advisers
or their affiliates may subsequently retain, will identify, evaluate, negotiate, structure, close, monitor and manage the Fund’s investments. The Fund’s future success will depend to a significant extent on the continued service and coordination of such personnel. If the Adviser and/or the
Sub-Advisers
do not maintain their existing relationships with sources of investment opportunities and do not develop new relationships with other sources of investment opportunities available to the Fund, the Adviser and/or the
Sub-Advisers
may not be able to grow the Fund’s investment portfolio. In addition, individuals with whom Adviser and/or
Sub-Adviser
personnel have relationships are not obligated to provide the Fund with investment opportunities. Therefore, Adviser and/or the
Sub-Advisers
can
offer no assurance that such relationships will generate investment opportunities for the Fund.
The
loss
of services of one or more members of the Adviser’s and
Sub-Advisers’
management team could adversely affect the Fund’s financial condition, business and results of operations. The Adviser and
Sub-Advisers
cannot guarantee that any of the members of the management team will remain affiliated with the Fund, the Adviser and/or the
Sub-Advisers.
Further, the Fund does not intend to separately maintain key person life insurance on any of these individuals.
Large Shareholder Risk.
To the extent a large proportion of Shares is held by a small number of shareholders (or a single common shareholder), including affiliates of the Adviser, the Fund is subject to the risk that these shareholders may seek to sell Shares (including after expiration of any applicable
“lock-up
period”) in large amounts rapidly in connection with repurchase offers. These transactions could adversely affect the ability of the Fund to conduct its investment program. Furthermore, it is possible that in response to a repurchase offer, the total amount of Shares tendered by a small number of shareholders (or a single common shareholder) may exceed the number of Shares that the Fund has offered to repurchase. If a repurchase offer is oversubscribed by shareholders, the Fund will repurchase only a pro rata portion of shares tendered by each shareholder. See “
Repurchase Offers Risk
”.
Repurchase Offers Risk.
The Fund is an “interval fund” and, in order to provide liquidity to shareholders, the Fund, subject to applicable law, will conduct quarterly repurchase offers of the Fund’s outstanding Shares at NAV, with the size of the repurchase offer subject to approval of the Board. In all cases, such repurchase offers will be for at least 5% and not more than 25% of its outstanding Shares at NAV, pursuant to Rule
23c-3
under the Investment Company Act. The Fund currently expects to conduct quarterly repurchase offers for 5% of its outstanding Shares under ordinary circumstances. The Fund believes that these repurchase offers are generally beneficial to its shareholders, and repurchases may be funded from available cash, borrowings, subscription proceeds or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. If at any time cash and other cash equivalents held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments, including liquid investments. If the Fund employs investment leverage, repurchases of Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect common shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income. If a repurchase offer is oversubscribed, the Fund may, but is not required to, determine to increase the amount repurchased by up to 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline (as defined in the “
Periodic Repurchase Offers and Transfers of Shares
.”) In the event that the Fund determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the NAV of Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Shares is determined. In addition, the repurchase of Shares by the Fund may be a taxable event to shareholders.
Distributions Risk
. Any distributions the Fund makes will be at the discretion of the Board, considering factors such as the Fund’s earnings, cash flow, capital and liquidity needs and general financial condition and the requirements of Delaware law. As a result, the Fund’s distribution rates and payment frequency may vary from time to time. The Fund may not achieve investment results that will allow it to make a specified or stable level of cash distributions and its distributions may decrease over time. In addition, the Fund may be limited in its ability to make distributions
.
Valuation Risk.
Under the Investment Company Act, the Fund is required to carry its portfolio investments at market value or, if there is no readily available market value, at fair value as determined pursuant to policies adopted by, and subject to the oversight of, the Board. There is generally no public market for certain private credit assets and other loan investments in which the Fund plans to invest. The Fund expects that many of its investments will not be publicly-traded or actively traded on a secondary market. The Fund will value these investments daily at fair value as determined in good faith as required by the Investment Company Act, but generally based on the most recent quarterly fair valuation determination by the Adviser taking into account various factors and third-party valuation inputs, as relevant. Between quarterly valuations the Fund will consider daily whether there has been a material change to such investments as to affect their fair value, but such analysis will be more limited than the quarterly process.
As part of the Fund’s valuation process, the Fund will take into account relevant factors in determining the fair value of the Fund’s investments, without market quotations, many of which are loans, including and in combination, as relevant: (i) the estimated enterprise value of a portfolio company; (ii) the nature and realizable value of any collateral; (iii) the portfolio company’s ability to make payments based on its earnings and cash flow; (iv) the markets in which the portfolio company does business; (v) a comparison of the portfolio company’s securities to any similar publicly traded securities; and (vi) overall changes in the interest rate environment and the credit markets that may affect the price at which similar investments may be made in the future. The Fund’s determinations of fair value may differ materially from the values that would have been used if a ready market for these non-traded
securities existed. Due to this uncertainty, the Fund’s fair value determinations may cause the Fund’s NAV on a given date to materially differ from the value that the Fund may ultimately realize upon the sale of one or more of its investments. If the Fund was required to liquidate a portfolio investment in a forced or liquidation sale, the Fund may realize amounts that are different from what was previously the value, and such differences could be material. The Adviser will serve the role of the Board’s Valuation Designee under Rule
2a-5
of the Investment Company Act (the “
Valuation Designee
”), with responsibility for fair valuing the Fund’s investments. It is important to note that there is no guarantee that the Adviser will accurately determine the fair value of these investments. See “
Net Asset Value
” for a further discussion of fair valuation methodologies.
Private Credit Risk.
Typically, Private Credit investments are in restricted securities that are not traded in public markets and subject to substantial holding periods, so that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. The Fund may, from time to time or over time, focus its Private Credit in a particular industry or sector or select industries or sectors. Investment performance of such industries or sectors may thus at times have an out-sized
impact on the performance of the Fund. The Fund’s investments are also subject to the risks associated with investing in private securities. Investments in private securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Fund will be able to realize the value of such investments in a timely manner. See “
Closed-End
Interval Fund Structure
.” Additionally, Private Credit can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations. The Fund’s portfolio companies may be leveraged, often as a result of leveraged buyouts or other recapitalization transactions, and often will not be rated by national credit rating agencies. See “
Below Investment Grade Risk
.”
Private Credit Competition Risk.
The Fund competes for investments with other investment funds and a variety of other investors (including private credit funds, mezzanine funds, performing and other credit funds, funds that invest in structured notes, derivatives and other types of collateralized securities and structured products, specialty finance companies, real estate investment trusts), as well as traditional financial services companies such as commercial banks and other sources of funding. These other investment funds and other investors might be reasonable investment alternatives to the Fund and may be substantially larger, have considerably greater financial, technical and marketing resources, and may be less costly or complex with fewer and/or different risks than the Fund has. Some of the Fund’s competitors may have a lower cost of funds and access to funding sources that are not available to the Fund, such as the U.S. government. As a result of these new competitors entering the financing markets in which the Fund operates, competition for investment opportunities in U.S. private companies may intensify. The Fund may lose investment opportunities if it does not match its competitors’ pricing, terms or structure. If the Fund is forced to match its competitors’ pricing, terms or structure, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss. With respect to corporate direct lending, a significant part of the Fund’s competitive advantage stems from the fact that the market for investments in U.S. private companies is underserved by traditional commercial banks and other financial sources. A significant increase in the number and/or the size of the Fund’s competitors in this target market could force the Fund to accept less attractive investment terms. Furthermore, many of the Fund’s competitors have greater experience operating under, or are not subject to, the regulatory restrictions that the Investment Company Act imposes on the Fund as an investment company or the source-of-income, asset
diversification and distribution requirements the Fund must satisfy to maintain RIC tax treatment. There can be no assurance that there will be a sufficient number of attractive potential investments available to the Fund to achieve target returns. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of investments and establish more relationships than the Fund. The competitive pressures the Fund faces may have a material adverse effect on the Fund’s business
, financial condition, results of operations and cash flows.
Privately-held Companies and the Lack of Available Information About These Companies Risk.
The Fund expects to invest a substantial portion of its assets in privately-held companies. Investments in private companies pose significantly greater risks than investments in public companies. First, private companies have reduced access to the capital markets, resulting in diminished capital resources and the ability to withstand financial distress. Second, the depth and breadth of experience of management in private companies tends to be less than that at public companies, which makes such companies more likely to depend on the management talents and efforts of a smaller group of persons and/or persons. Therefore, the decisions made by such management teams and/or the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on the Fund’s investments and, in turn, on the Fund. Third, the investments themselves tend to be less liquid. As such, the Fund may have difficulty exiting an investment promptly or at a desired price prior to maturity or outside of a normal amortization schedule. As a result, the relative lack of liquidity and the potential diminished capital resources of the Fund’s target portfolio companies may affect the Fund’s investment returns. Fourth, these companies frequently have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tends to render them more vulnerable to competitors’ actions and changing market conditions, as well as general economic downturns. Fifth, these companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. Sixth, limited public information generally exists about private companies. Seventh, these companies may not have third-party debt ratings or audited financial statements. The Fund must therefore rely on the ability of the Adviser and
Sub-Advisers
to obtain adequate information through due diligence to evaluate the creditworthiness and potential returns from investing in these companies. The Adviser and
Sub-Advisers
typically assesses an investment in a portfolio company based on their estimate of the portfolio company’s earnings and enterprise value, among other things, and these estimates may be based on limited information and may otherwise be inaccurate, causing the Adviser or
Sub-Adviser
to make different investment decisions than it may have made with more complete information. These private companies and their financial information are not subject to the Sarbanes-Oxley Act and other rules that govern public companies. If the Fund is unable to uncover all material information about these companies, the Fund may not make a fully informed investment decision, and it may lose money on its investments
.
Investments in Securities or Assets of Publicly-Traded Companies Risk.
The Fund may invest a portion of its portfolio in publicly-traded assets. It is not expected that the Fund will be able to negotiate additional financial covenants or other contractual rights, which the Fund might otherwise be able to obtain in making privately negotiated investments. In addition, by investing in publicly-traded securities or assets, the Fund will be subject to U.S. federal and state securities laws, as well as
non-U.S.
securities laws, that may, among other things, restrict or prohibit its ability to make or sell an investment. Moreover, the Fund may not have the same access to information in connection with investments in public securities, either when investigating a potential investment or after making an investment, as compared to privately negotiated investments. Furthermore, the Fund may be limited in its ability to make investments and to sell existing investments in public securities because the Fund may be deemed to have material, non-public
information regarding the issuers of those securities or as a result of other internal policies. The inability to sell public securities in these circumstances could materially adversely affect the Fund’s investment results. In addition, an investment may be sold by the Fund to a public company where the consideration received is a combination of cash and stock of the public company, which may, depending on the securities laws of the relevant
jurisdiction, be subject to
lock-up
periods.
Mid-
and Small-Capitalization Company Risk.
Middle and small capitalization companies may be less financially secure than larger, more established companies and depend on a small number of key personnel.
In addition, it is more difficult to get information on middle and small capitalization companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts. As a result, the securities of middle and small capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization securities or the market as a whole. The purchase or sale of more than a limited number of shares of a middle and small company may affect its market price. The Fund may need a considerable amount of time to purchase or sell its positions in these securities. Investing in middle and small capitalization securities requires a longer term view.
Direct Lending Risk.
The Fund may make direct loans and engage in direct lending, which practice involves certain risks. If the Fund engages in direct lending involving below investment grade or subprime loans, these risks may be heightened. If a loan is foreclosed, the Fund could become part owner of any collateral and would bear the costs and liabilities associated with owning and disposing of the collateral. As a result, the Fund may be exposed to losses resulting from default and foreclosure. Any costs or delays involved in the effectuation of a foreclosure of the loan or a liquidation of the underlying assets will further reduce the proceeds and thus increase the loss. There is no assurance that the Fund will correctly evaluate the value of the assets collateralizing the loan. In the event of a reorganization or liquidation proceeding relating to the borrower, the Fund may lose all or part of the amounts advanced to the borrower. There is no assurance that the protection of the Fund’s interests is adequate, including the validity or enforceability of the loan and the maintenance of the anticipated priority and perfection of the applicable security interests. Furthermore, there is no assurance that claims will not be asserted that might interfere with enforcement of the Fund’s rights.
There are no restrictions on the credit quality of the Fund’s loans. Loans may be deemed to have substantial vulnerability to default in payment of interest and/or principal. There can be no assurance as to the levels of defaults and/or recoveries that may be experienced on loans in which the Fund has invested. Certain of the loans in which the Fund may invest have large uncertainties or major risk exposures to adverse conditions, and may be considered to be predominantly speculative. Generally, such loans offer a higher return potential than better quality loans, but involve greater volatility of price and greater risk of loss of income and principal. The market values of certain of these loans also tend to be more sensitive to changes in economic conditions than better quality loans.
Loans to issuers operating in workout modes or under Chapter 11 of the U.S. Bankruptcy Code or the equivalent laws of member states of the European Union (“
EU
”) are, in certain circumstances, subject to certain potential liabilities that may exceed the amount of the loan. For example, under certain circumstances, lenders who have inappropriately exercised control of the management and policies of a debtor may have their claims subordinated or disallowed or may be found liable for damages suffered by parties as a result of such actions.
Various state licensing requirements could apply to the Fund with respect to investments in, or the origination and servicing of, loans and similar assets. The licensing requirements could apply depending on the location of the borrower, the location of the collateral securing the loan, or the location where the Fund, Adviser or
Sub-Advisers
operate or have offices. In states in which it is licensed, the Fund, Adviser or
Sub-Advisers
will be required to comply with applicable laws and regulations, including consumer protection and anti-fraud laws, which could impose restrictions on the Fund’s, the Adviser’s, or the
Sub-Advisers’
ability to take certain actions to protect the value of its investments in such assets and impose compliance costs. Failure to comply with such laws and regulations could lead to, among other penalties, a loss of the Fund’s, the Adviser’s, or the
Sub-Advisers’
license, which in turn could require the Fund to divest assets located in or secured by real property located in that state. These risks will also apply to issuers and entities in which the Fund invests that hold similar assets, as well as any origination company or servicer in which the Fund owns an interest.
Loan origination and servicing companies are routinely involved in legal proceedings concerning matters that arise in the ordinary course of their business. These legal proceedings range from actions involving a single plaintiff to class action lawsuits with potentially tens of thousands of class members. In addition, a number of participants in the loan origination and servicing industry (including control persons of industry participants) have been the subject of regulatory actions by state regulators, including state Attorneys General, and by the federal government. Governmental investigations, examinations or regulatory actions, or private lawsuits, including purported class action lawsuits, may adversely affect such companies’ financial results. To the extent the Fund seeks to engage in origination and/or servicing directly, or has a financial interest in, or is otherwise affiliated with, an origination or servicing company, the Fund will be subject to enhanced risks of litigation, regulatory actions and other proceedings. As a result, the Fund may be required to pay legal fees, settlement costs, damages, penalties or other charges, any or all of which could materially adversely affect the Fund and its investments.
Loans Risk.
The loans that the Fund may invest in include loans that are first lien, second lien, third lien or that are unsecured. In addition, the loans the Fund invests in may be rated below investment grade or may also be unrated. Loans are subject to a number of risks described elsewhere in the prospectus, including credit risk, liquidity risk, below investment grade instruments risk and management risk.
Although certain loans in which the Fund may invest will be secured by collateral, there can be no assurance that such collateral could be readily liquidated or that the liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment
of scheduled interest or principal. In the event of the bankruptcy or insolvency of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan. In the event of a decline in the value of the already pledged collateral, if the terms of a loan do not require the borrower to pledge additional collateral, the Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower’s obligations under the loans. To the extent that a loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose some or all of its value in the event of the bankruptcy or insolvency of the borrower. Those loans that are under-collateralized involve a greater risk of loss.
Loans are not registered with the SEC, or any state securities commission, and are not listed on any national securities exchange. There is less readily available or reliable information about most loans than is the case for many other types of securities, including securities issued in transactions registered under the Securities Act of 1933, as amended (the “
Securities Act
”) or registered under the Exchange Act. No active trading market may exist for some loans, and some loans may be subject to restrictions on resale. A secondary market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability to realize full value and thus cause a material decline in the Fund’s NAV. In addition, the Fund may not be able to readily dispose of its loans at prices that approximate those at which the Fund could sell such loans if they were more widely-traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. During periods of limited supply and liquidity of loans, the Fund’s yield may be lower.
Some loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Fund. Such court action could under certain circumstances include invalidation of loans.
If legislation of state or federal regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of loans for investment by the Fund may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain borrowers. This would increase the risk of default.
If legislation or federal or state regulations require financial institutions to increase their capital requirements this may cause financial institutions to dispose of loans that are considered highly levered transactions. Such sales could result in prices that, in the opinion of the Adviser and the
Sub-Adviser,
do not represent fair value. If the Fund attempts to sell a loan at a time when a financial institution is engaging in such a sale, the price the Fund could get for the loan may be adversely affected.
The Fund may acquire loans through assignments or participations. The Fund will typically acquire loans through assignment. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral.
A participation typically results in a contractual relationship only with the institution selling the participation interest, not with the borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. Certain participation agreements also include the option to convert the participation to a full assignment under agreed upon circumstances. The Adviser and the
Sub-Advisers
have adopted best execution procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when the Fund must acquire a loan through a participation.
In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation. Further, in purchasing participations in lending syndicates, the Fund will not be able to conduct the due diligence on the borrower or the quality of the loan with respect to which it is buying a participation that the Fund would otherwise conduct if it were investing directly in the loan, which may result in the Fund being exposed to greater credit or fraud risk with respect to the borrower or the loan than the Fund expected when initially purchasing the participation.
The Fund also may originate loans or acquire loans by participating in the initial issuance of the loan as part of a syndicate of banks and financial institutions, or receive its interest in a loan directly from the borrower.
Adjustments to Terms of Investments Risk
.
The terms and conditions of the loan agreements and related assignments may be amended, modified or waived only by the agreement of the lenders. Generally, any such agreement must include a majority or a supermajority (measured by outstanding loans or commitments) or, in certain circumstances, a unanimous vote of the lenders. Consequently, the terms and conditions of the payment obligation arising from loan agreements could be modified, amended or waived in a manner contrary to the preferences of the Fund, if a sufficient number of the other lenders concurred with such modification, amendment or waiver. There can be no assurance that any obligations arising from a loan agreement will maintain the terms and conditions to which the Fund originally agreed. Because the Fund may invest through participation interests and derivative securities, the Fund may not be entitled to vote on any such adjustment of terms of such agreements.
The exercise of remedies may also be subject to the vote of a specified percentage of the lenders thereunder. The Adviser or a
Sub-Adviser
will have the authority to cause the Fund to consent to certain amendments, waivers or modifications to the investments requested by obligors or the lead agents for loan syndication agreements. The Adviser and the
Sub-Advisers
may, in accordance with their investment management standards, cause the Fund to extend or defer the maturity, adjust the outstanding balance of any investment, reduce or forgive interest or fees, release material collateral or guarantees, or otherwise amend, modify or waive the terms of any related loan agreement, including the payment terms thereunder. The Adviser or a
Sub-Adviser
will make such determination in accordance with its investment management standards. Any amendment, waiver or modification of an investment could adversely impact the Fund’s investment returns
.
Loan Interests Risk.
Loan interests generally are subject to restrictions on transfer, and the Fund may be unable to sell its loan interests at a time when it may otherwise be desirable to do so or may be able to sell them promptly only at prices that are less than what the Fund regards as their fair market value. Accordingly, loan interests may at times be illiquid. Loan interests may be difficult to value and may have extended settlement periods (the settlement cycle for many bank loans exceeds 7 days). Extended settlement periods may result in cash not being immediately available to the Fund. As a result, during periods of unusually heavy repurchases, the Fund may have to sell other investments or borrow money to meet its obligations. Interests in loans made to finance highly leveraged companies or to finance corporate acquisitions or other transactions may be especially vulnerable to adverse changes in economic or market conditions. Interests in secured loans have the benefit of collateral and, typically, of restrictive covenants limiting the ability of the borrower to further encumber its assets. There is a risk that the value of any collateral securing a loan in which the Fund has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In the event the borrower defaults, the Fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Further, in the event of a default, second or lower lien secured loans, and unsecured loans, will generally be paid only if the value of the collateral exceeds the amount of the borrower’s obligations to the senior secured lenders, and the remaining collateral may not be sufficient to cover the full amount owed on the loan in which the Fund has an interest. Further, there is a risk that a court could take action with respect to a loan that is adverse to the holders of the loan and the Fund may need to retain legal counsel to enforce its rights in any resulting event of default, bankruptcy, or similar situation. Interests in loans expose the Fund to the credit risk of the underlying borrower and may expose the Fund to the credit risk of the lender.
Loan Assignments and Participations Risk.
As the assignee of a loan, the Fund typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. Because assignments may be arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. In addition, if the loan is foreclosed, the Fund could become part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The Fund may be required to pass along to a purchaser that buys a loan from the Fund by way of assignment a portion of any fees to which the Fund is entitled under the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off
against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off
between the lender and the borrower.
Senior Secured Loans and Senior Secured Bonds Risk.
There is a risk that any collateral pledged by issuers in which the Fund has taken a security interest may decrease in value over time or lose its entire value, may be difficult to sell in a timely manner, may be difficult to appraise and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the issuer to raise additional capital. Such risks have become more pronounced due to interest rate and market volatility. To the extent the Fund’s debt investment is collateralized by the securities of a portfolio company’s subsidiaries, such securities may lose some or all of their value in the event of the bankruptcy or insolvency of the portfolio company. Also, in some circumstances, the Fund’s security interest may be contractually or structurally subordinated to claims of other creditors. In addition, deterioration in a portfolio company’s financial condition and prospects, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the debt. Secured debt that is under-collateralized involves a greater risk of loss. In addition, second lien debt is granted a second priority security interest in collateral, which means that any realization of collateral will generally be applied to pay senior secured debt in full before second lien debt is paid. Similarly, investments in “last out” pieces of unitranche loans will be similar to second lien loans in that such investments will be junior in priority to the “first out” piece of the same unitranche loan with respect to payment of principal, interest and other amounts. Consequently, the fact that debt is secured does not guarantee that the Fund will receive principal and interest payments according to the debt’s terms, or at all, or that the Fund will be able to collect on the debt should it be forced to
enforce its remedies.
Junior and Subordinated Debt Risk.
The Fund may invest in debt instruments that are subordinated or otherwise junior in an issuer’s capital structure. Investments in subordinate debt securities may be unsecured and subordinated to substantial amounts of senior indebtedness, all or a significant portion of which may be secured and/or subject the Fund to a “first loss” subordinate holder position relative to other lenders. The ability of the Fund to influence a company’s affairs, especially during periods of financial distress or following insolvency, is likely to be substantially less than that of senior creditors. For example, under terms of subordinated intercreditor agreements, senior creditors will typically be able to block the acceleration of the mezzanine debt or other exercises by the Fund of its rights as a creditor. Accordingly, the Fund may not be able to take the steps necessary to protect its investments in a timely manner or at all. Further, the ability of a borrower to make payments on the loan underlying these securities is dependent primarily upon the successful operation of the property rather than upon the existence of independent income or assets of the borrower. In the event of default and the exhaustion of any equity support, reserve fund, letter of credit and any classes of securities junior to those in which the Fund invests, it will not be able to recover all of its investment in the securities purchased. Investments in subordinate securities have a higher risk of loss and credit default than investments in more senior securities and subordinated tranches absorb losses from default before other more senior tranches are put at risk. Mezzanine debt securities (as well as other more senior securities) are also subject to other creditor risks, including (i) the possible invalidation of an investment transaction as a “fraudulent conveyance” under relevant creditors’ rights laws,
(ii) so-called
lender liability claims by the issuer of the obligations, and (iii) environmental liabilities that may arise with respect to collateral securing the obligations. The securities the Fund invests in may be subject to early redemption features, refinancing options, pre-payment
options, or similar provisions which, in each case, could result in the issuer repaying the principal on an obligation held by the Fund earlier than expected, resulting in a lower return to the Fund than estimated. In addition, depending on fluctuations of the equity markets and other factors, warrants and other equity securities may become worthless.
The Fund may invest in subordinated debt or “mezzanine” debt investments, and such investments and the Fund’s remedies with respect thereto, including the ability to foreclose on any collateral securing such investments, will be subject to the rights of holders of more senior tranches in an issuer’s capital structure and, to the extent applicable, contractual inter-creditor, co-lender
and participation agreement provisions.
Due to their lower place in the borrower’s capital structure and possible unsecured or partially secured status, investments in subordinated debt involve greater credit risk of default and loss than the more senior classes or tranches of debt in an issuer’s capital structure. Subordinated tranches of debt instruments (including mortgage-backed securities) absorb losses from default before other more senior tranches of such instruments, which creates a risk particularly if such instruments (or securities) have been issued with little or no credit enhancement or equity. To the extent the Fund invests in subordinate debt instruments (including mortgage-backed securities), the Fund would likely receive payments or interest distributions after, and must bear the effects of losses or defaults on, the senior debt (including underlying mortgage loans, senior mezzanine debt or senior commercial mortgage-backed securities (“
CMBS
”) bonds) before, the holders of other more senior tranches of debt instruments with respect to such issuer. The Fund’s investments will be affected, where applicable, by (i) the relative payment priorities of the respective classes of instruments or securities issued by portfolio companies (or affiliates thereof), (ii) the order in which the principal balances of such respective classes with balances will be reduced in connection with losses and default-related shortfalls, and (iii) the characteristics and quality of the underlying loans in the
Fund
.
Second Priority Liens Risk.
Certain debt investments that the Fund makes in portfolio companies may be secured on a second priority basis by the same collateral securing first priority debt of such companies. The first priority liens on the collateral will secure the portfolio company’s obligations under any outstanding senior debt and may secure certain other future debt that may be permitted to be incurred by the company under the agreements governing the loans. The holders of obligations secured by the first priority liens on the collateral will generally control the liquidation of and be entitled to receive proceeds from any realization of the collateral to repay their obligations in full before the Fund. In addition, the value of the collateral in the event of liquidation will depend on market and economic conditions, the availability of buyers and other factors. There can be no assurance that the proceeds, if any, from the sale or sales of all of the collateral would be sufficient to satisfy the debt obligations secured by the second priority liens after payment in full of all obligations secured by the first priority liens on the collateral. If such proceeds are not sufficient to repay amounts outstanding under the debt obligations secured by the second priority liens, then the Fund, to the extent not repaid from the proceeds of the sale of the collateral, will only have an unsecured claim against such company’s remaining assets, if any.
The Fund may also make unsecured debt investments in portfolio companies, meaning that such investments will not benefit from any interest in collateral of such companies. Liens on such portfolio companies’ collateral, if any, will secure the portfolio company’s obligations under its outstanding secured debt and may secure certain future debt that is permitted to be incurred by the portfolio company under its secured debt agreements. The holders of obligations secured by such liens will generally control the liquidation of, and be entitled to receive proceeds from, any realization of such collateral to repay their obligations in full before the Fund is so entitled. In addition, the value of such collateral in the event of liquidation will depend on market and economic conditions, the availability of buyers and other factors. There can be no assurance that the proceeds, if any, from sales of such collateral would be sufficient to satisfy its unsecured debt obligations after payment in full of all secured debt obligations. If such proceeds were not sufficient to repay the outstanding secured debt obligations, then its unsecured claims would rank equally with the unpaid portion of such secured creditors’ claims against the portfolio company’s remaining assets, if any.
The rights the Fund may have with respect to the collateral securing the debt investments it makes to its portfolio companies with senior debt outstanding may also be limited pursuant to the terms of one or more intercreditor agreements that the Fund enters into with the holders of senior debt. Under such an intercreditor agreement, at any time that obligations that have the benefit of the first priority liens are outstanding, any of the following actions that may be taken in respect of the collateral will be at the direction of the holders of the obligations secured by the first priority liens: the ability to cause the commencement of enforcement proceedings against the collateral; the ability to control the conduct of such proceedings; the approval of amendments to collateral documents; releases of liens on the collateral; and waivers of past defaults under collateral documents. The Fund may not have the ability to control or direct such actions, even if its rights are adversely affected.
Mezzanine Debt Securities Risk.
Mezzanine debt securities generally will be unrated or have ratings or implied or imputed ratings below investment grade. They will be obligations of corporations, partnerships or other entities that are generally unsecured, typically are subordinated to other obligations of the obligor and generally have greater credit and liquidity risk than is typically associated with investment grade corporate obligations. While mezzanine debt investments and other loans or unsecured investments can benefit from the same or similar covenants as those enjoyed by the indebtedness ranking more senior to such investments and can benefit from cross-default provisions and security over the issuer’s assets, some or all of such terms might not be part of particular investments (for example, such investments might not be protected by financial covenants or limitations upon incurrence of additional indebtedness by the issuer). Accordingly, the risks associated with mezzanine debt securities include a greater possibility that adverse changes in the financial condition of the obligor or in general economic conditions (including a sustained period of rising interest rates or an economic downturn) could adversely affect the obligor’s ability to pay principal and interest on its debt. Many obligors on mezzanine debt securities are highly leveraged, and specific developments affecting such obligors, including reduced cash flow from operations or the inability to refinance debt at maturity, can also adversely affect such obligors’ ability to meet debt service obligations. Mezzanine debt securities are often issued in connection with leveraged acquisitions or recapitalizations, in which the issuers incur a substantially higher amount of indebtedness than the level at which they had previously operated. Default rates for mezzanine debt securities have historically
been higher than has been the case for investment grade securities.
Equity Investments Risk.
The Fund may make select equity investments. In addition, when the Fund invests in senior secured loans, second lien and subordinated or mezzanine loans, the Fund may receive equity and equity-related interests such as warrants or options that may be converted into or exchanged for the issuer’s common stock or the cash value of the issuer’s common stock as additional consideration. In addition, the Fund may invest directly in the equity securities of portfolio companies. The Fund’s goal is ultimately to dispose of such equity interests and realize gains upon the Fund’s disposition of such interests. However, the equity interests the Fund receives may not appreciate in value and, in fact, may decline in value. Accordingly, the Fund may not be able to realize gains from its equity interests, and any gains that the Fund does realize on the disposition of any equity interests may not be sufficient to offset any other losses it experiences. The Fund will generally have little, if any, control over the timing of any gains the Fund may realize from its equity investments. The Fund may also be unable to realize any value if a portfolio company does not have a liquidity event, such as a sale of the business, recapitalization or public offering, which would allow the Fund to sell the underlying equity interests. The Fund may be unable to exercise any put rights the Fund acquires, which would grant the Fund the right to sell its equity securities back to the portfolio company, for the consideration provided in its investment documents if the issuer is in financial distress.
Structured Products Risk.
The Fund may invest its assets in structured products, including the rated debt tranches of floating rate mortgage-backed securities and credit linked notes. Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk.
The Fund may have the right to receive payments only from the structured product, and generally will not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining short-term financing, which may adversely affect the value of the structured products owned by the Fund.
Investments in structured notes involve risks, including credit risk and market risk. Where the Fund’s investments in structured notes will be based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero, and any further changes in the reference instrument may then reduce the principal amount payable on maturity. Structured notes may be less liquid than other types of securities and more volatile than the reference instrument or security underlying the note.
Covenant-Lite Loans Risk
. Although the Fund generally expects the transaction documentation of some portion of the Fund’s investments to include covenants and other structural protections, a portion of the Fund’s investments may be composed of so-called
“covenant-lite loans.” Generally, covenant-lite loans either do not have certain maintenance covenants that would require the issuer to maintain debt service or other financial ratios or do not contain common restrictions on the ability of the issuer to change significantly its operations or to enter into other significant transactions that could affect its ability to repay such loans. Ownership of covenant-lite loans may expose the Fund to different risks, including with respect to liquidity, price volatility and ability to restructure loans, than is the case with loans that have financial maintenance covenants. As a result, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the issuer’s ability to comply with its obligations
under the loan.
ETFs Risk
. The Fund, subject to its investment strategies and policies, may purchase shares of ETFs. ETFs are investment companies whose shares are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. Tracking error, the divergence of an ETF’s performance from that of its underlying index, may arise due to imperfect correlation between the ETF’s portfolio securities and those in its index, rounding of prices, timing of cash flows, the ETF’s size, changes to the index and regulatory requirements. The Fund can purchase shares of an ETF to gain exposure to a portion of the U.S. or foreign market while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying securities or commodities they are designed to track, although a lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities or commodities. ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly. See also “
Investment in Other Investment Companies Risk
” below.
BDCs Risk.
 The Fund may invest in BDCs. A BDC is a type of
closed-end
investment company regulated under the Investment Company Act. BDCs typically invest in and lend to small and medium-sized
private and certain public companies that may not have access to public equity or debt markets for capital raising. BDCs invest in such diverse industries as healthcare, chemical and manufacturing, technology and service companies. At least 70% of a BDC’s investments must be made in private and certain public U.S. businesses, and BDCs are required to make available significant managerial assistance to their portfolio companies. Unlike corporations, BDCs are not taxed on income at the corporate level, provided the income is distributed to their shareholders and that the BDC complies with the applicable requirements of Subchapter M of Subtitle A, Chapter 1 of the Code.
Investments in BDCs may be subject to a high degree of risk. BDCs typically invest in small and medium-sized
private and certain public companies that may not have access to public equity or debt markets for capital raising. As a result, a BDC’s portfolio typically will include a substantial amount of securities purchased in private placements, and its portfolio may carry risks similar to those of a private equity or venture capital fund. Securities that are not publicly registered may be difficult to value and may be difficult to sell at a price representative of their intrinsic value. Small and medium-sized
companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on the value of their stock than is the case with a larger company. To the extent a BDC focuses its investments in a specific sector, the BDC will be susceptible to adverse conditions and economic or regulatory occurrences affecting the specific sector or industry group, which tends to increase volatility and result in higher risk. Investments in BDCs are subject to various risks, including management’s ability to meet the BDC’s investment objective and to manage the BDC’s portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors’ perceptions regarding a BDC or its underlying investments change. Publicly traded BDCs may trade at a discount to their NAV because they invest in unlisted securities and have a limited access to capital markets.
Certain BDCs may use leverage in their portfolios through borrowings or the issuance of preferred stock. While leverage may increase the yield and total return of a BDC, it also subjects the BDC to increased risks, including magnification of any investment losses and increased volatility. In addition, a BDC’s income may fall if the interest rate on any borrowings of the BDC rises.
Investment in Other Investment Companies Risk
. As with other investments, investments in other investment companies, including ETFs, are subject to market and manager risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds that invest in U.S. Government securities seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a stable NAV money market mutual fund. Moreover, prime money market mutual funds are required to use floating NAVs that do not preserve the value of the Fund’s investment at $1.00 per share. Investments in REITs or securities with similar characteristics that pool investors’ capital to purchase or finance real estate investments also involve certain unique risks, including concentration risk (by geography or property type) and interest rate risk (i.e., in a rising interest rate environment, the stock prices of real
estate-related investments may decline and the borrowing costs of these companies may increase).
Fixed-Income Securities Risk
. Fixed-income securities in which the Fund may invest are generally subject to the following risks:
Issuer and Spread Risk.
The value of fixed-income securities may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage, reduced demand for the issuer’s goods and services, historical and prospective earnings of the issuer and the value of the assets of the issuer. In addition, wider credit spreads and decreasing market values typically represent a deterioration of a debt security’s credit soundness and a perceived greater likelihood of risk or default by the issuer.
Credit Risk.
Credit risk is the risk that an underlying issuer or borrower will be unable to make principal and interest payments on its outstanding debt or other payment obligations when due or otherwise defaults on its obligations to the Fund and/or that the guarantors or other sources of credit support for such persons do not satisfy their obligations. The Fund’s return to shareholders would be adversely impacted if an underlying issuer of debt investments or other instruments or a borrower under a loan in which the Fund invests were to become unable to make such payments when due.
Although the Fund may make investments that the Adviser or a
Sub-Adviser
believes are secured by specific collateral the value of which may initially exceed the principal amount of such investments or the Fund’s fair value of such investments, there can be no assurance that the liquidation of any such collateral would satisfy the borrower’s obligation in the event of non-payment
of scheduled interest or principal payments with respect to such investment, or that such collateral could be readily liquidated. In addition, in the event of bankruptcy of a borrower, shareholders could experience delays or limitations with respect to its ability to enforce rights against and realize the benefits of the collateral securing an investment. Under certain circumstances, collateral securing an investment may be released without the consent of the Adviser, a
Sub-Adviser
and/or the shareholder or the shareholder’s expected rights to such collateral could, under certain circumstances, be voided or disregarded. The Fund’s investments in secured debt may be unperfected for a variety of reasons, including the failure to make required filings by lenders and, as a result, the shareholder may not have priority over other creditors as anticipated. The Fund may also invest in leveraged loans, high yield securities, marketable and non-marketable
common and preferred equity securities and other unsecured investments, each of which involves a higher degree of risk than senior secured loans. Furthermore, the Fund’s right to payment and its security interest, if any, may be subordinated to the payment rights and security interests of a senior lender, to the extent applicable. Certain of these investments may have an interest-only payment schedule, with the principal amount remaining outstanding and at risk until the maturity of the investment. In addition, certain instruments may provide for payments-in-kind,
which have a similar effect of deferring current cash payments. In such cases, a portfolio company’s ability to repay the principal of an investment may depend on a liquidity event or the long-term success of the company, the likelihood of which is uncertain.
With respect to the Fund’s investments in any number of credit products, if the borrower or issuer breaches any of the covenants or restrictions under the credit agreement or indenture that governs loans or securities of such issuer or borrower, it could result in a default under the applicable indebtedness as well as the indebtedness held by the Fund. Such default may allow the creditors to accelerate the related debt and may result in the acceleration of any other debt to which a cross-acceleration or cross-default provision applies. This could result in an impairment or loss of the Fund’s investment or result in a pre-payment
(in whole or in part) of the Fund’s investment.
Similarly, while the Adviser and the
Sub-Advisers
will generally target investing the Fund’s assets in companies it believes are of high quality, these companies could still present a high degree of business and credit risk. Portfolio companies in which the Fund invests could deteriorate as a result of, among other factors, an adverse development in their business, a change in the competitive environment or economic and financial market downturns and dislocations. As a result, companies that the Adviser or a
Sub-Adviser
expected to be stable or improve may operate, or expect to operate, at a loss or have significant variations in operating results, may require substantial additional capital to support their operations or maintain their competitive position, or may otherwise have a weak financial condition or be experiencing financial distress.
Call Risk.
There is a risk that issuers may exercise a right to redeem a fixed income security earlier than expected (a “call”). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.
Prepayment Risk
. The Fund is subject to the risk that the investments it makes may be repaid prior to maturity. When this occurs, the Fund will generally reinvest these proceeds in temporary investments, pending their future investment in new portfolio companies. These temporary investments will typically have substantially lower yields than the debt being prepaid and the Fund could experience significant delays in reinvesting these amounts. Any future investment in a new portfolio company may also be at lower yields than the debt that was repaid. As a result, the Fund’s results of operations could be materially adversely affected if one or more of the issuers elect to prepay amounts owed to the Fund. Additionally, prepayments, net of prepayment fees, could negatively impact the Fund’s return on equity.
Reinvestment Risk.
Reinvestment risk is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Duration and Maturity Risk.
The Fund has no set policy regarding the duration or maturity of the fixed-income securities it may hold. In general, the longer the duration of any fixed-income securities in the Fund’s portfolio, the more exposure the Fund will have to the interest rate risks described above. The Adviser and the
Sub-Advisers
may seek to adjust the portfolio’s duration or maturity based on its assessment of current and projected market conditions and any other factors that the Adviser and the
Sub-Advisers
deems relevant. There can be no assurance that the Adviser’s and
Sub-Advisers’
assessment of current and projected market conditions will be correct or that any strategy to adjust the portfolio’s duration or maturity will be successful at any given time.
Below Investment Grade Risk
. The Fund may invest in securities that are rated below investment grade by rating agencies or that would be rated below investment grade (rated Ba/BB or below, or judged to be of comparable quality by the Adviser or a
Sub-Adviser)
if they were rated. Below investment grade securities, which are often referred to as “high yield” or “junk,” have predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. Lower grade securities, though often high yielding, are characterized by high risk. They may be subject to certain risks with respect to the issuing entity and to greater
market fluctuations than certain lower yielding, higher rated securities. They may also be difficult to value and illiquid. The major risks of below investment grade securities include: (i) below investment grade securities may be issued by less creditworthy issuers. Issuers of below investment grade securities may have a larger amount of outstanding debt relative to their assets than issuers of investment grade securities. These issuers are more vulnerable to financial setbacks and recession than more creditworthy issuers, which may impair their ability to make interest and principal payments. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of holders of below investment grade securities, leaving few or no assets available to repay holders of below investment grade securities; (ii) prices of below investment grade securities are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of below investment grade securities than on other higher-rated fixed-income securities. It is likely that an economic recession could severely disrupt the market for such securities and may have an adverse impact on the value of such securities; (iii) issuers of below investment grade securities may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing; (iv) below investment grade securities frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If the issuer redeems below investment grade securities, the Fund may have to invest the proceeds in securities with lower yields and may lose income; (v) below investment grade securities may be less liquid than higher-rated fixed-income securities, even under normal economic conditions. There are fewer dealers in the below investment grade securities market, and there may be significant differences in the prices quoted by the dealers. Judgment may play a greater role in valuing these securities and the Fund may be unable to sell these securities at an advantageous time or price; (vi) the Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.
The prices of fixed-income securities generally are inversely related to interest rate changes; however, below investment grade securities historically have been somewhat less sensitive to interest rate changes than higher quality securities of comparable maturity because credit quality is also a significant factor in the valuation of lower grade securities. On the other hand, an increased rate environment results in increased borrowing costs generally, which may impair the credit quality of low-grade
issuers and thus have a more significant effect on the value of some lower grade securities. In addition, a low rate environment may result in traditional investment grade oriented investors being forced to accept more risk in order to maintain income. In a rising rate environment, buyers of lower grade securities may exit the market and reduce demand for lower grade securities, potentially resulting in greater price volatility.
The ratings of Moody’s, S&P, Fitch and other rating agencies represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. Although these ratings may be an initial criterion for selection of portfolio investments, the Adviser or a
Sub-Adviser
also will independently evaluate these securities and the ability of the issuers of such securities to pay interest and principal. To the extent that the Fund invests in lower grade securities that have not been rated by a rating agency, the Fund’s ability to achieve its investment objective will be more dependent on the Adviser’s and/or a
Sub-Adviser’s
credit analysis than would be the case when the Fund invests in rated securities.
For securities rated in the lower rating categories (rated as low as D, or unrated but judged to be of comparable quality by the Adviser and the
Sub-Advisers),
the risks associated with below investment grade instruments are more pronounced. The credit rating of a high-yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.
High Yield Debt Risk
. The Fund may invest in debt securities that may be classified as “higher-yielding” (and, therefore, higher-risk) debt securities. In most cases, such debt will be rated below “investment grade” or will be unrated and will face both ongoing uncertainties and exposure to adverse business, financial or economic conditions and the issuer’s failure to make timely interest and principal payments. The market for high yield securities has experienced periods of volatility and reduced liquidity. Securities in the lower rated categories and comparable non-rated
securities are subject to greater risk of loss of principal and interest than higher rated and comparable non-rated
securities and are generally considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. They are also generally considered to be subject to greater risk than securities with higher ratings or comparable non-rated
securities in the case of deterioration of general economic conditions. High yield securities may or may not be subordinated to certain other outstanding securities and obligations of the issuer, which may be secured by all or substantially all of the issuer’s assets. High yield securities may also not be protected by financial covenants or limitations on additional indebtedness. The market values of certain of these debt securities may reflect individual corporate developments. General economic recession or a major decline in the demand for products and/or services in the industry in which the issuer operates would likely have a material adverse impact on the value of such securities or could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default of such securities. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease
the value and liquidity of these high yield debt securities.
Syndicated Loans Risk
.
The Fund may invest in senior secured loans that include syndicated loans where we do not act as lead arranger, joint lead arranger or co-manager.
In addition, the broadly syndicated loans in which we will invest may not be protected by financial covenants or limitations upon additional indebtedness, may have limited liquidity and may not be rated by a credit rating agency. Under the documentation for such loans, a financial institution or other entity typically is designated as the administrative agent and/or collateral agent. This agent is granted a lien on any collateral on behalf of the other lenders and distributes payments on the indebtedness as they are received. The agent is the party responsible for administering and enforcing the loan and generally may take actions only in accordance with the instructions of a majority or two-thirds
in commitments and/or principal amount of the associated indebtedness. Accordingly, we may be precluded from directing such actions unless we or our
Sub-Advisers
are the designated administrative agent or collateral agent or we act together with other holders of the indebtedness. If we are unable to direct such actions, we cannot assure you that the actions taken will be in our best interests.
There is a risk that a loan agent may become bankrupt or insolvent. Such an event would delay, and possibly impair, any enforcement actions undertaken by holders of the associated indebtedness, including attempts to realize upon the collateral securing the associated indebtedness and/or direct the agent to take actions against the related obligor or the collateral securing the associated indebtedness and actions to realize on proceeds of payments made by obligors that are in the possession or control of any other financial institution. In addition, we may be unable to remove the agent in circumstances in which removal would be in our best interests. Moreover, agented loans typically allow for the agent to resign with certain advance notice.
Corporate Bonds Risk
. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates. The market value of intermediate and longer term corporate bonds is generally more sensitive to changes in interest rates than is the market value of shorter term corporate bonds. The market value of a corporate bond also may be affected by factors directly related to the issuer, such as investors’ perceptions of the creditworthiness of the issuer, the issuer’s financial performance, perceptions of the issuer in the market place, performance of management of the issuer, the issuer’s capital structure and use of financial leverage and demand for the issuer’s goods and services. There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Corporate bonds of below investment grade quality are often high risk and have speculative characteristics and may be particularly susceptible to adverse issuer-specific developments.
Sovereign Government and Supranational Debt
.
The Fund may invest in all types of fixed income securities of governmental issuers in all countries, including emerging markets countries. These sovereign fixed income securities may include: fixed income securities issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in foreign countries; fixed income securities issued by government owned, controlled or sponsored entities located in foreign countries; interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers; Brady Bonds, which are debt securities issued under the framework of the Brady Plan as a means for debtor nations to restructure their outstanding external indebtedness; participations in loans between emerging market governments and financial institutions; or fixed income securities issued by supranational entities such as the International Bank for Reconstruction and Development or the European Economic Community. A supranational entity is a bank, commission or company established or financially supported by the national governments of one or more countries to promote reconstruction or development. Sovereign government and supranational debt involve all the risks described herein regarding foreign and emerging markets investments as well as the risk of debt moratorium
, repudiation or renegotiation and the Fund may be unable to enforce its rights against the issuers
.
CDO Risk
. The Fund may invest in CDOs, which are securities backed by, or represent interests in, an underlying pool of assets. CDOs are typically issued in multiple “tranches,” each of which represents a portion of the full economic interest in the underlying assets, and each of which is issued at a specific fixed or floating interest rate. Principal payments received on the underlying pool of assets are often applied to each tranche in the order of its stated maturity, so that none of the principal payments received in a given period will be distributed to a particular tranche of the CDO until all other, more senior tranches are paid in full for that period. While all CDOs are subject to the risks that affect debt obligations generally, the relative riskiness of the Fund’s investment in a CDO will depend largely on the type of collateral in the underlying pool of assets and the tranche of the CDO in which the Fund invests. If, for example, the Fund is invested in a more junior tranche of a CDO, there is a greater risk that distributions from the underlying pool of assets will be insufficient to pay the Fund after all more senior tranches have been paid. Similarly, a CDO backed by less creditworthy assets, such as a collateralized mortgage obligations (“
CMO
”) or a REMIC backed primarily by subprime mortgages, a CLO backed primarily by below investment grade loans, or a CBO backed primarily by below investment grade bonds, will generally present greater risks for the Fund, because the underlying assets are more likely to default or be downgraded, and the CDO securities themselves are more likely to be harder to value and less liquid. Additionally, with all CDOs, there is a risk that the manager of the special purpose entity that holds the underlying assets may fail in its management responsibilities, which may in turn delay or disrupt the payment of distributions to the Fund.
Mortgage-Backed Securities
. The Fund may invest in mortgage-backed securities (“
MBS
”) and other mortgage-related instruments. Mortgage-related securities include mortgage pass-through securities, CMO, commercial MBS, mortgage dollar rolls, CMO residuals, and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related instruments may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on the mortgages underlying or associated with mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as the value of other fixed-income securities. This risk will be greater for long-term securities than for short-term securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security and may shorten or extend the effective date of maturity of the security beyond that anticipated at the time of purchase. In addition, a rapid rate of principal prepayments may have an adverse effect on the Fund’s investments to the extent it invests in IO securities. If the assets underlying the IO securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investments in these securities. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. In addition, the value of securities or other instruments may be adversely affected by a negative trend in the market’s perception of the creditworthiness of the issuers or counterparties which could adversely affect the value of an investment in the Fund. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.
CMBS
. Mortgage loans on commercial properties often are structured so that a substantial portion of the loan principal is not amortized over the loan term but is payable at maturity and repayment of the loan principal thus often depends upon the future availability of real estate financing from the existing or an alternative lender and/or upon the current value and salability of the real estate. Therefore, the unavailability of real estate financing may lead to default.
Most commercial mortgage loans underlying MBS are effectively nonrecourse obligations of the borrower, meaning that there is no recourse against the borrower’s assets other than the collateral. If borrowers are not able or willing to refinance or dispose of encumbered property to pay the principal and interest owed on such mortgage loans, payments on the subordinated classes of the related MBS are likely to be adversely affected. The ultimate extent of the loss, if any, to the subordinated classes of MBS may only be determined after a negotiated discounted settlement, restructuring or sale of the mortgage note, or the foreclosure (or deed in lieu of foreclosure) of the mortgage encumbering the property and subsequent liquidation of the property. Foreclosure can be costly and delayed by litigation and/or bankruptcy. Factors such as the property’s location, the legal status of title to the property, its physical condition and financial performance, environmental risks, and governmental disclosure requirements with respect to the condition of the property may make a third party unwilling to purchase the property at a foreclosure sale or to pay a price sufficient to satisfy the obligations with respect to the related MBS. Revenues from the assets underlying such MBS may be retained by the borrower and the return on investment may be used to make payments to others, maintain insurance coverage, pay taxes or pay maintenance costs. Such diverted revenue is generally not recoverable without a court appointed receiver to control collateral cash flow.
Asset-Backed Securities
. The Fund may invest in asset-backed securities. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The Fund may invest in asset-backed securities that may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest on underlying pools of assets or government securities, but not both. The value of these types of instruments may change more drastically than debt securities that pay both principal and interest during periods of changing interest rates. The Fund may obtain a below market yield or incur a loss on such instruments during periods of declining interest rates. In addition, principal only and interest only instruments are particularly subject to extension risk.
TBA Transactions Risk
. TBA investments include when-issued and delayed delivery securities and forward commitments. The Fund is permitted to purchase or sell securities on a when-issued or delayed-delivery basis. When-issued or delayed-delivery transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. The Fund may sell the securities before the settlement date if the Adviser deems it advisable. Distributions attributable to any gains realized on such a sale are taxable to shareholders. When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. The Fund is subject to this risk whether or not the Fund takes delivery of the securities on the settlement date for a transaction. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price. The Fund may also take a short position in a TBA investment when it owns or has the right to obtain, at no added cost, identical securities. If the Fund takes such a short position, it may reduce the risk of a loss if the price of the securities declines in the future, but will lose the opportunity to profit if the price rises. The Fund may purchase or sell undrawn or delayed draw loans.
Bank Loans Risk.
The market for bank loans may not be highly liquid and the Fund may have difficulty selling them. These investments are subject to both interest rate risk and credit risk, and the risk of non-payment
of scheduled interest or principal. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower
.
Non-U.S.
Instruments Risk.
The Fund may invest in
non-U.S.
instruments. Such investments involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient or liquid as financial markets in the United States, and therefore, the prices of
non-U.S.
instruments can be more volatile. Certain foreign countries may impose restrictions on the ability of issuers of
non-U.S.
instruments to make payments of principal and interest to investors located outside the country, whether from currency blockage or otherwise. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, including seizure or nationalization of foreign deposits, different legal systems and laws relating to creditors’ rights and the potential inability to enforce legal judgments, all of which could cause the Fund to lose money on its investments in
non-U.S.
instruments. Generally, there is less readily available and reliable information about
non-U.S.
issuers or borrowers due to less rigorous disclosure or accounting standards and regulatory practices. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, as many external debt obligations bear interest at rates which are adjusted based upon international interest rates. Because
non-U.S.
instruments may trade on days when Shares are not priced, the Fund’s NAV may change at times when Shares cannot be sold.
Joint Ventures Risk.
From time to time, the Fund may hold a portion of its investments through partnerships, joint ventures, securitization vehicles or other entities with third-party investors (collectively, “joint ventures”). Joint venture investments involve various risks, including risks similar to those associated with a direct investment in a portfolio company, the risk that the Fund will not be able to implement investment decisions or exit strategies because of limitations on the Fund’s control under applicable agreements with joint venture partners, the risk that a joint venture partner may become bankrupt or may at any time have economic or business interests or goals that are inconsistent with those of the Fund, the risk that a joint venture partner may be in a position to take action contrary to the Fund’s objectives, the risk of liability based upon the actions of a joint venture partner and the risk of disputes or litigation with such partner and the inability to enforce fully all rights (or the incurrence of additional risk in connection with enforcement of rights) one partner may have against the other, including in connection with foreclosure on partner loans, because of risks arising under state law. The Fund’s ability to influence the management in these cooperative efforts will depend upon the nature of the joint venture arrangement, and certain joint venture arrangements may pose risks of impasse if no single party controls the joint venture, including the risk that the Fund will not be able to implement investment decisions or exit strategies because of limitations on the Fund’s control under applicable agreements with joint venture partners. In addition, the Fund may, in certain cases, be liable for actions of the Fund’s joint venture partners. The joint ventures in which the Fund participates may sometimes be allocated investment opportunities that might have otherwise gone entirely to the Fund, which may reduce the Fund’s return on equity. Additionally, the Fund’s joint venture investments may be held on an unconsolidated basis and at times may be highly leveraged. Such leverage would not count toward the investment limits imposed on the Fund by the Investment Company Act. If an investment in an unconsolidated joint venture were to be consolidated for any reason, the leverage of such joint venture could impact the Fund’s ability to maintain the minimum coverage ratio of total assets to total borrowings and other senior securities required under the Investment Company Act, which have an effect on the Fund’s operations and investment activities. See “
Leverage Risk
.”
Investing Alongside Other Third Parties Risk.
The Fund may invest alongside third parties through joint ventures, partnerships or other entities in the future. Such investments may involve risks not present in investments where a third party is not involved, including the possibility that such third party may at any time have economic or business interests or goals which are inconsistent with the Fund’s, or may be in a position to take action contrary to the Fund’s investment objectives. In addition, the Fund may in certain circumstances be liable for actions of such third
party.
More specifically, joint ventures involve a third party that has approval rights over activity of the joint venture. The third party may take actions that are inconsistent with the Fund’s interests. For example, the third party may decline to approve an investment for the joint venture that the Fund otherwise wants the joint venture to make. A joint venture may also use investment leverage which magnifies the potential for gain or loss on amounts invested. Generally, the amount of borrowing by the joint venture is not included when calculating the Fund’s total borrowing and related leverage ratios and is not subject to asset coverage requirements imposed by the Investment Company Act. If the activities of the joint venture were required to be consolidated with the Fund’s activities because of a change in GAAP rules or SEC staff interpretations, it is likely that the Fund would have to reorganize any such joint venture.
CRS Transaction Risk
. The Fund intends to invest in CRS transactions, including SRTs. Each CRS transaction generally includes two or more tranches that pay different
premia subject investors to potential impairment of principal based on credit loss allocation and therefore generate different return profiles. Tranches with higher levels of subordination are typically allocated losses only when subordinated tranches have been fully written down. Tranches with lower levels of subordination, meanwhile, receive higher premia but bear losses prior to any allocations to senior tranches. The Fund expects to invest in subordinated tranches, including unrated tranches. Unrated tranches will typically be subordinate to all other tranches and, therefore, will be expected to absorb losses prior to any other tranches. CRS transactions are intended to provide the counterparty bank or financial services company with regulatory capital and/or help them reduce their risk-weighted assets. By acquiring CRS investments, the Fund is exposed to the default risks of assets held on the balance sheets of such banks or financial services companies.
Additionally, the Fund’s principal is typically held by a third-party bank thereby exposing the Fund to bankruptcy of the custodian. While the Adviser and
Sub-Adviser
pay close attention to counterparty credit risk and to the regulations governing “bail in” of corporate deposits, no assurance can be made that Fund principal is always bankruptcy remote.
While the Fund is denominated in USD, the Fund will typically buy assets denominated in most of the major currencies. As such, the Fund is exposed to the currency translation adjustment.
CRS transactions typically pay a floating reference rate plus a premium. As such, the Fund is exposed to the rate of interest paid linked to such rates. Reference rates may even turn negative, reducing the Fund’s income generation.
General Real Estate and Real Estate Finance Risks
. All real estate-related investments are subject to some degree of risk. The loans in which the Fund and/or the Subsidiaries intend to invest are secured by various types of properties (income-producing and otherwise), and there are certain risks that are generally applicable to loans secured by all of those property types. The repayment of a real estate loan is typically dependent upon the ability of the applicable property to produce cash flow if tenanted or will be dependent on prevailing real estate values in specific markets if expected to be sold vacant. The liquidation value of a cash-flowing property is determined, in substantial part, by the amount of the property’s cash flow (or its potential to generate cash flow). However, net operating income and cash flow can be volatile and may be insufficient to cover debt service on the loan at any given time.
With residential real estate, there is a risk of house price depreciation, which could affect the borrower’s ability to repay a loan.
The risks associated with real estate investment and real estate finance include, but are not limited to: (a) declines in the value of real estate, in re-letting
success, rental levels or occupancy/vacancy rates; (b) risks related to the financial stability of any tenants with respect to an investment; (c) risks related to general and local economic conditions; (d) dependency on management skills of the borrower or third-party property management firm; (e) risk depending on the timing of cash flows from the underlying mortgage properties; (f) possible lack of available mortgage funds to refinance the mortgage loans at maturity; (g) overbuilding; (h) increases in property taxes and operating expenses, including energy costs; (i) changes in zoning laws and other governmental rules, regulation and fiscal policies; compliance with existing legal and regulatory requirements, including environmental controls and regulations; (j) ability of a property owner to pay leasing commissions, provide adequate maintenance and insurance, pay tenant improvement costs and make other tenant concessions; (k) expenses incurred in the clean-up
of environmental problems; (l) costs and delays involved in enforcing rights of a property owner against tenants that default under the terms of leases or seek protection of bankruptcy laws; (m) casualty or condemnation losses, including where liability and casualty insurance does not provide full protection; (n) changes in interest rates and the availability of credit to refinance such loans at or prior to maturity; (o) risks related to disputes over the interpretation or enforceability of loan documents adding to costs and delays as well as claims by third parties (either public or private), including legal action arising out of investments, including for third party losses; (p) market liquidity risks, including refinancing risk at maturity, or legal or other restrictions on transfer; (q) risks and costs associated with workout negotiations with respect to non-performing
investments; (r) terrorist threats and attacks; (s) social unrest and civil disturbances; and (t) weather and other acts of God.
It is expected that the properties that are the subject of the investment loans will be located in the United States. Geographic concentration may exacerbate the risks described herein.
Property Risk.
Property is a specialist sector that may be less liquid and produce more volatile performance than an investment in other investment sectors. The value of capital and income will fluctuate as property values and rental income rise and fall, as well as the individual borrowers financial situation and ability to pay interest. The valuation of property is generally a matter of valuers’ opinion rather than fact. The amount raised when a property is sold may be less than the valuation.
The income from and value of properties may be adversely affected by a number of factors, including, but not limited to, national, regional and local economic and market conditions; perceptions by prospective purchasers of the safety, convenience, condition, services and attractiveness of the properties; the proximity and availability of competing alternatives to the properties; the willingness and ability of the owners of the properties to provide capable management and adequate maintenance; demographic factors; consumer confidence; unemployment rates; customer tastes and preferences; and retroactive changes to building or similar regulations.
Non-Performing
Loans and Foreclosures.
The Fund and/or the Subsidiaries may acquire interests in loans which thereafter may become nonperforming for a wide variety of reasons. Such non-performing
loans may require a substantial amount of workout negotiations and/or restructuring, which may entail, among other things, a substantial reduction in the interest rate and a substantial write-down of the principal of such loan. However, even if a restructuring were successfully accomplished, a risk exists that, upon maturity of such loan, replacement “takeout” financing will not be available, or a sale may not provide proceeds to cover the loan basis. Ownership of participation interests and syndication interests in loans raise many of the same risks as ownership of entire loans and also carry risks of illiquidity and lack of control. It is possible that the
Sub-Advisers
may find it necessary or desirable to foreclose or otherwise enforce security on collateral securing one or more loans acquired by the Fund and/or the Subsidiaries. The foreclosure/enforcement process will vary from jurisdiction to jurisdiction and can be lengthy and expensive. Borrowers often resist foreclosure/enforcement actions by asserting numerous claims, counterclaims and defenses against the holder of a loan, including lender liability claims and defenses, even when such assertions may have no basis in fact, in an effort to prolong the foreclosure action. During the foreclosure proceedings, a borrower may have the ability to file for bankruptcy or its equivalent, potentially staying the foreclosure action and further delaying the foreclosure process. Foreclosure litigation tends to create a negative public image of the collateral property and may result in disrupting ongoing leasing and management of the property.
Risks Associated with Interim Financing.
Generally, the investment loans are interim loans that at maturity will require refinancing as term loans or the sale of the related mortgaged properties. Certain of the mortgaged properties may be properties that have been recently acquired, developed and/or renovated or are currently undergoing or are expected in the future to undergo renovation. The Fund anticipates that net cash flow at such mortgaged properties will stabilize, permitting the necessary refinancing or sale upon the maturity of such investment
loans. There can be no assurance that any such stabilization will occur or will be sufficient to fund debt service and/or operating expenses if income from the related mortgaged properties does not meet projections.
Early Refinancing by Obligors
. The obligors of the investment loans may seek to refinance certain or all of their outstanding debt prior to maturity. The inability of obligors to refinance a material portion of the Fund’s and/or a Subsidiary’s portfolio on favorable terms, or at all, could have a material adverse effect on the NAV of the Shares.
Multifamily Properties
. Certain of the investment loans may be secured by mortgaged properties that are multifamily properties. A large number of factors may adversely affect the value and successful operation of a multifamily property, including: (a) the physical attributes of the apartment or student housing building (e.g., its age, appearance and construction quality); (b) the quality of property management; (c) the location of the property (e.g., a change in the neighborhood over time or increased crime in the neighborhood); (d) the ability of management to provide adequate security, maintenance and insurance; (e) the types of services the property provides; (f) the property’s reputation; (g) the level of mortgage interest rates (which may encourage tenants to purchase rather than rent housing); (h) the generally short terms of residential leases and the need for continued
re-letting;
(i) rent concessions and month-
to-month
leases, which may impact cash flow at the property; (j) in the case of student housing facilities, which may be more susceptible to damage or wear and tear than other types of multifamily housing, the reliance on the financial well-being of the college or university to which it relates, competition from on-campus
housing units, which may adversely affect occupancy, the physical layout of the housing, which may not be readily convertible to traditional multifamily use, and that student tenants have a higher turnover rate than other types of multifamily tenants, which in certain cases is compounded by the fact that student leases are available for periods of less than 12 months; (k) restrictions on the age of tenants who may reside at the property; (l) state and local regulations, including rent control and rent stabilization; (m) the presence of competing properties and residential developments in the local market; (n) the existence of corporate tenants renting large blocks of units at the property, which in the event such tenant vacates would leave the property with a significant percentage of unoccupied space, and in the event such tenant was renting at an above-market rent may make finding replacement tenants difficult; (o) the tenant mix, particularly if the tenants are predominantly students, personnel from or workers related to a military base or workers from a particular business or industry; (p) adverse local, regional or national economic conditions, which may limit the amount of rent that can be charged and may result in a reduction in timely rent payments or a reduction in occupancy; (q) state and local regulations; (r) government assistance/rent subsidy programs; and (s) national, state or local politics.
Short-Term Loans
. The Fund will invest in short-term loans secured by first lien mortgages on commercial real estate, which have a greater risk of loss than stabilized commercial mortgage loans. Short-term loans provide interim financing to borrowers seeking short-term capital for the acquisition or transition (for example, lease up and/or repositioning) of commercial real estate and generally have a maturity of three years or less. A borrower under a short-term loan has usually identified an asset that has been under-managed and/or is located in a recovering market. If the market in which the asset is located fails to recover according to the borrower’s projections, or if the borrower fails to improve the operating performance of the asset or the value of the asset, the borrower may not receive a sufficient return on the asset to satisfy the short term loan, and the Fund will bear the risk that it may not recover some or all of its investment. In addition, borrowers usually use the proceeds from the sale of the asset or of a conventional mortgage loan to repay a short-term loan. The Fund may therefore be dependent on a borrower’s ability to sell the improved asset or to obtain permanent financing to repay a transitional loan, which could depend on market conditions and other factors. In the event of any failure to repay under a transitional loan held, the Fund will bear the risk of loss of principal and non-payment
of interest and
fees to the extent of any deficiency between the value of the mortgage collateral and the principal amount and unpaid interest of the transitional loan.
The ability of the Fund to generate income through its loan investments is dependent upon payments being made by the borrower underlying such loan investments. If a borrower is unable to make its payments on a loan, the Fund may be greatly limited in its ability to recover any outstanding principal and interest under such loan.
Commercial Real Estate-Related Securities Risk
. The Fund will invest in commercial real estate-related debt, consisting of commercial mortgage loans. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties.
The following risks may affect real estate markets generally or specific assets and include, without limitation, general economic and social climate; regional and local real estate conditions; the supply of and demand for properties; the financial resources of tenants; competition for tenants from other available properties; the ability of the borrowers to manage the real properties; changes in building, environmental, zoning, tax or other applicable laws; changes in real property tax rates, changes in interest rates; negative developments in the economy that depress travel activity; uninsured casualties; condemnations; energy supply shortages; changes in the availability of debt financing and/or mortgage funds which may render the sale or refinancing of properties difficult or impracticable; increased mortgage defaults; acts of God; and other factors which are beyond the control of the Fund and the Adviser. Furthermore, changes in interest rates or the availability of debt may render the investment in real estate assets difficult or unattractive. The possibility of partial or total loss of capital will exist and investors should not subscribe unless they can readily bear the consequences of such loss. Many of these factors could cause fluctuations in occupancy rates, rent schedules or operating expenses, resulting in a negative effect on the value of real estate assets. Valuation of real estate assets may fluctuate. The capital value of the Fund’s investments may be significantly diminished in the event of a downward turn in real estate market prices.
Moreover, certain expenditures associated with real estate, such as taxes, debt service, maintenance costs and insurance, tend to increase over time and, in most cases, are not decreased by events adversely affecting rental revenues such as an unforeseen downturn in the real estate market, a lack of investor confidence in the market or a softening of demand. Thus, the cost of operating a property may exceed the rental income thereof. Insurance to cover losses and general liability in respect of properties may not be available or may be available only at prohibitive costs to cover losses from ongoing operations and other risks such as terrorism, earthquake, flood or environmental contamination. Even with comprehensive insurance to permit replacement in the event of total loss, certain types of losses are uninsurable or are not economically insurable, and the Fund will have no control over whether such insurance is maintained by the issuers in which it invests.
The Fund will invest in commercial real estate loans, mortgage loans, CMBS, and other similar types of investments. Certain factors may affect materially and adversely the market price and yield of such debt securities, including investor demand, changes in the financial condition of the borrower, government fiscal policy and domestic or worldwide economic conditions. Commercial real estate loans are secured by multifamily or commercial property and are subject to risks of delinquency and foreclosure. The ability of a borrower to repay a loan secured by an income-producing property typically is dependent primarily upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower. If the net operating income of the property is reduced, the borrower’s ability to repay the loan may be impaired. Net operating income of an income-producing property can be affected by, among other things: tenant mix, success of tenant businesses, property management decisions, property location and condition, competition from comparable types of properties, changes in laws that increase operating expenses or limit rents that may be charged, any need to address environmental contamination at the property, the occurrence of any uninsured casualty at the property, changes in national, regional or local economic conditions and/or specific industry segments, declines in regional or local real estate values, declines in regional or local rental or occupancy rates, increases in interest rates, real estate tax rates and other operating expenses, and changes in governmental rules, regulations and fiscal policies, including environmental legislation, natural disasters, terrorism, social unrest and civil disturbances.
Commercial Lending is Dependent Upon Net
Operating
Income
.
Certain of the investment loans are secured by various income producing commercial properties. Commercial lending is generally thought to expose a lender to greater risk than residential one to four family lending because it typically involves larger mortgage loans to a single borrower or group of related borrowers.
The repayment of a commercial loan is typically dependent upon the ability of the related mortgaged property to produce cash flow through the collection of rents. Even the liquidation value of a commercial property is determined, in substantial part, by the capitalization of the property’s ability to produce cash flow. However, net operating income can be volatile and may be insufficient to cover debt service on the mortgage loan at any given time.
Renovation Risk
.
Many properties collateralizing the whole loans may require varying levels of renovation. In addition, certain investments are expected to be ground-up
commercial construction projects. Though the
Sub-Advisers
do not expect to invest the Fund’s and/or a Subsidiary’s assets in investment loans collateralizing ground-up
commercial construction projects until construction is nearing completion, in connection with such investments, a borrower may undertake improvements to properties owned by it (including renovation or development) in order to maximize or create income produced by a property or to create or maintain their market position and long-term value. As such, there is exposure to the price of goods/labor, unforeseen issues that may require additional capital, or general borrower inability to complete projects, that may affect the outcome of the loans. Renovation and development activities, particularly for ground-up
construction projects, involve the risk that construction may not be completed within budget, or on schedule, or at all because of cost overruns, work stoppages, shortages of building materials, the inability of contractors to perform their obligations under construction contracts, defects in plans and specifications, failure to acquire appropriate governmental approvals or permitting, changes to zoning laws or failure to have necessary zoning approvals or other factors. Any delay or stoppage in completing the development or renovation of a property may result in increased interest and construction costs and the potential loss of previously identified tenants and consequently could have an adverse effect on net rental income derived from such property and therefore an adverse effect on the borrower’s ability to meet their payment obligations under the relevant investment.
Other Investment Risks
Derivatives Risk
. Among other things, Rule
18f-4
under the Investment Company Act, eliminates the asset segregation framework arising from prior SEC guidance for covering positions in derivatives and certain financial instruments. Rule
18f-4
also limits a fund’s derivatives exposure through a
value-at-risk
test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. Subject to certain conditions, limited derivatives users (as defined in Rule
18f-4),
such as the Fund, however, are not subject to the full requirements of Rule
18f-4.
Under Rule
18f-4,
a fund may enter into an unfunded commitment agreement that is not a derivatives transaction if the fund has, among other things, a reasonable belief, at the time it enters into such an agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as it becomes due. The Fund has adopted policies and procedures to comply with the requirements of the rule. Compliance with Rule
18f-4
may limit its ability to use derivatives and/or enter into certain other financial contracts. Such transactions may be subject to special and complex federal income tax provisions that may, among other things, make it more difficult for the Fund to comply with certain federal income tax requirements applicable to RICs if the tax characterization of the Fund’s investments is not clear or if the tax treatment of the income from such investments was successfully challenged by the IRS.
Hedging Risks.
The Fund may seek to hedge against interest rate and currency exchange rate fluctuations and credit risk by using financial instruments such as futures contracts, swaps, caps, floors or collars, currency forward contracts, currency futures contracts, currency swaps or options on currency or currency futures, swap contracts including credit default swaps index products, credit default swaps, total return swaps, interest rate swaps, and exchange-listed and OTC put and call options on securities and swap contracts, financial indices and futures contracts, subject to the requirements of the Investment Company Act. These financial instruments may be purchased on exchanges or may be individually negotiated and traded in over-the-counter
markets. Use of such financial instruments for hedging purposes may present significant risks, including the risk of loss of the amounts invested. Defaults by the other party to a hedging transaction can result in losses in the hedging transaction. Hedging activities also involve the risk of
an imperfect correlation between the hedging instrument and the asset being hedged, which could result in losses both on the hedging transaction and on the instrument being hedged. Use of hedging activities may not prevent significant losses and could increase the Fund’s losses. Further, hedging transactions may reduce cash available to pay distributions to the Fund’s shareholders. The Dodd-Frank Wall Street Reform and Consumer Protection Act could adversely impact an issuer’s ability to hedge risks associated with the Fund’s investments. Such transactions may be subject to special and complex federal income tax provisions that may, among other things, make it more difficult for the Fund to comply with certain federal income tax requirements applicable to RICs if the tax characterization of the Fund’s investments is not clear or if the tax treatment of the income from such investments was successfully challenged by the IRS.
Counterparty Risk
. The Fund is subject to credit risk with respect to the counterparties to any derivatives contracts (whether a clearing corporation in the case of exchange-traded instruments or the Fund’s hedge counterparty in the case of OTC instruments) purchased by the Fund. Counterparty risk is the risk that the other party in a derivative transaction will not fulfill its contractual obligation. Changes in the credit quality of the companies that serve as the Fund’s counterparties with respect to their derivative transactions will affect the value of those instruments. By entering into derivatives transactions, the Fund assumes the risks that these counterparties could experience financial or other hardships that could call into question their continued ability to perform their obligations. In the case of a default by the counterparty, the Fund could become subject to adverse market movements while replacement transactions are executed. The ability of the Fund to transact business with any one or number of counterparties, the possible lack of a meaningful and independent evaluation of such counterparties’ financial capabilities, and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund. Furthermore, concentration of derivatives in any particular counterparty would subject the Fund to an additional degree of risk with respect to defaults by such counterparty.
The Adviser and the
Sub-Advisers
evaluate and monitor the creditworthiness of counterparties in order to ensure that such counterparties can perform their obligations under the relevant agreements. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial or other difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a dissolution, assignment for the benefit of creditors, liquidation, winding-up,
bankruptcy or other analogous proceedings. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If the Fund is owed this fair market value upon the termination of the derivative contract and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty, and will not have any claim with respect to the underlying assets. The Fund may obtain only a limited recovery or may obtain no recovery at all in such circumstances. In addition, regulations that were adopted in 2019 require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that such counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings.
Certain categories of interest rate and credit default swaps are subject to mandatory clearing, and more categories may be subject to mandatory clearing in the future. The counterparty risk for cleared derivatives is generally lower than for uncleared OTC derivative transactions because generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that a clearing house, or its members
, will satisfy the clearing house’s obligations (including, but not limited to, financial obligations and legal obligations to segregate margins collected by the clearing house) to the Fund. Counterparty risk with respect to certain exchange-traded and over-the-counter
derivatives may be further
complicated
by recently enacted U.S. financial reform legislation. See “
Derivatives Risk.
”
Leverage Risk.
The Fund may borrow money in connection with its investment activities, to satisfy repurchase requests from shareholders and to otherwise provide the Fund with liquidity. Specifically, the Fund may borrow money through a credit facility or other arrangements to fund investments up to the limits prescribed by the Investment Company Act. The Fund may also borrow money to manage timing issues in connection with the acquisition of its investments (e.g., to provide the Fund with temporary liquidity to acquire investments in advance of the Fund’s receipt of proceeds from the realization of other investments or additional sales of Shares).
The use of leverage is speculative and involves certain risks. Although leverage will increase the Fund’s investment return if the Fund’s investment purchased with borrowed funds earns a greater return than the interest expense the Fund pays for the use of those funds, leverage magnifies the Fund’s exposure to declines in the value of one or more underlying reference assets or creates investment risk with respect to a larger pool of assets than the Fund would otherwise have and may be considered a speculative technique. The value of an investment in the Fund will be more volatile, and other risks tend to be compounded if and to the extent the Fund borrows or uses derivatives or other investments that have embedded leverage. The use of leverage will decrease the return on the Fund if the Fund fails to earn as much on its investment purchased with borrowed funds as it pays for the use of those funds. The use of leverage will in this way magnify the volatility of changes in the value of an investment in the Fund, especially in times of a “credit crunch” or during general market turmoil. The Fund may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, a lender to the Fund may terminate or refuse to renew any credit facility into which the Fund has entered. If the Fund is unable to access additional credit, it may be forced to sell investments at inopportune times, which may further depress the Fund’s returns.
The Investment Company Act requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the registered investment company incurs the indebtedness. This requirement means that the value of the investment company’s total indebtedness may not exceed one third of the value of its total assets (including such indebtedness). Furthermore, the Fund is not permitted to issue preferred shares unless immediately after such issuance the value of the Fund’s total assets (minus any liabilities not representing senior securities) is at least 200% of the aggregate amount of senior securities representing indebtedness plus the liquidation value of the outstanding preferred shares (i.e., the liquidation value plus the amount of senior securities representing indebtedness may not exceed 50% of the Fund’s total assets, after subtracting any liabilities not representing senior securities). The Investment Company Act also requires that dividends may not be declared if this asset coverage requirement is breached. The Fund’s borrowings will at all times be subject to the Investment Company Act’s asset coverage requirement.
Spread Widening Risks.
For reasons not necessarily attributable to any of the risks set forth herein (for example, supply/demand imbalances or other market forces), the prices of the debt instruments and other securities in which the Fund invests may decline substantially. In particular, purchasing debt instruments or other assets at what may appear to be “
undervalued
” or “discounted” levels is no guarantee that these assets will not be trading at even lower levels at a time of valuation or at the time of sale. It may not be possible to predict, or to hedge against, such “spread widening” risk. Additionally, the perceived discount in pricing from previous environments described herein may still not reflect the true value of the assets underlying debt instruments in which the Fund invests and therefore further deteriorations in value with respect thereto may occur following the Fund’s investment therein.
Undervalued Investments Risk.
The Fund’s investment strategy with respect to certain types of investments may be based, in part, upon the premise that certain investments (either held directly or indirectly) that are otherwise performing may from time to time be available for purchase by the Fund at “undervalued” or “discounted” prices. Purchasing interests at what may appear to be “undervalued” levels is no guarantee that these investments will generate attractive risk-adjusted returns to the Fund or will not be subject
to further reductions in value. No assurance can be given that investments can be acquired or realized at favorable prices or that the market for such interests will continue to improve since this depends, in part, upon events and factors outside the control of the Adviser and the
Sub-Advisers.
In addition, there can be no assurance that current market conditions may not deteriorate during the life of the Fund, which could have a materially adverse effect on the assets of the Fund. Actual or perceived trends in debt markets do not guarantee, predict or forecast future events, which may differ significantly from those implied by such trends.
Credit Facility Provisions Risk.
A credit facility may be backed by all or a portion of the Fund’s loans and securities on which the lenders will have a security interest. The Fund may pledge up to 100% of its assets and may grant a security interest in all of the Fund’s assets under the terms of any debt instrument the Fund enters into with lenders. The Fund expects that any security interests it grants will be set forth in a pledge and security agreement and evidenced by the filing of financing statements by the agent for the lenders. In addition, the Fund expects that the custodian for its securities serving as collateral for such loan would include in its electronic systems notices indicating the existence of such security interests and, following notice of occurrence of an event of default, if any, and during its continuance, will only accept transfer instructions with respect to any such securities from the lender or its designee. If the Fund were to default under the terms of any debt instrument, the agent for the applicable lenders would be able to assume control of the timing of disposition of any or all of the Fund’s assets securing such debt, which would have a material adverse effect on the Fund’s business, financial condition, results of operations and cash flows. In connection with one or more credit facilities entered into by the Fund, distributions to shareholders may be subordinated to payments required in connection with any indebtedness contemplated thereby.
In addition, any security interests and/or negative covenants required by a credit facility may limit the Fund’s ability to create liens on assets to secure additional debt and may make it difficult for the Fund to restructure or refinance indebtedness at or prior to maturity or obtain additional debt or equity financing. In addition, if the Fund’s borrowing base under a credit facility were to decrease, the Fund may be required to secure additional assets in an amount sufficient to cure any borrowing base deficiency. In the event that all of the Fund’s assets are secured at the time of such a borrowing base deficiency, the Fund could be required to repay advances under a credit facility or make deposits to a collection account, either of which could have a material adverse impact on its ability to fund future investments and to make distributions.
In addition, the Fund may be subject to limitations as to how borrowed funds may be used, which may include restrictions on geographic and industry concentrations, loan size, payment frequency and status, average life, collateral interests and investment ratings, as well as regulatory restrictions on leverage which may affect the amount of funding that may be obtained. There may also be certain requirements relating to portfolio performance, including required minimum portfolio yield and limitations on delinquencies and charge-offs, a violation of which could limit further advances and, in some cases, result in an event of default. An event of default under a credit facility could result in an accelerated maturity date for all amounts outstanding thereunder, which could have a material adverse effect on the Fund’s business and financial condition. This could reduce the Fund’s liquidity and cash flow and impair its ability to grow its business.
Interest Rate Risk.
The Fund is subject to financial market risks, including changes in interest rates. General interest rate fluctuations may have a substantial negative impact on the Fund’s ability to make investments, the value of its investments and its ability to realize gains from the disposition of investments and, accordingly, have a material adverse effect on the Fund’s investment objectives and its rate of return on invested capital. In addition, an increase in interest rates would make it more expensive to use debt for the Fund’s financing needs.
During periods of falling interest rates, payments on the floating rate debt instruments that the Fund may hold would generally decrease, resulting in less interest income to the Fund. In the event of a rising interest rate environment, payments under floating rate debt instruments generally would rise and there may be a significant number of issuers of such floating rate debt instruments that would be unable or unwilling to pay such increased interest costs and may otherwise be unable to repay their loans. Investments in floating rate debt instruments may also decline in value in response to rising interest rates if the interest rates of such investments do not rise as much, or as quickly, as market interest rates in general. Similarly, during periods of rising interest rates, fixed-rate debt instruments may decline in value because the fixed rates of interest paid thereunder may be below market interest rates.
Inflation Risk.
Globally, inflation and rapid fluctuations in inflation rates have in the past had negative effects on economies and financial markets, particularly in emerging economies, and may do so in the future. Wages and prices of inputs increase during periods of inflation, which can negatively impact returns on the Fund’s investments. In an attempt to stabilize inflation, governments may impose wage and price controls, or otherwise intervene in the economy. Governmental efforts to curb inflation often have negative effects on levels of economic activity.
Portfolio Company Debt Rankings Risk.
The portfolio companies in which the Fund invests may have, or may be permitted to incur, other debt that ranks equally with, or senior to, the debt in which the Fund invests. By their terms, such debt instruments may entitle the holders to receive payment of interest or principal on or before the dates on which the Fund is entitled to receive payments with respect to the debt instruments in which the Fund invests. Also, in the event of insolvency, liquidation, dissolution, reorganization or bankruptcy of a portfolio company, holders of debt instruments ranking senior to the Fund’s investment in that portfolio company would typically be entitled to receive payment in full before the Fund receives any proceeds. After repaying such senior creditors, such portfolio company may not have any remaining assets to use for repaying its obligation to the Fund. In the case of debt ranking equally with debt instruments in which the Fund invests, the Fund would have to share on an equal basis any distributions with other creditors holding such debt in the event of an insolvency, liquidation, dissolution, reorganization or bankruptcy of the relevant portfolio company.
No Control of Portfolio Companies Risk.
The Fund does not expect to control the portfolio companies in which it invests. The Fund does not expect to have board representation or board observation rights, and the Fund’s debt agreements with such portfolio companies may contain certain restrictive covenants. As a result, the Fund is subject to the risk that a portfolio company in which it invests may make business decisions with which the Fund disagrees and the management of such company, as representatives of the holders of the company’s common equity, may take risks or otherwise act in ways that do not serve the Fund’s interests as debt investors. Due to the lack of liquidity for the Fund’s investments in non-traded
companies, the Fund may not be able to dispose of its interests in portfolio companies as readily as the Fund would like or at an appropriate valuation. As a result, a portfolio company may make decisions that could decrease the value of the Fund’s portfolio holdings.
Covenant Breaches or Defaults Risk.
A portfolio company’s
failure to satisfy financial or operating covenants imposed by the Fund or other lenders or investors could lead to defaults and, potentially, termination of its loans and foreclosure on its secured assets, which could trigger cross-defaults under other agreements and jeopardize a portfolio company’s ability to meet its obligations under the debt or equity securities that the Fund holds. The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting portfolio company.
Highly Leveraged Portfolio Companies Risk.
Some of the portfolio companies in which the Fund invests may be highly leveraged, which may have adverse consequences to these companies and to the Fund as an investor. These companies may be subject to restrictive financial and operating covenants and the leverage may impair these companies’ ability to finance their future operations and capital needs. As a result, these companies’ flexibility to respond to changing business and economic conditions and to take advantage of business opportunities may be
limited. Further, a leveraged company’s income and net assets will tend to increase or decrease at a greater rate than if borrowed money were not used.
Concentrated Portfolio Companies in Certain Industries Risk.
The Fund’s
portfolio may be concentrated in a limited number of industries, provided that the Fund will not concentrate more than 25% of its total assets in issuers that are part of the same industry or group of industries. A downturn in any industry in which the Fund is invested could significantly impact the aggregate returns the Fund realizes.
If an industry in which the Fund has significant investments suffers from adverse business or economic conditions, as individual industries have historically experienced to varying degrees, a material portion of the Fund’s investment portfolio could be affected adversely, which, in turn, could adversely affect the Fund’s financial position and results of operations.
Zero Coupon, Original Issue Discount and
Payment-In-Kind
Instruments Risk.
To the extent that the Fund invests in OID or PIK instruments and the accretion of original issue discount or PIK interest income constitutes a portion of the Fund’s income, it will be exposed to risks associated with the requirement to include such non-cash
income in taxable and accounting income prior to receipt of cash, including the following: (i) the higher interest rates on PIK instruments reflect the payment deferral and increased credit risk associated with these instruments, and PIK instruments generally represent a significantly higher credit risk than coupon loans; (ii) original issue discount and PIK instruments may have unreliable valuations because the accruals require judgments about collectability of the deferred payments and the value of any associated collateral; (iii) an election to defer PIK interest payments by adding them to the principal on such instruments increases the Fund’s future investment income which increases the Fund’s net assets and, as such, increases the Adviser’s future base management fees; (iv) market prices of PIK instruments and other zero-coupon
instruments are affected to a greater extent by interest rate changes, and may be more volatile than instruments that pay interest periodically in cash. While PIK instruments are usually less volatile than zero-coupon
debt instruments, PIK instruments are generally more volatile than cash pay securities; (v) the deferral of PIK interest on an instrument increases the loan-to-value
ratio, which is a measure of the riskiness of a loan, with respect to such instrument; (vi) even if the conditions for income accrual under GAAP are satisfied, a borrower could still default when actual payment is due upon the maturity of such loan; (vii) for accounting purposes, cash distributions to investors representing original issue discount income do not come from paid-in
capital, although they may be paid from the offering proceeds. Thus, although a distribution of original issue discount income may come from the cash invested by investors, the Investment Company Act does not require that investors be given notice of this fact; (viii) the required recognition of original issue discount or PIK interest for U.S. federal income tax purposes may have a negative impact on liquidity, as it represents a non-cash
component of the Fund’s investment company taxable income that may require cash distributions to shareholders in order to qualify for and maintain the Fund’s tax treatment as a RIC; and (ix) original issue discount may create a risk of non-refundable
cash payments to the Adviser based on
non-cash
accruals that may never be realized.
Because investors in zero coupon or PIK bonds receive no cash prior to the maturity or cash payment date applicable thereto, an investment in such securities generally has a greater potential for complete loss of principal and/or return than an investment in debt securities that make periodic interest payments. Such investments are more vulnerable to the creditworthiness of the issuer and any other parties upon which performance relies.
Reverse Repurchase Agreements Risk.
The Fund may use reverse repurchase agreements, which involves many of the same risks involved in the Fund’s use of leverage, as the proceeds from reverse repurchase agreements generally will be invested in additional securities. Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement by the Fund to repurchase the securities at an agreed upon price, date and interest payment. There is a risk that the market value of the securities acquired in the reverse repurchase agreement may decline below the price of the securities that the Fund has sold but remains obligated to repurchase. In addition, there is a risk that the market value of the securities retained in lieu of sale by the Fund in connection with the reverse repurchase agreement may decline in price. If the buyer of securities under a reverse repurchase agreement were to file for bankruptcy or experiences insolvency, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, in entering into reverse repurchase agreements, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the underlying securities. In addition, due to the interest costs associated with reverse repurchase agreements transactions, the Fund’s NAV will decline, and, in some cases, the Fund may be worse off than if it had not used such instruments. If the Fund enters into reverse repurchase agreements and similar financing transactions in reliance on the exemption in Rule
18f-4(d),
the Fund may either (i) maintain asset coverage of at least 300% with respect to such transactions and any other borrowings in the aggregate, or (ii) treat such transactions as “derivatives transactions” and comply with Rule
18f-4
with
respect
to such transactions.
Failure to Maintain RIC Tax Treatment Risk.
To qualify for and maintain RIC tax treatment under Subchapter M of the Code, the Fund must, among other things, meet annual distribution, income source and quarterly asset diversification requirements. Each of the aforementioned ongoing requirements for the Fund’s qualification as a RIC requires that the Fund obtain information from or about the underlying investments in which it invests, and the Fund may have difficulty complying with these requirements. In particular, if the Fund has equity investments in underlying funds, portfolio companies or other vehicles that are treated as partnerships or other pass-through entities for tax purposes, it may not have control over, or receive accurate information about, the underlying income and assets of those portfolio companies or other vehicles that are taken into account in determining the Fund’s compliance with the income source and quarterly asset diversification requirements. If the Fund does not receive sufficient information from such investments, the Fund risks failing to satisfy the Subchapter M qualification tests and/or incurring an excise tax on undistributed income.
If, before the end of any quarter of its taxable year, the Fund believes it may fail the Diversification Tests (as defined below), the Fund may seek to take certain actions to avert such a failure. However, the action frequently taken by RICs to avert such a failure, the disposition of non-diversified
assets, may be difficult to pursue because of the limited liquidity of the Fund’s investments. While relevant tax provisions afford a RIC a
30-day
period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified
assets, the constraints on the Fund’s ability to effect a sale of an investment may limit the Fund’s use of this cure period. In certain cases, the Fund may be afforded a longer cure period under applicable savings provisions, but it may be subject to a penalty tax in connection with its use of those savings provisions.
If the Fund fails to satisfy the Diversification Tests or other RIC requirements, it may fail to qualify as a RIC under the Code, and if the Fund fails to qualify as a RIC, it would become subject to a corporate-level U.S. federal income tax (and any applicable U.S. state and local taxes), which could substantially reduce its net assets, the amount of income available for distribution and the amount of the Fund’s distributions, and distributions to the shareholders generally would be treated as corporate dividends. See “
Tax Matters – Taxation as a Regulated Investment Company.
”
In addition, the Fund is required each December to make certain “excise tax” calculations based on income and gain information that must be obtained from certain of its investments. If the Fund does not receive sufficient information from such investments, it risks failing to satisfy the Subchapter M qualification tests and/or incurring an excise tax on undistributed income (in addition to the corporate income tax). The Fund may, however, attempt to avoid such outcomes by paying a distribution that is or is considered to be in excess of its current and accumulated earnings and profits for the relevant period (i.e., a return of capital).
In order to comply with the RIC rules or for other reasons, the Fund may structure its investments in a way that could increase the taxes imposed thereon or in respect thereof. For example, the Fund may hold such investments through one or more U.S. or
non-U.S.
corporation(s) (or other entity treated as such for U.S. tax purposes), and the Fund would indirectly bear any U.S. or
non-U.S.
taxes imposed on such corporation(s). The Fund’s need to hold such investments through such U.S. or
non-U.S.
corporation(s) in order to satisfy the 90% Gross Income Test (as defined below) may jeopardize its ability to satisfy the Diversification Tests, which may make it difficult for the Fund to qualify as a RIC for U.S. federal income tax purposes. The Fund may also be unable to make investments that it would otherwise determine to make as a result of the desire to qualify for the RIC rules.
In addition, the Fund may directly or indirectly invest in certain investments located outside the United States. Such investments may be subject to withholding taxes and other taxes in such jurisdictions with respect to their investments. In general, a U.S. person will not be able to claim a foreign tax credit or deduction for foreign taxes paid by the Fund. Further, adverse United States tax consequences can be associated with certain foreign investments, including potential United States withholding taxes on foreign investment entities with respect to their United States investments and potential adverse tax consequences associated with investments in any foreign corporations that are characterized for U.S. federal income tax purposes as “controlled foreign corporations” or “passive foreign investment companies.”
The may retain some income and capital gains in the future, including for purposes of providing the Fund with additional liquidity, which amounts would be subject to the 4% U.S. federal excise tax to the extent they exceed the Excise Tax Distribution Requirements (as defined below), in addition to the corporate income tax. In that event, the Fund will be liable for the tax on the amount by which the Fund does not meet the foregoing distribution requirement. See “
Tax Matters – Taxation as a Regulated Investment Company
.”
Recognizing Income Before or Without Receiving Cash Risk.
For federal income tax purposes, the Fund may be required to recognize taxable income in circumstances in which the Fund does not receive a corresponding payment in cash. For example, if the Fund holds debt obligations that are treated under applicable tax rules as having original issue discount (such as zero-coupon
securities, debt instruments with PIK interest or, in certain cases, increasing interest rates or debt instruments that were issued with warrants), the Fund must include in income each year a portion of the original issue discount that accrues over the life of the obligation, regardless of whether cash representing such income is received by the Fund in the same taxable year. The Fund may also have to include in income other amounts that it has not yet received in cash, such as deferred loan origination fees that are paid after origination of the loan or are paid in non-cash
compensation such as warrants or stock or income from investments in portfolio companies or other vehicles that are treated as partnerships or other pass-through entities for tax purposes. The Fund anticipates that a portion of its income may constitute original issue discount or other income required to be included in taxable income prior to receipt of cash. Furthermore, the Fund intends to elect to amortize market discount and include such amounts in the Fund’s taxable income on a current basis, instead of upon disposition of the applicable debt obligation.
Because any original issue discount, market discount or other amounts accrued will be included in the Fund’s investment company taxable income for the year of the accrual, the Fund may be required to make a distribution to its shareholders in order to satisfy the annual distribution requirement, even though the Fund will not have received any corresponding cash amount. As a result, the Fund may have difficulty meeting the annual distribution requirement necessary to qualify for taxation as a RIC under Subchapter M of the Code. The Fund may have to sell some of its investments at times and/or at prices the Fund would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If the Fund is not able to obtain cash from other sources, the Fund may not qualify for or maintain RIC tax treatment and thus the Fund may become subject to corporate-level income tax.
Special Tax Issues
Risk
.
The Fund expects to invest in debt securities that are rated below investment grade by rating agencies or that would be rated below investment grade if they were rated. Investments in these types of instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout
context are taxable. These and other issues will be addressed by the Fund, to the extent necessary, to preserve its status as a RIC and to distribute sufficient income to not become subject to U.S. federal income tax.
Man’s Public Company Status Risk.
As a consequence of Man’s status as a public company, the Fund’s officers and trustees, and the employees of the Adviser may take into account certain considerations and other factors in connection with the management of the business and affairs
of the Fund and its affiliates that would not necessarily be taken into account if Man were not a public company.
Price Declines in the U.S. Corporate Debt Market Risk.
Conditions in the U.S. corporate debt market may deteriorate, which may cause pricing levels to similarly decline or be volatile. During the 2008-2009 financial crisis, many institutions were forced to raise cash by selling their interests in performing assets in order to satisfy margin requirements or the equivalent of margin requirements imposed by their lenders and/or, in the case of hedge funds and other investment vehicles, to satisfy widespread redemption requests. This resulted in a forced deleveraging cycle of price declines, compulsory sales, and further price declines, with falling underlying credit values, and other constraints resulting from the credit crisis generating further selling pressure. If similar events occurred in the corporate debt market, the Fund’s NAV could decline through an increase in unrealized depreciation and incurrence of realized losses in connection with the sale of the Fund’s investments, which could have a material adverse impact on the Fund’s business, financial condition and results of operations.
Force Majeure Risk.
The Fund may be affected by force majeure events (
e.g.
, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism, nationalization of industry and labor strikes). Force majeure events could adversely affect the ability of the Fund or a counterparty to perform its obligations. The liability and cost arising out of a failure to perform obligations as a result of a force majeure event could be considerable and could be borne by the Fund. Certain force majeure events, such as war or an outbreak of an infectious disease, could have a broader negative impact on the global or local economy, thereby affecting the Fund. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control, could result in a loss to the Fund if an investment is affected, and any compensation provided by the relevant government may not be adequate.
Cyber-Security Risk and Identity Theft Risk.
The Fund’s operations are highly dependent on the Adviser’s and/or the Fund’s service providers’ information systems and technology and the Fund relies heavily on the Adviser’s and/or the Fund’s service providers’ financial, accounting, treasury, communications and other data processing systems. These systems may fail to operate properly or become disabled as a result of tampering or a breach of its network security systems or otherwise. In addition, the systems face ongoing cybersecurity threats and attacks. Attacks on the systems could involve, and in some instances have in the past involved, attempts intended to obtain unauthorized access to its proprietary information, destroy data or disable, degrade or sabotage its systems, or divert or otherwise steal funds, including through the introduction of computer viruses, “phishing” attempts and other forms of social engineering. Cyberattacks and other security threats could originate from a wide variety of external sources, including cyber criminals, nation state hackers, hacktivists, ransomware and other outside parties. Cyberattacks and other security threats could also originate from the malicious or accidental acts of insiders, such as employees.
There has been an increase in the frequency and sophistication of the cyber and security threats faced, with attacks ranging from those common to businesses to those that are more advanced and persistent, which may target the Adviser, a
Sub-Adviser
or the Fund’s service providers because, as financial institutions, the Adviser, a
Sub-Adviser
or the Fund’s service providers hold a significant amount of confidential and sensitive information about investors, portfolio companies or obligors (as applicable) and potential investments. As a result, there is a heightened risk of a security breach or disruption with respect to this information. There can be no assurance that measures taken to ensure the integrity of the systems will provide protection, especially because cyberattack techniques used change frequently or are not recognized until successful. If systems are compromised, do not operate properly or are disabled, or it fails to provide the appropriate regulatory or other notifications in a timely manner, the Adviser, a
Sub-Adviser
or the Fund’s service providers could suffer financial loss, a disruption of its businesses, liability to their investment funds and fund investors, including the Fund and common shareholders, regulatory intervention or reputational damage. The costs related to cyber or other security threats or disruptions may not be fully insured or indemnified by other means.
In addition, the Fund could also suffer losses in connection with updates to, or the failure to timely update, information systems and technology. In addition, the Adviser has become increasingly reliant on third party service providers for certain aspects of its business, including for the administration of certain funds, as well as for certain information systems and technology, including cloud-based services. These third party service providers could also face ongoing cyber security threats and compromises of their systems and as a result, unauthorized individuals could gain, and in some past instances have gained, access to certain confidential data.
Cybersecurity has become a top priority for regulators around the world. The SEC recently adopted amendments to its rules that related to cybersecurity risk management, strategy and governance, and incident reporting for entities that are subject to reporting requirements under the Securities Exchange Act of 1934, as amended (the “
Exchange Act
”). Many jurisdictions have laws and regulations relating to data privacy, cybersecurity and protection of personal information, including, as examples, the General Data Protection Regulation in the EU and that went into effect in May 2018 and the California Consumer Privacy Act that went into effect on January 1, 2020 and was amended by the California Privacy Rights Act, which became effective on January 1, 2023. Virginia, Colorado, Utah and Connecticut recently enacted similar data privacy legislation that went into effect in 2023, and Connecticut, Indiana, Montana, Oregon, Tennessee, and Texas have enacted laws that will go into effect at varying times through 2026. Some jurisdictions have also enacted or proposed laws requiring companies to notify individuals and government agencies of data security breaches involving certain types of personal data.
Breaches in security, whether malicious in nature or through inadvertent transmittal or other loss of data, could potentially jeopardize the Fund, the Adviser, the
Sub-Adviser,
the Fund’s service providers, their employees’ or the Fund’s investors’ or counterparties’ confidential, proprietary and other information processed and stored in, and transmitted through, computer systems and networks, or otherwise cause interruptions or malfunctions in its, its employees’, the Fund’s investors’, the Fund’s counterparties’ or third parties’ business and operations, which could result in significant financial losses, increased costs, liability to the Fund’s investors and other counterparties, regulatory intervention and reputational damage. Furthermore, if the Adviser, a
Sub-Adviser
or the Fund’s service providers fail to comply with the relevant laws and regulations or fail to provide the appropriate regulatory or other notifications of breach in a timely manner, it could result in regulatory investigations and penalties, which could lead to negative publicity and reputational harm, and may cause the Fund’s investors and clients to lose confidence in the effectiveness of the Adviser’s or a
Sub-Adviser’s
security measures.
Obligors of the Fund also rely on data processing systems and the secure processing, storage and transmission of information, including payment and health information. A disruption or compromise of these systems could have a material adverse effect on the value of these businesses. The Fund may invest in strategic assets having a national or regional profile or in infrastructure, the nature of which could expose it to a greater risk of being subject to a terrorist attack or security breach than other assets or businesses. Such an event may have material adverse consequences on the Fund’s investment or assets of the same type or may require obligors of the Fund to increase preventative security measures or expand insurance coverage.
Finally, the Adviser’s, the
Sub-Advisers’,
the Fund’s service providers’ and the Fund’s technology, data and intellectual property and the technology, data and intellectual property of the portfolio companies or obligors (as applicable) are also subject to a heightened risk of theft or compromise to the extent the Adviser, a
Sub-Adviser
and the portfolio companies or obligors (as applicable) engage in operations outside the United States, in particular in those jurisdictions that do not have comparable levels of protection of proprietary information and assets such as intellectual property, trademarks, trade secrets, know-how
and customer information and records. In addition, the Adviser and the Fund and portfolio companies or obligors (as applicable) may be required to compromise protections or forego rights to technology, data and intellectual property in order to operate in or access markets in a foreign jurisdiction. Any such direct or indirect compromise of these assets could have a material adverse impact on the Adviser or a
Sub-Adviser
and the Fund and portfolio companies or obligors (as applicable).
Technological or Other Innovations and Industry Disruptions Risk.
Recent trends in the market generally, including technological developments in artificial intelligence, have disrupted the industry with technological or other innovations. In this period of rapid technological and commercial innovation, new businesses and approaches may be created that could affect the Fund and/or its portfolio companies or alter the market practices that help frame its strategy.
Any
of these new approaches could damage the Fund’s investments, significantly disrupt the market in which it operates and subject it to increased competition, which could materially and adversely affect its business, financial condition and results of investments. Moreover, given the pace of innovation in recent years, the impact on a particular investment may not have been foreseeable at the time the Fund made the investment. Furthermore, the Fund could base investment decisions on views about the direction or degree of innovation that prove inaccurate and lead to losses.
General Economic Conditions Risk
. The Fund and the portfolio companies in which it invests are susceptible to the effects of economic slowdowns or recessions. Financial markets have been affected at times by a number of global macroeconomic events, including the following: large sovereign debts and fiscal deficits of several countries in Europe and in emerging markets jurisdictions, levels of non-performing
loans on the balance sheets of European banks, the effect of the United Kingdom (the “
U.K.
”) leaving the EU, instability in the Chinese capital markets and the
COVID-19
pandemic. Although the broader outlook remains constructive, geopolitical instability continues to pose risk. In particular, the current U.S. political environment and the resulting uncertainties regarding actual and potential shifts in U.S. foreign investment, trade, taxation, economic, environmental and other policies, as well as the impact of geopolitical tension, such as a deterioration in the bilateral relationship between the U.S. and China or the current ongoing conflict between Russia and Ukraine and the conflict and escalating tensions in the Middle East, and the rapidly evolving measures in response, could lead to disruption, instability and volatility in the global markets. Certain of the portfolio companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government, foreign governments, or the United Nations or other international organizations. U.S. debt ceiling and budget deficit concerns have increased the possibility of additional credit-rating downgrades and economic slowdowns or a recession in the United States. A decreased U.S. government credit rating, any default by the U.S. government on its obligations, or any prolonged U.S. government shutdown, could create broader financial turmoil and uncertainty, which may weigh heavily on the Fund’s financial performance and the value of the Fund’s Shares. Unfavorable economic conditions would be expected to increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to the Fund. These events may limit the Fund’s investment originations, and limit its ability to grow and could have a material negative impact on the Fund’s operating results, financial condition, results of operations and cash flows and the fair values of the Fund’s debt and equity investments.
Any deterioration of general economic conditions may lead to significant declines in corporate earnings, corporate bond or loan performance, and the ability of corporate borrowers to service their debt, any of which could trigger a period of global economic slowdown, and have an adverse impact on the performance and financial results of the Fund, and the value and the liquidity of the Shares. A severe recession may further decrease the value of such collateral and result in losses of value in the Fund’s portfolio and a decrease in its revenues, net income, assets and net worth. Unfavorable economic conditions also could increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to the Fund on favorable terms or at all. These events could prevent the Fund from increasing investments and harm its operating results.
In addition, the failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which the Fund and/or its portfolio companies have a commercial relationship could adversely affect, among other things, the Fund and/or its portfolio companies’ ability to pursue key strategic initiatives, including by affecting the Fund or such portfolio company’s ability to access deposits or borrow from financial institutions on favorable terms. Additionally, if a portfolio company or its sponsor has a commercial relationship with a bank that has failed or is otherwise distressed, the portfolio company may experience issues receiving financial support from a sponsor to support its operations or consummate transactions, to the detriment of their business, financial condition and/or results of operations. In addition, such bank failure(s) could affect, in certain circumstances, the ability of unaffiliated co-lenders,
including syndicate banks or other fund vehicles, to undertake and/or execute co-investment
transactions with the Fund, which in turn may result in fewer co-investment
opportunities being made available to the Fund or impact its ability to provide additional follow-on
support to portfolio companies in which the Fund invests. The ability of the Fund, its subsidiaries and portfolio companies to spread banking relationships among multiple institutions may be limited by certain contractual arrangements, including liens placed on their respective assets as a result of a bank
agreeing to provide financing.
Market Disruption and Geopolitical Risk.
The Fund may be adversely affected by uncertainties such as terrorism, international political developments, and changes in government policies, taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and other developments in the laws and regulations of the countries in which it is invested. Likewise, natural and environmental disasters, epidemics or pandemics, and systemic market dislocations may be highly disruptive to economies and markets. Uncertainties and events around the world may (i) result in market volatility, (ii) have long-term effects on the U.S. and worldwide financial markets and (iii) cause further economic uncertainties in the United States and worldwide. The Fund cannot predict the effects of geopolitical events in the future on the U.S. economy and securities markets.
Changes in U.S. Trade Policy and Other Government Policies
. The U.S. government has recently indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto. For example, the U.S. government has imposed, and it is possible in the future will further increase, tariffs on certain foreign goods, including from China, such as steel and aluminum, and the Trump administration has imposed and indicated its intention to impose additional tariffs on imports of certain products into the United States, including from Canada and Mexico. Some foreign governments, including China, have instituted retaliatory tariffs on certain U.S. goods and have indicated a willingness to impose additional tariffs on U.S. products.
There is uncertainty as to the actions that will be taken under the Trump administration with respect to U.S. trade policy, including with China, and while the Fund intends to comply with applicable laws, rapid changes in laws and/or uncertain interpretation and implementation thereof, could affect their capacity to comply. New trade policy could also create a legal burden for and negatively impact the Fund and its investments, including by increasing costs and necessity to exit certain investments. Further governmental actions related to the imposition of tariffs or other trade barriers or changes to international trade agreements or policies could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies and adversely affect the revenues and profitability of companies whose businesses rely on the importing of goods into, and the exporting of goods out of, the United States.
The Trump administration has further signaled its intention to implement significant changes to the size of the federal government and to various other government policies. The potential downsizing of the federal government workforce and shutting down or defunding of certain government agencies (or offices thereof), including of federal agencies tasked with protecting investors, along with the changes in U.S. trade policy discussed above, could introduce market instability, reduce investor confidence, and weaken investor protection. For example, substantial reductions in government spending and personnel could negatively affect certain of the Fund’s portfolio companies that rely on or benefit from government subsidies or contracts, destabilize the U.S. government contracting market, impede portfolio companies’ ability to implement their business plans, and impede the Sponsor’s and the Partnership’s ability to achieve expected returns. Moreover, the Trump administration’s signaled changes to government policy with respect to tax, immigration, labor, infrastructure, energy, education, business regulations (including U.S. anti-corruption policies), international relations, and international economic development could create uncertainty and volatility for the Fund and its portfolio companies. In light of these developments, there can be no assurances that political and regulatory conditions will not worsen and/or adversely affect the Fund, its portfolio companies, or their respective financial performance.
Lack of Transparency in Certain Markets Risk.
Companies in certain markets are not generally subject to uniform accounting, auditing and financial reporting standards, practices and disclosure requirements comparable to those applicable to U.S. companies. In particular, the assets and profits appearing on the financial statements of a company in certain markets may not reflect its financial position or results of operations in the way they would have been reflected had such financial statements been prepared in accordance with U.S. GAAP. In addition, for a company that keeps accounting records in currency other than euros, inflation accounting rules in certain markets outside the U.S. require, for both tax and accounting purposes, that certain assets and liabilities be restated on the company’s balance sheet in order to express items in terms of a currency of constant purchasing power. As a result, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of real estate, companies and securities markets. Accordingly, the Fund’s ability to conduct due diligence in connection with an investment and to monitor the investment may be adversely affected by these factors. In addition, investing in certain
non-U.S.
markets poses risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various
non-U.S.
currencies in which the Fund’s
non-U.S.
investments may be denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) differences between the U.S. and
non-U.S.
securities markets, including potential price volatility in and relative illiquidity of some
non-U.S.
securities markets; (iii) potential price volatility in and relative illiquidity of some foreign securities markets; (iv) less government supervision and regulation; (v) governmental decisions to discontinue support of economic reform programs generally and impose centrally planned economies; (vi) less extensive regulation of the securities markets; (vii) certain economic, social and political risks, including potential exchange control regulations and restrictions on foreign investment and repatriation of capital, the risks of political, economic or social instability and the possibility of expropriation or confiscatory taxation; (viii) the possible imposition of foreign taxes on income and gains recognized with respect to securities; (ix) less developed corporate laws regarding fiduciary duties and the protection of investors; (x) longer settlement periods for securities transactions, (xi) less reliable judicial systems to enforce contracts and applicable law; (xii) differences in the legal and regulatory environment or enhanced legal and regulatory compliance; (xiii) political hostility to investments by foreign or private equity investors; and (xiv) less publicly available information.
In addition, issuers located in certain European jurisdictions may be involved in restructurings, bankruptcy proceedings and/or reorganizations that are not subject to laws and regulations that are similar to the U.S. Bankruptcy Code and the rights of creditors afforded in U.S. jurisdictions. To the extent such
non-U.S.
laws and regulations do not provide the client and/or the Adviser with equivalent rights and privileges necessary to promote and protect the Fund’s interest in any such proceeding, its investments may be adversely affected. While the Adviser and the
Sub-Advisers
intend, where deemed appropriate, to manage the Fund in a manner that will minimize exposure to the foregoing risks (although the Adviser and the
Sub-Advisers
do not in the ordinary course expect to hedge currency risks), there can be no assurance that adverse developments with respect to such risks will not adversely affect the assets of the Fund that are held in certain countries.
Changes in Laws or Regulations Risk.
The Fund, the portfolio companies in which the Fund invests, and other counterparties are subject to regulation at the local, state and federal level. New legislation may be enacted, or new interpretations, rulings or regulations could be adopted, including those governing the types of investments the Fund is permitted to make, any of which could harm the Fund and its shareholders, potentially with retroactive effect.
Additionally, any changes to or repeal of the laws and regulations governing the Fund’s operations relating to permitted investments may cause the Fund to alter its investment strategy to avail the Fund of new or different opportunities. Such changes could result in material differences to the Fund’s strategies and plans as set forth in this prospectus and may result in the Fund’s investment focus shifting from the areas of expertise of the Adviser and/or a
Sub-Adviser
to other types of investments in which the Adviser and/or a
Sub-Adviser
may have less
expertise or little or no experience. Thus, any such changes, if they occur, could have a material adverse effect on the
Fund’s
financial condition and results of operations and the value of a shareholder’s investment.
Financial Regulatory Changes in the U.S. Risk.
The financial services industry continues to be the subject of heightened regulatory scrutiny in the United States. There has been active debate over the appropriate extent of regulation and oversight of investment funds and their managers. The Fund may be adversely affected as a result of new or revised regulations imposed by the SEC or other U.S. governmental regulatory authorities or self-regulatory organizations that supervise the financial markets. The Fund also may be adversely affected by changes in the interpretation or enforcement of existing laws and regulations by these governmental authorities and self-regulatory organizations. Increased regulations generally increase the Fund’s costs, and the Fund could continue to experience higher costs if new laws require the Fund to spend more time or buy new technology to comply effectively.
Any changes in the regulatory framework applicable to the Fund’s business, including the changes described above, may impose additional compliance and other costs, increase regulatory investigations of the investment activities of the Fund, require the attention of the Fund’s senior management, affect the manner in which the Fund conducts its business and adversely affect the Fund’s investment returns. The full extent of the impact on the Fund of any new laws, regulations or initiatives that may be proposed is impossible to determine.
Regulatory Oversight Risk
. The Fund’s business and the businesses of the Adviser, the
Sub-Advisers,
the Distributor and their respective affiliates are subject to extensive regulation, including periodic examinations, inquiries and investigations, which may result in enforcement and other proceedings, by governmental agencies and self-regulatory organizations in the jurisdictions in which the Fund and they operate around the world, including the SEC and various other U.S. federal, state and local agencies. These authorities have regulatory powers dealing with many aspects of financial services, including the authority to grant, and in specific circumstances to cancel, permissions to carry on particular activities.
The Fund, the Adviser, the
Sub-Advisers,
the Distributor and their respective affiliates have received, and may in the future receive, requests for information, inquiries and informal or formal investigations or subpoenas from such regulators from time to time in connection with such inquiries and proceedings and otherwise in the ordinary course of business. These requests could relate to a broad range of matters, including specific practices of the Fund’s business, the Adviser, the
Sub-Advisers,
the Distributor, the Fund’s investments or other investments the Adviser or its affiliates make on behalf of their clients, potential conflicts of interest between the Fund and the Adviser, the
Sub-Advisers,
Distributor or their affiliates, or industry wide practices. Actions by and/or initiatives of the SEC and/or other regulators can have an adverse effect on the Fund’s financial results, including as a result of the imposition of a sanction, a limitation on Man’s or the Fund’s personnel’s activities, or changing the Fund’s historic practices. Any adverse publicity relating to an investigation, proceeding or imposition of these sanctions could harm the Fund’s or Man’s reputation and have an adverse effect on the Fund’s future fundraising or operations. The costs of responding to legal or regulatory information requests, any increased reporting, registration and compliance requirements will be borne by the Fund in the form of legal or other expenses, litigation, regulatory proceedings or penalties, may divert the attention of the Fund’s management, may cause negative publicity that adversely affects investor sentiment, and may place the Fund at a competitive disadvantage, including to the extent that the Fund, the Adviser, the
Sub-Advisers,
the Distributor or any of their respective affiliates are required to disclose sensitive business information or alter business practices.
In addition, if previously enacted laws are amended or if new legislative or regulatory reforms are adopted, this could have further impacts on the Fund’s industry. In addition, a future change in administration may lead to leadership changes at a number of U.S. federal regulatory agencies with oversight over the U.S. financial services industry. Such changes would pose uncertainty with respect to such agencies’ ongoing policy priorities and could lead to increased regulatory enforcement activity in the financial services industry. Any changes or reforms may impose additional costs on the Fund’s current or future investments, require the attention of senior management or result in other limitations on the Fund’s business or investments. The Fund is unable to predict at this time the likelihood or effect of any such changes or reforms.

Effects of Leverage [Text Block]
LEVERAGE
The Fund may utilize leverage. The Fund may borrow money through different types, or a combination, of credit instruments including, without limitation, credit facilities, Subsidiaries, notes and others based on the Fund’s assessment of investment environment, market conditions, pricing, terms and availability. Under the Investment Company Act, the Fund is not permitted to issue preferred shares unless immediately after such issuance the value of the Fund’s total assets (minus any liabilities not representing senior securities) is at least 200% of the aggregate amount of senior securities representing indebtedness plus the liquidation value of the outstanding preferred shares (i.e., the liquidation value plus the amount of senior securities representing indebtedness may not exceed 50% of the Fund’s total assets, after subtracting any liabilities not representing senior securities). The Fund may also use leverage in the form of the issuance of Preferred Shares or, to a limited extent, by using reverse repurchase agreements and/or other derivative instruments with leverage embedded in. While the use of leverage may increase the profits of the Fund, it may also increase the risk of loss. The Fund will limit its borrowings in compliance with the Investment Company Act which requires that a registered investment company must comply with an asset coverage requirement of 300% of its borrowings, including amounts borrowed (including through one or more Subsidiaries of the Fund), measured at the time the registered investment company incurs the indebtedness. As such, at any given time the value of the Fund’s total indebtedness may not exceed 33 1/3% of the value of its total assets (including such indebtedness).
The amount and cost of leverage, which is often priced on a floating rate basis, may vary frequently and may increase the Fund’s volatility. Changes in NAV can be amplified with the use of leverage.
The following table illustrates the effect of leverage on returns from an investment in our Shares, assuming various annual returns, net of expenses. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing below. The calculation assumes (i) $1.3 billion in average total assets, (ii) a weighted average cost of funds of 7.60%, (iii) $300 million in borrowings outstanding (i.e. assumes the Fund borrows funds equal to 30% of its average net assets during such period) and (iv) $1.0 billion in average shareholders’ equity. In order to compute the corresponding return to shareholders, the “Assumed Return on the Fund’s Portfolio (Net of Expenses)” is multiplied by the assumed average total assets to obtain an assumed return to the Fund. From this amount, the interest expense is calculated by multiplying the assumed weighted average cost of funds by the assumed borrowings outstanding, and the product is subtracted from the assumed return to the Fund in order to determine the return available to shareholders. The return available to shareholders is then divided by shareholders’ equity to determine the corresponding return to shareholders. Actual interest payments may be different.

Assumed Return on Portfolio (Net of Expenses)	-10%	-5%	0%	5%	10%
Corresponding Return to Common Stockholders	-13.3%	-7.1%	-0.8%	5.4%	11.7%
Similarly, assuming (i) $1.25 billion in average total assets, (ii) a weighted average cost of funds of 3.27% and (iii) $250 million in borrowings outstanding, the Fund’s assets would need to yield an annual return (net of expenses) of approximately 0.65% in order to cover the annual interest payments on the Fund’s outstanding borrowings.

Annual Coverage Return Rate [Percent]	0.65%
Effects of Leverage [Table Text Block]
The following table illustrates the effect of leverage on returns from an investment in our Shares, assuming various annual returns, net of expenses. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing below. The calculation assumes (i) $1.3 billion in average total assets, (ii) a weighted average cost of funds of 7.60%, (iii) $300 million in borrowings outstanding (i.e. assumes the Fund borrows funds equal to 30% of its average net assets during such period) and (iv) $1.0 billion in average shareholders’ equity. In order to compute the corresponding return to shareholders, the “Assumed Return on the Fund’s Portfolio (Net of Expenses)” is multiplied by the assumed average total assets to obtain an assumed return to the Fund. From this amount, the interest expense is calculated by multiplying the assumed weighted average cost of funds by the assumed borrowings outstanding, and the product is subtracted from the assumed return to the Fund in order to determine the return available to shareholders. The return available to shareholders is then divided by shareholders’ equity to determine the corresponding return to shareholders. Actual interest payments may be different.

Assumed Return on Portfolio (Net of Expenses)	-10%	-5%	0%	5%	10%
Corresponding Return to Common Stockholders	-13.3%	-7.1%	-0.8%	5.4%	11.7%
Similarly, assuming (i) $1.25 billion in average total assets, (ii) a weighted average cost of funds of 3.27% and (iii) $250 million in borrowings outstanding, the Fund’s assets would need to yield an annual return (net of expenses) of approximately 0.65% in order to cover the annual interest payments on the Fund’s outstanding borrowings.

Return at Minus Ten [Percent]	(13.30%)
Return at Minus Five [Percent]	(7.10%)
Return at Zero [Percent]	(0.80%)
Return at Plus Five [Percent]	5.40%
Return at Plus Ten [Percent]	11.70%
Effects of Leverage, Purpose [Text Block]	The following table illustrates the effect of leverage on returns from an investment in our Shares, assuming various annual returns, net of expenses. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing below. The calculation assumes (i) $1.3 billion in average total assets, (ii) a weighted average cost of funds of 7.60%, (iii) $300 million in borrowings outstanding (i.e. assumes the Fund borrows funds equal to 30% of its average net assets during such period) and (iv) $1.0 billion in average shareholders’ equity. In order to compute the corresponding return to shareholders, the “Assumed Return on the Fund’s Portfolio (Net of Expenses)” is multiplied by the assumed average total assets to obtain an assumed return to the Fund. From this amount, the interest expense is calculated by multiplying the assumed weighted average cost of funds by the assumed borrowings outstanding, and the product is subtracted from the assumed return to the Fund in order to determine the return available to shareholders. The return available to shareholders is then divided by shareholders’ equity to determine the corresponding return to shareholders. Actual interest payments may be different.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF SHARES
Shares of Beneficial Interest
The Fund is a statutory trust organized under the laws of Delaware pursuant to a Certificate of Trust, dated as of March 17, 2025, and the Declaration of Trust. The Fund is authorized to issue an unlimited number of Shares. The Declaration of Trust provides that the Trustees may authorize one or more classes of Shares, with Shares of each such class or series having such preferences, voting powers, terms of repurchase, if any, and special or relative rights or privileges (including conversion rights, if any) as the Board may determine. The Board may from time to time, without a vote of the common shareholders, divide, combine or, prior to the issuance of Shares, reclassify the Shares into a greater or lesser number without thereby changing the proportionate beneficial interest in such Shares.
The Fund has received exemptive relief from the SEC to, among other things, issue multiple classes of Shares and to impose asset-based distribution fees and early-withdrawal fees as applicable. An investment in any Share class of the Fund represents an investment in the same assets of the Fund. However, the minimum investment amounts, sales loads, if applicable, and ongoing fees and expenses for each Share class may be different. The fees and expenses for the Fund are set forth in “
Summary of Fund Fees and Expenses
.” The details of each class of Shares are set forth in “
Plan of Distribution
.”
There is currently no market for the Shares, and the Fund does not expect that a market for the Shares will develop in the foreseeable future.
Any additional offerings of classes of Shares will require approval by the Board. Any additional offering of classes of Shares will also be subject to the requirements of the Investment Company Act, which provides that such Shares may not be issued at a price below the then current NAV, exclusive of the sales load, except in connection with an offering to existing holders of Shares or with the consent of a majority of the Fund’s common shareholders.
The following table shows the amounts of Shares that have been authorized and outstanding as of March 3, 2026.

Title of Class	Amount Authorized	Amount Outstanding
Common shares of beneficial interest, par value $0.01 per share
Class A Shares	Unlimited	0
Class I Shares	Unlimited	10,000
Common Shares
Each Share has one vote and, when issued and paid for in accordance with the terms of this offering, will be fully paid and, under the Delaware Statutory Trust Act the purchasers of the Shares will have no obligation to make further payments for the purchase of the Shares or contributions to the Fund solely by reason of their ownership of the Shares, except that the Trustees shall have the power to cause shareholders to pay certain expenses of the Fund by setting off charges due from shareholders from declared but unpaid dividends or distributions owed the shareholders and/or by reducing the number of Shares owned by each respective shareholder, and except for the obligation to repay any funds wrongfully distributed. Distributions may be made to the holders of the Fund’s Class A Shares and Class I Shares at the same time and in different per Share amounts on such Class A Shares and Class I Shares if, as and when authorized and declared by the Board. Although an investment in any class of Shares represents an investment in the same assets of the Fund, the purchase restrictions and ongoing fees and expenses for each share class are different, resulting in different NAVs and distributions for each class of Shares. See “
Plan of Distribution
.”

If and whenever Preferred Shares are outstanding, the holders of Shares will not be entitled to receive any distributions from the Fund unless all accrued dividends on Preferred Shares have been paid, unless asset coverage (as defined in the Investment Company Act) with respect to Preferred Shares would be at least 200% of the aggregate amount of senior securities representing indebtedness plus the liquidation value of the outstanding preferred shares (i.e., the liquidation value plus the amount of senior securities representing indebtedness may not exceed 50% of the Fund’s total assets, after subtracting any liabilities not representing senior securities) after giving effect to the distributions and unless certain other requirements imposed by any rating agencies rating the Preferred Shares have been met. See “-
Preferred Shares
” below. All Shares are equal as to dividends, assets and voting privileges and have no conversion, preemptive or other subscription rights. The Fund will send annual and semi-annual reports, including financial statements, to all holders of its shares.
Unlike
open-end
funds, the Fund does not provide daily redemptions, and unlike traditional closed-end
funds, the Shares are not listed on any securities exchange. The Fund is designed for long-term investors and an investment in the Shares, unlike an investment in a traditional listed closed-end
fund, should be considered illiquid. Investors should not purchase the Shares if they intend to sell them soon after purchase. An investment in the Shares is not suitable for investors who need access to the money they invest. See “
Periodic Repurchase Offers and Transfers of Shares
.”
Preferred Shares
The Declaration of Trust provides that the Board may authorize and issue Preferred Shares, with rights as determined by the Board, by action of the Board without the approval of the holders of Shares. Holders of Shares have no preemptive right to purchase any Preferred Shares that might be issued.
Under the Investment Company Act, the Fund is not permitted to issue Preferred Shares unless immediately after such issuance the value of the Fund’s total assets is at least 200% of the aggregate amount of senior securities representing indebtedness plus the liquidation value of the outstanding preferred shares (i.e., the liquidation value plus the amount of senior securities representing indebtedness may not exceed 50% of the Fund’s total assets, after subtracting any liabilities not representing senior securities). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its Shares unless, at the time of such declaration, the value of the Fund’s total assets is at least 200% of such liquidation value. If the Fund issues Preferred Shares, it may be subject to restrictions imposed by guidelines of one or more rating agencies that may issue ratings for Preferred Shares issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the Investment Company Act. It is not anticipated that these covenants or guidelines would impede the Adviser and
Sub-Advisers
from managing the Fund’s portfolio in accordance with the Fund’s investment objective and policies.
Although the terms of any Preferred Shares that the Fund might issue in the future, including dividend rate, liquidation preference and repurchase provisions, will be determined by the Board, subject to applicable law and the Declaration of Trust, it is likely that any such Preferred Shares issued would be structured to carry a relatively short-term dividend rate reflecting interest rates on short-term debt securities, by providing for the periodic redetermination of the dividend rate at relatively short intervals through a fixed spread or remarketing procedure, subject to a maximum rate which would increase over time in the event of an extended period of unsuccessful remarketing. The Fund also believes that it is likely that the liquidation preference, voting rights and repurchase provisions of any such Preferred Shares would be similar to those stated below.
Liquidation Preference
. In the event of any voluntary or involuntary
liquidation
, dissolution or winding up of the Fund, the holders of Preferred Shares will be entitled to receive a preferential liquidating distribution, which would be expected to equal the original purchase price per preferred share plus accrued and unpaid dividends, whether or not declared, before any distribution of assets is made to holders of Shares. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of Preferred Shares would not be entitled to any further participation in any distribution of assets by the Fund.

Voting Rights
. The Investment Company Act requires that the
holders
of any Preferred Shares, voting separately as a single class, have the right to elect at least two Fund Trustees at all times. The remaining Fund Trustees will be elected by holders of Shares and Preferred Shares, voting together as a single class. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any Preferred Shares have the right to elect a majority of the Fund Trustees at any time two years’ dividends on any Preferred Shares are unpaid. The Investment Company Act also requires that, in addition to any approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class, would be required to (1) adopt any plan of reorganization that would adversely affect the Preferred Shares, and (2) take any action requiring a vote of security holders under Section 13(a) of the Investment Company Act, including, among other things, changes in the Fund’s sub-classification
as a
closed-end
investment company or changes in its fundamental investment restrictions. See “
Delaware Law and Certain Provisions in the Declaration of Trust
” As a result of these voting rights, the Fund’s ability to take any such actions may be impeded to the extent that there are any Preferred Shares outstanding. The Board presently intends that, except as otherwise indicated in this Prospectus and except as otherwise required by applicable law, holders of any Preferred Shares will have equal voting rights with holders of Shares (one vote per share, unless otherwise required by the Investment Company Act) and will vote together with holders of Shares as a single class.
The affirmative vote of the holders of a majority of any outstanding Preferred Shares, voting as a separate class, would be required to amend, alter or repeal any of the preferences, rights or powers of holders of Preferred Shares so as to affect materially and adversely such preferences, rights or powers, or to increase or decrease the authorized number of Preferred Shares. The class vote of holders of Preferred Shares described above would in each case be in addition to any other vote required to authorize the action in question.
Repurchase, Purchase and Sale of Preferred Shares by the Fund
. The terms of any Preferred Shares are expected to provide that (1) they are repurchasable by the Fund in whole or in part at the original purchase price per share plus accrued dividends per share, (2) the Fund may tender for or purchase Preferred Shares and (3) the Fund may subsequently resell any shares so tendered for or purchased. Any repurchase or purchase of Preferred Shares by the Fund would reduce the leverage applicable to the Shares, while any resale of the Shares by the Fund would increase that leverage.
Liquidity Feature
. Preferred shares may include a liquidity feature that allows holders of Preferred Shares to have their shares purchased by a liquidity provider in the event that sell orders have not been matched with purchase orders and successfully settled in a remarketing. The Fund will pay a fee to the provider of this liquidity feature, which would be borne by common shareholders of the Fund. The terms of such liquidity feature may require the Fund to repurchase Preferred Shares still owned by the liquidity provider following a certain period of continuous, unsuccessful remarketing, which may adversely impact the Fund.
The discussion above describes the possible offering of Preferred Shares by the Fund. If the Board determines to proceed with such an offering, the terms of the Preferred Shares may be the same as, or different from, the terms described above, subject to applicable law and the Fund’s Agreement and Declaration of Trust. The Board, without the approval of the holders of Shares, may authorize an offering of Preferred Shares or may determine not to authorize such an offering, and may fix the terms of the Preferred Shares to be offered.

Outstanding Securities [Table Text Block]
The following table shows the amounts of Shares that have been authorized and outstanding as of March 3, 2026.

Title of Class	Amount Authorized	Amount Outstanding
Common shares of beneficial interest, par value $0.01 per share
Class A Shares	Unlimited	0
Class I Shares	Unlimited	10,000

General Risks of Investing in the Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
General Risks of Investing in the Fund
Reliance on the Investment Adviser and
Sub-Advisers
to Employ the Fund’s Strategies.
In pursuing its investment objectives and employing the strategies described in this Prospectus, the Adviser, employs a dynamic, multi-asset credit strategy, allocating capital across investment opportunities within the public, private and structured credit markets that are managed by specialist investment teams of the affiliated
Sub-Advisers.
The Adviser maintains primary responsibility for allocating Fund assets to the investment sleeves managed by the investment teams of the
Sub-Advisers
and will select and determine the percentage of Fund assets to allocate to each investment sleeve. There can be no assurances that the decisions made by the Adviser to allocate assets to certain investment sleeves will produce the desired results or expected returns for the Fund, which may cause the Fund to not meet its investment objective. The Adviser seeks to make allocation decisions that are intended to capture the best available investment opportunities across Private Credit, Structured Credit and Public Credit, but there can be no assurances that the Adviser’s assessments of the relative attractiveness of various investment opportunities will be correct, or that the Adviser will be able to identify the best opportunities in a given period. Although the Adviser will regularly evaluate the performance of each
Sub-Adviser
and make ongoing assessments regarding whether each
Sub-Adviser’s
respective investment program is consistent with the Fund’s investment objective and strategies, the Adviser will not have control over the investment decisions made by a
Sub-Adviser.
Even though the
Sub-Advisers
are subject to certain constraints, the
Sub-Advisers
may change certain aspects of their investment strategies or techniques. The investment strategies, techniques, and risk analyses employed by the
Sub-Advisers,
while designed to enhance potential returns, may not produce the desired results or expected returns, which may cause the Fund to not meet its investment objective, or underperform its benchmark index or funds with similar investment objectives and strategies. The
Sub-Advisers
may be incorrect in their assessments of the values of securities or instruments in which they invest or in their assessments of market trends, which can result in losses to the Fund.
Limited Operating History
. The Fund has not commenced operations and therefore has no operating history upon which potential investors may evaluate past or future performance. Investors should draw no conclusions from the performance of any other Man affiliated or managed vehicles and should not expect to achieve similar returns.
Non-Diversified
Status.
The Fund is a
non-diversified
fund. As defined in the Investment Company Act, a
non-diversified
fund may invest a significant part of its investments in a smaller number of issuers than can a diversified fund. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified
fund, like the Fund, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Fund.
Closed-End
Interval Fund; Illiquidity of Shares.
The Fund is structured as an “interval fund” and designed
primarily
for long-term investors. An investment in the Shares, unlike an investment in a traditional listed closed-end
fund, should be considered illiquid. The Shares are appropriate only for investors who are seeking an investment in less liquid or illiquid portfolio investments within an illiquid fund. An investment in the Shares is not suitable for investors who need access to the money they invest. Unlike open-end
funds (commonly known as mutual funds), which generally permit redemptions on a daily basis, the Shares are not redeemable at an investor’s option. Unlike traditional listed closed-end
funds, the Shares are not listed for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. The NAV of the Shares may be volatile and the Fund’s use of leverage will increase this volatility. As the Shares are not traded, investors may not be able to dispose of their investment in the Fund when or in the amount desired, no matter how the Fund performs.
Although the Fund, as a fundamental policy, will make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case the Fund may not repurchase all of a shareholder’s Shares tendered in that offer. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, shareholders may not be able to sell their Shares when and/or in the amount that they desire.
Investment and Market Risk.
An investment in the Fund’s Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund’s Shares represents an indirect investment in the portfolio of fixed-income instruments (including below-investment grade debt), private credit assets including residential backed loans, other securities and derivative investments, and the value of these investments may fluctuate, sometimes rapidly and unpredictably. At any point in time an investment in the Fund’s Shares may be worth less than the original amount invested, even after taking into account distributions paid by the Fund and the ability of common shareholders to reinvest dividends. The Fund may also use leverage, which would magnify the Fund’s investment, market and certain other risks.
Potential Conflicts of Interest Risk
. The Adviser, the
Sub-Advisers
and their affiliates face conflicts of interest caused by compensation arrangements with the Fund and its affiliates, which could result in actions that are not in the best interests of the Fund’s shareholders. The Adviser will receive substantial fees from the Fund in return for its services, and these fees could influence the advice provided to the Fund. The Fund pays to the Adviser an annual base management fee that is based on the value of the Fund’s average daily Managed Assets. Because the fee is calculated as a percentage of the Fund’s Managed Assets, which include those assets purchased with leverage, the fee paid to the Adviser will be higher during the periods in which the Fund is using leverage than if the Fund did not use leverage. This may encourage the Adviser to use leverage to make additional investments. Such a practice could result in us investing in more speculative securities than would otherwise be the case, which could result in higher investment losses, particularly during cyclical economic downturns. Under certain circumstances, the use of additional leverage may increase the likelihood of us defaulting on our borrowings, which would disfavor our Shareholder. The Fund’s compensation arrangements could therefore result in the Fund making riskier or more speculative investments than would otherwise be the case. This could result in higher investment losses, particularly during cyclical economic downturns.
Dependence on Key Personnel Risk.
The Fund’s success depends, to a significant extent, upon the diligence, skill and network of business contacts of the officers and employees of the Adviser, the
Sub-Advisers
or their affiliates. Such personnel, and any investment professionals that the
Sub-Advisers
or their affiliates may subsequently retain, will identify, evaluate, negotiate, structure, close, monitor and manage the Fund’s investments. The Fund’s future success will depend to a significant extent on the continued service and coordination of such personnel. If the Adviser and/or the
Sub-Advisers
do not maintain their existing relationships with sources of investment opportunities and do not develop new relationships with other sources of investment opportunities available to the Fund, the Adviser and/or the
Sub-Advisers
may not be able to grow the Fund’s investment portfolio. In addition, individuals with whom Adviser and/or
Sub-Adviser
personnel have relationships are not obligated to provide the Fund with investment opportunities. Therefore, Adviser and/or the
Sub-Advisers
can
offer no assurance that such relationships will generate investment opportunities for the Fund.
The
loss
of services of one or more members of the Adviser’s and
Sub-Advisers’
management team could adversely affect the Fund’s financial condition, business and results of operations. The Adviser and
Sub-Advisers
cannot guarantee that any of the members of the management team will remain affiliated with the Fund, the Adviser and/or the
Sub-Advisers.
Further, the Fund does not intend to separately maintain key person life insurance on any of these individuals.
Large Shareholder Risk.
To the extent a large proportion of Shares is held by a small number of shareholders (or a single common shareholder), including affiliates of the Adviser, the Fund is subject to the risk that these shareholders may seek to sell Shares (including after expiration of any applicable
“lock-up
period”) in large amounts rapidly in connection with repurchase offers. These transactions could adversely affect the ability of the Fund to conduct its investment program. Furthermore, it is possible that in response to a repurchase offer, the total amount of Shares tendered by a small number of shareholders (or a single common shareholder) may exceed the number of Shares that the Fund has offered to repurchase. If a repurchase offer is oversubscribed by shareholders, the Fund will repurchase only a pro rata portion of shares tendered by each shareholder. See “
Repurchase Offers Risk
”.
Repurchase Offers Risk.
The Fund is an “interval fund” and, in order to provide liquidity to shareholders, the Fund, subject to applicable law, will conduct quarterly repurchase offers of the Fund’s outstanding Shares at NAV, with the size of the repurchase offer subject to approval of the Board. In all cases, such repurchase offers will be for at least 5% and not more than 25% of its outstanding Shares at NAV, pursuant to Rule
23c-3
under the Investment Company Act. The Fund currently expects to conduct quarterly repurchase offers for 5% of its outstanding Shares under ordinary circumstances. The Fund believes that these repurchase offers are generally beneficial to its shareholders, and repurchases may be funded from available cash, borrowings, subscription proceeds or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. If at any time cash and other cash equivalents held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments, including liquid investments. If the Fund employs investment leverage, repurchases of Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect common shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income. If a repurchase offer is oversubscribed, the Fund may, but is not required to, determine to increase the amount repurchased by up to 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline (as defined in the “
Periodic Repurchase Offers and Transfers of Shares
.”) In the event that the Fund determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the NAV of Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Shares is determined. In addition, the repurchase of Shares by the Fund may be a taxable event to shareholders.
Distributions Risk
. Any distributions the Fund makes will be at the discretion of the Board, considering factors such as the Fund’s earnings, cash flow, capital and liquidity needs and general financial condition and the requirements of Delaware law. As a result, the Fund’s distribution rates and payment frequency may vary from time to time. The Fund may not achieve investment results that will allow it to make a specified or stable level of cash distributions and its distributions may decrease over time. In addition, the Fund may be limited in its ability to make distributions
.
Valuation Risk.
Under the Investment Company Act, the Fund is required to carry its portfolio investments at market value or, if there is no readily available market value, at fair value as determined pursuant to policies adopted by, and subject to the oversight of, the Board. There is generally no public market for certain private credit assets and other loan investments in which the Fund plans to invest. The Fund expects that many of its investments will not be publicly-traded or actively traded on a secondary market. The Fund will value these investments daily at fair value as determined in good faith as required by the Investment Company Act, but generally based on the most recent quarterly fair valuation determination by the Adviser taking into account various factors and third-party valuation inputs, as relevant. Between quarterly valuations the Fund will consider daily whether there has been a material change to such investments as to affect their fair value, but such analysis will be more limited than the quarterly process.
As part of the Fund’s valuation process, the Fund will take into account relevant factors in determining the fair value of the Fund’s investments, without market quotations, many of which are loans, including and in combination, as relevant: (i) the estimated enterprise value of a portfolio company; (ii) the nature and realizable value of any collateral; (iii) the portfolio company’s ability to make payments based on its earnings and cash flow; (iv) the markets in which the portfolio company does business; (v) a comparison of the portfolio company’s securities to any similar publicly traded securities; and (vi) overall changes in the interest rate environment and the credit markets that may affect the price at which similar investments may be made in the future. The Fund’s determinations of fair value may differ materially from the values that would have been used if a ready market for these non-traded
securities existed. Due to this uncertainty, the Fund’s fair value determinations may cause the Fund’s NAV on a given date to materially differ from the value that the Fund may ultimately realize upon the sale of one or more of its investments. If the Fund was required to liquidate a portfolio investment in a forced or liquidation sale, the Fund may realize amounts that are different from what was previously the value, and such differences could be material. The Adviser will serve the role of the Board’s Valuation Designee under Rule
2a-5
of the Investment Company Act (the “
Valuation Designee
”), with responsibility for fair valuing the Fund’s investments. It is important to note that there is no guarantee that the Adviser will accurately determine the fair value of these investments. See “
Net Asset Value
” for a further discussion of fair valuation methodologies.
Private Credit Risk.
Typically, Private Credit investments are in restricted securities that are not traded in public markets and subject to substantial holding periods, so that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. The Fund may, from time to time or over time, focus its Private Credit in a particular industry or sector or select industries or sectors. Investment performance of such industries or sectors may thus at times have an out-sized
impact on the performance of the Fund. The Fund’s investments are also subject to the risks associated with investing in private securities. Investments in private securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Fund will be able to realize the value of such investments in a timely manner. See “
Closed-End
Interval Fund Structure
.” Additionally, Private Credit can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations. The Fund’s portfolio companies may be leveraged, often as a result of leveraged buyouts or other recapitalization transactions, and often will not be rated by national credit rating agencies. See “
Below Investment Grade Risk
.”
Private Credit Competition Risk.
The Fund competes for investments with other investment funds and a variety of other investors (including private credit funds, mezzanine funds, performing and other credit funds, funds that invest in structured notes, derivatives and other types of collateralized securities and structured products, specialty finance companies, real estate investment trusts), as well as traditional financial services companies such as commercial banks and other sources of funding. These other investment funds and other investors might be reasonable investment alternatives to the Fund and may be substantially larger, have considerably greater financial, technical and marketing resources, and may be less costly or complex with fewer and/or different risks than the Fund has. Some of the Fund’s competitors may have a lower cost of funds and access to funding sources that are not available to the Fund, such as the U.S. government. As a result of these new competitors entering the financing markets in which the Fund operates, competition for investment opportunities in U.S. private companies may intensify. The Fund may lose investment opportunities if it does not match its competitors’ pricing, terms or structure. If the Fund is forced to match its competitors’ pricing, terms or structure, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss. With respect to corporate direct lending, a significant part of the Fund’s competitive advantage stems from the fact that the market for investments in U.S. private companies is underserved by traditional commercial banks and other financial sources. A significant increase in the number and/or the size of the Fund’s competitors in this target market could force the Fund to accept less attractive investment terms. Furthermore, many of the Fund’s competitors have greater experience operating under, or are not subject to, the regulatory restrictions that the Investment Company Act imposes on the Fund as an investment company or the source-of-income, asset
diversification and distribution requirements the Fund must satisfy to maintain RIC tax treatment. There can be no assurance that there will be a sufficient number of attractive potential investments available to the Fund to achieve target returns. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of investments and establish more relationships than the Fund. The competitive pressures the Fund faces may have a material adverse effect on the Fund’s business
, financial condition, results of operations and cash flows.
Privately-held Companies and the Lack of Available Information About These Companies Risk.
The Fund expects to invest a substantial portion of its assets in privately-held companies. Investments in private companies pose significantly greater risks than investments in public companies. First, private companies have reduced access to the capital markets, resulting in diminished capital resources and the ability to withstand financial distress. Second, the depth and breadth of experience of management in private companies tends to be less than that at public companies, which makes such companies more likely to depend on the management talents and efforts of a smaller group of persons and/or persons. Therefore, the decisions made by such management teams and/or the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on the Fund’s investments and, in turn, on the Fund. Third, the investments themselves tend to be less liquid. As such, the Fund may have difficulty exiting an investment promptly or at a desired price prior to maturity or outside of a normal amortization schedule. As a result, the relative lack of liquidity and the potential diminished capital resources of the Fund’s target portfolio companies may affect the Fund’s investment returns. Fourth, these companies frequently have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tends to render them more vulnerable to competitors’ actions and changing market conditions, as well as general economic downturns. Fifth, these companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. Sixth, limited public information generally exists about private companies. Seventh, these companies may not have third-party debt ratings or audited financial statements. The Fund must therefore rely on the ability of the Adviser and
Sub-Advisers
to obtain adequate information through due diligence to evaluate the creditworthiness and potential returns from investing in these companies. The Adviser and
Sub-Advisers
typically assesses an investment in a portfolio company based on their estimate of the portfolio company’s earnings and enterprise value, among other things, and these estimates may be based on limited information and may otherwise be inaccurate, causing the Adviser or
Sub-Adviser
to make different investment decisions than it may have made with more complete information. These private companies and their financial information are not subject to the Sarbanes-Oxley Act and other rules that govern public companies. If the Fund is unable to uncover all material information about these companies, the Fund may not make a fully informed investment decision, and it may lose money on its investments
.
Investments in Securities or Assets of Publicly-Traded Companies Risk.
The Fund may invest a portion of its portfolio in publicly-traded assets. It is not expected that the Fund will be able to negotiate additional financial covenants or other contractual rights, which the Fund might otherwise be able to obtain in making privately negotiated investments. In addition, by investing in publicly-traded securities or assets, the Fund will be subject to U.S. federal and state securities laws, as well as
non-U.S.
securities laws, that may, among other things, restrict or prohibit its ability to make or sell an investment. Moreover, the Fund may not have the same access to information in connection with investments in public securities, either when investigating a potential investment or after making an investment, as compared to privately negotiated investments. Furthermore, the Fund may be limited in its ability to make investments and to sell existing investments in public securities because the Fund may be deemed to have material, non-public
information regarding the issuers of those securities or as a result of other internal policies. The inability to sell public securities in these circumstances could materially adversely affect the Fund’s investment results. In addition, an investment may be sold by the Fund to a public company where the consideration received is a combination of cash and stock of the public company, which may, depending on the securities laws of the relevant
jurisdiction, be subject to
lock-up
periods.
Mid-
and Small-Capitalization Company Risk.
Middle and small capitalization companies may be less financially secure than larger, more established companies and depend on a small number of key personnel.
In addition, it is more difficult to get information on middle and small capitalization companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts. As a result, the securities of middle and small capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization securities or the market as a whole. The purchase or sale of more than a limited number of shares of a middle and small company may affect its market price. The Fund may need a considerable amount of time to purchase or sell its positions in these securities. Investing in middle and small capitalization securities requires a longer term view.
Direct Lending Risk.
The Fund may make direct loans and engage in direct lending, which practice involves certain risks. If the Fund engages in direct lending involving below investment grade or subprime loans, these risks may be heightened. If a loan is foreclosed, the Fund could become part owner of any collateral and would bear the costs and liabilities associated with owning and disposing of the collateral. As a result, the Fund may be exposed to losses resulting from default and foreclosure. Any costs or delays involved in the effectuation of a foreclosure of the loan or a liquidation of the underlying assets will further reduce the proceeds and thus increase the loss. There is no assurance that the Fund will correctly evaluate the value of the assets collateralizing the loan. In the event of a reorganization or liquidation proceeding relating to the borrower, the Fund may lose all or part of the amounts advanced to the borrower. There is no assurance that the protection of the Fund’s interests is adequate, including the validity or enforceability of the loan and the maintenance of the anticipated priority and perfection of the applicable security interests. Furthermore, there is no assurance that claims will not be asserted that might interfere with enforcement of the Fund’s rights.
There are no restrictions on the credit quality of the Fund’s loans. Loans may be deemed to have substantial vulnerability to default in payment of interest and/or principal. There can be no assurance as to the levels of defaults and/or recoveries that may be experienced on loans in which the Fund has invested. Certain of the loans in which the Fund may invest have large uncertainties or major risk exposures to adverse conditions, and may be considered to be predominantly speculative. Generally, such loans offer a higher return potential than better quality loans, but involve greater volatility of price and greater risk of loss of income and principal. The market values of certain of these loans also tend to be more sensitive to changes in economic conditions than better quality loans.
Loans to issuers operating in workout modes or under Chapter 11 of the U.S. Bankruptcy Code or the equivalent laws of member states of the European Union (“
EU
”) are, in certain circumstances, subject to certain potential liabilities that may exceed the amount of the loan. For example, under certain circumstances, lenders who have inappropriately exercised control of the management and policies of a debtor may have their claims subordinated or disallowed or may be found liable for damages suffered by parties as a result of such actions.
Various state licensing requirements could apply to the Fund with respect to investments in, or the origination and servicing of, loans and similar assets. The licensing requirements could apply depending on the location of the borrower, the location of the collateral securing the loan, or the location where the Fund, Adviser or
Sub-Advisers
operate or have offices. In states in which it is licensed, the Fund, Adviser or
Sub-Advisers
will be required to comply with applicable laws and regulations, including consumer protection and anti-fraud laws, which could impose restrictions on the Fund’s, the Adviser’s, or the
Sub-Advisers’
ability to take certain actions to protect the value of its investments in such assets and impose compliance costs. Failure to comply with such laws and regulations could lead to, among other penalties, a loss of the Fund’s, the Adviser’s, or the
Sub-Advisers’
license, which in turn could require the Fund to divest assets located in or secured by real property located in that state. These risks will also apply to issuers and entities in which the Fund invests that hold similar assets, as well as any origination company or servicer in which the Fund owns an interest.
Loan origination and servicing companies are routinely involved in legal proceedings concerning matters that arise in the ordinary course of their business. These legal proceedings range from actions involving a single plaintiff to class action lawsuits with potentially tens of thousands of class members. In addition, a number of participants in the loan origination and servicing industry (including control persons of industry participants) have been the subject of regulatory actions by state regulators, including state Attorneys General, and by the federal government. Governmental investigations, examinations or regulatory actions, or private lawsuits, including purported class action lawsuits, may adversely affect such companies’ financial results. To the extent the Fund seeks to engage in origination and/or servicing directly, or has a financial interest in, or is otherwise affiliated with, an origination or servicing company, the Fund will be subject to enhanced risks of litigation, regulatory actions and other proceedings. As a result, the Fund may be required to pay legal fees, settlement costs, damages, penalties or other charges, any or all of which could materially adversely affect the Fund and its investments.
Loans Risk.
The loans that the Fund may invest in include loans that are first lien, second lien, third lien or that are unsecured. In addition, the loans the Fund invests in may be rated below investment grade or may also be unrated. Loans are subject to a number of risks described elsewhere in the prospectus, including credit risk, liquidity risk, below investment grade instruments risk and management risk.
Although certain loans in which the Fund may invest will be secured by collateral, there can be no assurance that such collateral could be readily liquidated or that the liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment
of scheduled interest or principal. In the event of the bankruptcy or insolvency of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan. In the event of a decline in the value of the already pledged collateral, if the terms of a loan do not require the borrower to pledge additional collateral, the Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower’s obligations under the loans. To the extent that a loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose some or all of its value in the event of the bankruptcy or insolvency of the borrower. Those loans that are under-collateralized involve a greater risk of loss.
Loans are not registered with the SEC, or any state securities commission, and are not listed on any national securities exchange. There is less readily available or reliable information about most loans than is the case for many other types of securities, including securities issued in transactions registered under the Securities Act of 1933, as amended (the “
Securities Act
”) or registered under the Exchange Act. No active trading market may exist for some loans, and some loans may be subject to restrictions on resale. A secondary market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability to realize full value and thus cause a material decline in the Fund’s NAV. In addition, the Fund may not be able to readily dispose of its loans at prices that approximate those at which the Fund could sell such loans if they were more widely-traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. During periods of limited supply and liquidity of loans, the Fund’s yield may be lower.
Some loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Fund. Such court action could under certain circumstances include invalidation of loans.
If legislation of state or federal regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of loans for investment by the Fund may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain borrowers. This would increase the risk of default.
If legislation or federal or state regulations require financial institutions to increase their capital requirements this may cause financial institutions to dispose of loans that are considered highly levered transactions. Such sales could result in prices that, in the opinion of the Adviser and the
Sub-Adviser,
do not represent fair value. If the Fund attempts to sell a loan at a time when a financial institution is engaging in such a sale, the price the Fund could get for the loan may be adversely affected.
The Fund may acquire loans through assignments or participations. The Fund will typically acquire loans through assignment. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral.
A participation typically results in a contractual relationship only with the institution selling the participation interest, not with the borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. Certain participation agreements also include the option to convert the participation to a full assignment under agreed upon circumstances. The Adviser and the
Sub-Advisers
have adopted best execution procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when the Fund must acquire a loan through a participation.
In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation. Further, in purchasing participations in lending syndicates, the Fund will not be able to conduct the due diligence on the borrower or the quality of the loan with respect to which it is buying a participation that the Fund would otherwise conduct if it were investing directly in the loan, which may result in the Fund being exposed to greater credit or fraud risk with respect to the borrower or the loan than the Fund expected when initially purchasing the participation.
The Fund also may originate loans or acquire loans by participating in the initial issuance of the loan as part of a syndicate of banks and financial institutions, or receive its interest in a loan directly from the borrower.
Adjustments to Terms of Investments Risk
.
The terms and conditions of the loan agreements and related assignments may be amended, modified or waived only by the agreement of the lenders. Generally, any such agreement must include a majority or a supermajority (measured by outstanding loans or commitments) or, in certain circumstances, a unanimous vote of the lenders. Consequently, the terms and conditions of the payment obligation arising from loan agreements could be modified, amended or waived in a manner contrary to the preferences of the Fund, if a sufficient number of the other lenders concurred with such modification, amendment or waiver. There can be no assurance that any obligations arising from a loan agreement will maintain the terms and conditions to which the Fund originally agreed. Because the Fund may invest through participation interests and derivative securities, the Fund may not be entitled to vote on any such adjustment of terms of such agreements.
The exercise of remedies may also be subject to the vote of a specified percentage of the lenders thereunder. The Adviser or a
Sub-Adviser
will have the authority to cause the Fund to consent to certain amendments, waivers or modifications to the investments requested by obligors or the lead agents for loan syndication agreements. The Adviser and the
Sub-Advisers
may, in accordance with their investment management standards, cause the Fund to extend or defer the maturity, adjust the outstanding balance of any investment, reduce or forgive interest or fees, release material collateral or guarantees, or otherwise amend, modify or waive the terms of any related loan agreement, including the payment terms thereunder. The Adviser or a
Sub-Adviser
will make such determination in accordance with its investment management standards. Any amendment, waiver or modification of an investment could adversely impact the Fund’s investment returns
.
Loan Interests Risk.
Loan interests generally are subject to restrictions on transfer, and the Fund may be unable to sell its loan interests at a time when it may otherwise be desirable to do so or may be able to sell them promptly only at prices that are less than what the Fund regards as their fair market value. Accordingly, loan interests may at times be illiquid. Loan interests may be difficult to value and may have extended settlement periods (the settlement cycle for many bank loans exceeds 7 days). Extended settlement periods may result in cash not being immediately available to the Fund. As a result, during periods of unusually heavy repurchases, the Fund may have to sell other investments or borrow money to meet its obligations. Interests in loans made to finance highly leveraged companies or to finance corporate acquisitions or other transactions may be especially vulnerable to adverse changes in economic or market conditions. Interests in secured loans have the benefit of collateral and, typically, of restrictive covenants limiting the ability of the borrower to further encumber its assets. There is a risk that the value of any collateral securing a loan in which the Fund has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In the event the borrower defaults, the Fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Further, in the event of a default, second or lower lien secured loans, and unsecured loans, will generally be paid only if the value of the collateral exceeds the amount of the borrower’s obligations to the senior secured lenders, and the remaining collateral may not be sufficient to cover the full amount owed on the loan in which the Fund has an interest. Further, there is a risk that a court could take action with respect to a loan that is adverse to the holders of the loan and the Fund may need to retain legal counsel to enforce its rights in any resulting event of default, bankruptcy, or similar situation. Interests in loans expose the Fund to the credit risk of the underlying borrower and may expose the Fund to the credit risk of the lender.
Loan Assignments and Participations Risk.
As the assignee of a loan, the Fund typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. Because assignments may be arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. In addition, if the loan is foreclosed, the Fund could become part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The Fund may be required to pass along to a purchaser that buys a loan from the Fund by way of assignment a portion of any fees to which the Fund is entitled under the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off
against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off
between the lender and the borrower.
Senior Secured Loans and Senior Secured Bonds Risk.
There is a risk that any collateral pledged by issuers in which the Fund has taken a security interest may decrease in value over time or lose its entire value, may be difficult to sell in a timely manner, may be difficult to appraise and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the issuer to raise additional capital. Such risks have become more pronounced due to interest rate and market volatility. To the extent the Fund’s debt investment is collateralized by the securities of a portfolio company’s subsidiaries, such securities may lose some or all of their value in the event of the bankruptcy or insolvency of the portfolio company. Also, in some circumstances, the Fund’s security interest may be contractually or structurally subordinated to claims of other creditors. In addition, deterioration in a portfolio company’s financial condition and prospects, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the debt. Secured debt that is under-collateralized involves a greater risk of loss. In addition, second lien debt is granted a second priority security interest in collateral, which means that any realization of collateral will generally be applied to pay senior secured debt in full before second lien debt is paid. Similarly, investments in “last out” pieces of unitranche loans will be similar to second lien loans in that such investments will be junior in priority to the “first out” piece of the same unitranche loan with respect to payment of principal, interest and other amounts. Consequently, the fact that debt is secured does not guarantee that the Fund will receive principal and interest payments according to the debt’s terms, or at all, or that the Fund will be able to collect on the debt should it be forced to
enforce its remedies.
Junior and Subordinated Debt Risk.
The Fund may invest in debt instruments that are subordinated or otherwise junior in an issuer’s capital structure. Investments in subordinate debt securities may be unsecured and subordinated to substantial amounts of senior indebtedness, all or a significant portion of which may be secured and/or subject the Fund to a “first loss” subordinate holder position relative to other lenders. The ability of the Fund to influence a company’s affairs, especially during periods of financial distress or following insolvency, is likely to be substantially less than that of senior creditors. For example, under terms of subordinated intercreditor agreements, senior creditors will typically be able to block the acceleration of the mezzanine debt or other exercises by the Fund of its rights as a creditor. Accordingly, the Fund may not be able to take the steps necessary to protect its investments in a timely manner or at all. Further, the ability of a borrower to make payments on the loan underlying these securities is dependent primarily upon the successful operation of the property rather than upon the existence of independent income or assets of the borrower. In the event of default and the exhaustion of any equity support, reserve fund, letter of credit and any classes of securities junior to those in which the Fund invests, it will not be able to recover all of its investment in the securities purchased. Investments in subordinate securities have a higher risk of loss and credit default than investments in more senior securities and subordinated tranches absorb losses from default before other more senior tranches are put at risk. Mezzanine debt securities (as well as other more senior securities) are also subject to other creditor risks, including (i) the possible invalidation of an investment transaction as a “fraudulent conveyance” under relevant creditors’ rights laws,
(ii) so-called
lender liability claims by the issuer of the obligations, and (iii) environmental liabilities that may arise with respect to collateral securing the obligations. The securities the Fund invests in may be subject to early redemption features, refinancing options, pre-payment
options, or similar provisions which, in each case, could result in the issuer repaying the principal on an obligation held by the Fund earlier than expected, resulting in a lower return to the Fund than estimated. In addition, depending on fluctuations of the equity markets and other factors, warrants and other equity securities may become worthless.
The Fund may invest in subordinated debt or “mezzanine” debt investments, and such investments and the Fund’s remedies with respect thereto, including the ability to foreclose on any collateral securing such investments, will be subject to the rights of holders of more senior tranches in an issuer’s capital structure and, to the extent applicable, contractual inter-creditor, co-lender
and participation agreement provisions.
Due to their lower place in the borrower’s capital structure and possible unsecured or partially secured status, investments in subordinated debt involve greater credit risk of default and loss than the more senior classes or tranches of debt in an issuer’s capital structure. Subordinated tranches of debt instruments (including mortgage-backed securities) absorb losses from default before other more senior tranches of such instruments, which creates a risk particularly if such instruments (or securities) have been issued with little or no credit enhancement or equity. To the extent the Fund invests in subordinate debt instruments (including mortgage-backed securities), the Fund would likely receive payments or interest distributions after, and must bear the effects of losses or defaults on, the senior debt (including underlying mortgage loans, senior mezzanine debt or senior commercial mortgage-backed securities (“
CMBS
”) bonds) before, the holders of other more senior tranches of debt instruments with respect to such issuer. The Fund’s investments will be affected, where applicable, by (i) the relative payment priorities of the respective classes of instruments or securities issued by portfolio companies (or affiliates thereof), (ii) the order in which the principal balances of such respective classes with balances will be reduced in connection with losses and default-related shortfalls, and (iii) the characteristics and quality of the underlying loans in the
Fund
.
Second Priority Liens Risk.
Certain debt investments that the Fund makes in portfolio companies may be secured on a second priority basis by the same collateral securing first priority debt of such companies. The first priority liens on the collateral will secure the portfolio company’s obligations under any outstanding senior debt and may secure certain other future debt that may be permitted to be incurred by the company under the agreements governing the loans. The holders of obligations secured by the first priority liens on the collateral will generally control the liquidation of and be entitled to receive proceeds from any realization of the collateral to repay their obligations in full before the Fund. In addition, the value of the collateral in the event of liquidation will depend on market and economic conditions, the availability of buyers and other factors. There can be no assurance that the proceeds, if any, from the sale or sales of all of the collateral would be sufficient to satisfy the debt obligations secured by the second priority liens after payment in full of all obligations secured by the first priority liens on the collateral. If such proceeds are not sufficient to repay amounts outstanding under the debt obligations secured by the second priority liens, then the Fund, to the extent not repaid from the proceeds of the sale of the collateral, will only have an unsecured claim against such company’s remaining assets, if any.
The Fund may also make unsecured debt investments in portfolio companies, meaning that such investments will not benefit from any interest in collateral of such companies. Liens on such portfolio companies’ collateral, if any, will secure the portfolio company’s obligations under its outstanding secured debt and may secure certain future debt that is permitted to be incurred by the portfolio company under its secured debt agreements. The holders of obligations secured by such liens will generally control the liquidation of, and be entitled to receive proceeds from, any realization of such collateral to repay their obligations in full before the Fund is so entitled. In addition, the value of such collateral in the event of liquidation will depend on market and economic conditions, the availability of buyers and other factors. There can be no assurance that the proceeds, if any, from sales of such collateral would be sufficient to satisfy its unsecured debt obligations after payment in full of all secured debt obligations. If such proceeds were not sufficient to repay the outstanding secured debt obligations, then its unsecured claims would rank equally with the unpaid portion of such secured creditors’ claims against the portfolio company’s remaining assets, if any.
The rights the Fund may have with respect to the collateral securing the debt investments it makes to its portfolio companies with senior debt outstanding may also be limited pursuant to the terms of one or more intercreditor agreements that the Fund enters into with the holders of senior debt. Under such an intercreditor agreement, at any time that obligations that have the benefit of the first priority liens are outstanding, any of the following actions that may be taken in respect of the collateral will be at the direction of the holders of the obligations secured by the first priority liens: the ability to cause the commencement of enforcement proceedings against the collateral; the ability to control the conduct of such proceedings; the approval of amendments to collateral documents; releases of liens on the collateral; and waivers of past defaults under collateral documents. The Fund may not have the ability to control or direct such actions, even if its rights are adversely affected.
Mezzanine Debt Securities Risk.
Mezzanine debt securities generally will be unrated or have ratings or implied or imputed ratings below investment grade. They will be obligations of corporations, partnerships or other entities that are generally unsecured, typically are subordinated to other obligations of the obligor and generally have greater credit and liquidity risk than is typically associated with investment grade corporate obligations. While mezzanine debt investments and other loans or unsecured investments can benefit from the same or similar covenants as those enjoyed by the indebtedness ranking more senior to such investments and can benefit from cross-default provisions and security over the issuer’s assets, some or all of such terms might not be part of particular investments (for example, such investments might not be protected by financial covenants or limitations upon incurrence of additional indebtedness by the issuer). Accordingly, the risks associated with mezzanine debt securities include a greater possibility that adverse changes in the financial condition of the obligor or in general economic conditions (including a sustained period of rising interest rates or an economic downturn) could adversely affect the obligor’s ability to pay principal and interest on its debt. Many obligors on mezzanine debt securities are highly leveraged, and specific developments affecting such obligors, including reduced cash flow from operations or the inability to refinance debt at maturity, can also adversely affect such obligors’ ability to meet debt service obligations. Mezzanine debt securities are often issued in connection with leveraged acquisitions or recapitalizations, in which the issuers incur a substantially higher amount of indebtedness than the level at which they had previously operated. Default rates for mezzanine debt securities have historically
been higher than has been the case for investment grade securities.
Equity Investments Risk.
The Fund may make select equity investments. In addition, when the Fund invests in senior secured loans, second lien and subordinated or mezzanine loans, the Fund may receive equity and equity-related interests such as warrants or options that may be converted into or exchanged for the issuer’s common stock or the cash value of the issuer’s common stock as additional consideration. In addition, the Fund may invest directly in the equity securities of portfolio companies. The Fund’s goal is ultimately to dispose of such equity interests and realize gains upon the Fund’s disposition of such interests. However, the equity interests the Fund receives may not appreciate in value and, in fact, may decline in value. Accordingly, the Fund may not be able to realize gains from its equity interests, and any gains that the Fund does realize on the disposition of any equity interests may not be sufficient to offset any other losses it experiences. The Fund will generally have little, if any, control over the timing of any gains the Fund may realize from its equity investments. The Fund may also be unable to realize any value if a portfolio company does not have a liquidity event, such as a sale of the business, recapitalization or public offering, which would allow the Fund to sell the underlying equity interests. The Fund may be unable to exercise any put rights the Fund acquires, which would grant the Fund the right to sell its equity securities back to the portfolio company, for the consideration provided in its investment documents if the issuer is in financial distress.
Structured Products Risk.
The Fund may invest its assets in structured products, including the rated debt tranches of floating rate mortgage-backed securities and credit linked notes. Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk.
The Fund may have the right to receive payments only from the structured product, and generally will not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining short-term financing, which may adversely affect the value of the structured products owned by the Fund.
Investments in structured notes involve risks, including credit risk and market risk. Where the Fund’s investments in structured notes will be based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero, and any further changes in the reference instrument may then reduce the principal amount payable on maturity. Structured notes may be less liquid than other types of securities and more volatile than the reference instrument or security underlying the note.
Covenant-Lite Loans Risk
. Although the Fund generally expects the transaction documentation of some portion of the Fund’s investments to include covenants and other structural protections, a portion of the Fund’s investments may be composed of so-called
“covenant-lite loans.” Generally, covenant-lite loans either do not have certain maintenance covenants that would require the issuer to maintain debt service or other financial ratios or do not contain common restrictions on the ability of the issuer to change significantly its operations or to enter into other significant transactions that could affect its ability to repay such loans. Ownership of covenant-lite loans may expose the Fund to different risks, including with respect to liquidity, price volatility and ability to restructure loans, than is the case with loans that have financial maintenance covenants. As a result, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the issuer’s ability to comply with its obligations
under the loan.
ETFs Risk
. The Fund, subject to its investment strategies and policies, may purchase shares of ETFs. ETFs are investment companies whose shares are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. Tracking error, the divergence of an ETF’s performance from that of its underlying index, may arise due to imperfect correlation between the ETF’s portfolio securities and those in its index, rounding of prices, timing of cash flows, the ETF’s size, changes to the index and regulatory requirements. The Fund can purchase shares of an ETF to gain exposure to a portion of the U.S. or foreign market while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying securities or commodities they are designed to track, although a lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities or commodities. ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly. See also “
Investment in Other Investment Companies Risk
” below.
BDCs Risk.
 The Fund may invest in BDCs. A BDC is a type of
closed-end
investment company regulated under the Investment Company Act. BDCs typically invest in and lend to small and medium-sized
private and certain public companies that may not have access to public equity or debt markets for capital raising. BDCs invest in such diverse industries as healthcare, chemical and manufacturing, technology and service companies. At least 70% of a BDC’s investments must be made in private and certain public U.S. businesses, and BDCs are required to make available significant managerial assistance to their portfolio companies. Unlike corporations, BDCs are not taxed on income at the corporate level, provided the income is distributed to their shareholders and that the BDC complies with the applicable requirements of Subchapter M of Subtitle A, Chapter 1 of the Code.
Investments in BDCs may be subject to a high degree of risk. BDCs typically invest in small and medium-sized
private and certain public companies that may not have access to public equity or debt markets for capital raising. As a result, a BDC’s portfolio typically will include a substantial amount of securities purchased in private placements, and its portfolio may carry risks similar to those of a private equity or venture capital fund. Securities that are not publicly registered may be difficult to value and may be difficult to sell at a price representative of their intrinsic value. Small and medium-sized
companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on the value of their stock than is the case with a larger company. To the extent a BDC focuses its investments in a specific sector, the BDC will be susceptible to adverse conditions and economic or regulatory occurrences affecting the specific sector or industry group, which tends to increase volatility and result in higher risk. Investments in BDCs are subject to various risks, including management’s ability to meet the BDC’s investment objective and to manage the BDC’s portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors’ perceptions regarding a BDC or its underlying investments change. Publicly traded BDCs may trade at a discount to their NAV because they invest in unlisted securities and have a limited access to capital markets.
Certain BDCs may use leverage in their portfolios through borrowings or the issuance of preferred stock. While leverage may increase the yield and total return of a BDC, it also subjects the BDC to increased risks, including magnification of any investment losses and increased volatility. In addition, a BDC’s income may fall if the interest rate on any borrowings of the BDC rises.
Investment in Other Investment Companies Risk
. As with other investments, investments in other investment companies, including ETFs, are subject to market and manager risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds that invest in U.S. Government securities seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a stable NAV money market mutual fund. Moreover, prime money market mutual funds are required to use floating NAVs that do not preserve the value of the Fund’s investment at $1.00 per share. Investments in REITs or securities with similar characteristics that pool investors’ capital to purchase or finance real estate investments also involve certain unique risks, including concentration risk (by geography or property type) and interest rate risk (i.e., in a rising interest rate environment, the stock prices of real
estate-related investments may decline and the borrowing costs of these companies may increase).
Fixed-Income Securities Risk
. Fixed-income securities in which the Fund may invest are generally subject to the following risks:
Issuer and Spread Risk.
The value of fixed-income securities may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage, reduced demand for the issuer’s goods and services, historical and prospective earnings of the issuer and the value of the assets of the issuer. In addition, wider credit spreads and decreasing market values typically represent a deterioration of a debt security’s credit soundness and a perceived greater likelihood of risk or default by the issuer.
Credit Risk.
Credit risk is the risk that an underlying issuer or borrower will be unable to make principal and interest payments on its outstanding debt or other payment obligations when due or otherwise defaults on its obligations to the Fund and/or that the guarantors or other sources of credit support for such persons do not satisfy their obligations. The Fund’s return to shareholders would be adversely impacted if an underlying issuer of debt investments or other instruments or a borrower under a loan in which the Fund invests were to become unable to make such payments when due.
Although the Fund may make investments that the Adviser or a
Sub-Adviser
believes are secured by specific collateral the value of which may initially exceed the principal amount of such investments or the Fund’s fair value of such investments, there can be no assurance that the liquidation of any such collateral would satisfy the borrower’s obligation in the event of non-payment
of scheduled interest or principal payments with respect to such investment, or that such collateral could be readily liquidated. In addition, in the event of bankruptcy of a borrower, shareholders could experience delays or limitations with respect to its ability to enforce rights against and realize the benefits of the collateral securing an investment. Under certain circumstances, collateral securing an investment may be released without the consent of the Adviser, a
Sub-Adviser
and/or the shareholder or the shareholder’s expected rights to such collateral could, under certain circumstances, be voided or disregarded. The Fund’s investments in secured debt may be unperfected for a variety of reasons, including the failure to make required filings by lenders and, as a result, the shareholder may not have priority over other creditors as anticipated. The Fund may also invest in leveraged loans, high yield securities, marketable and non-marketable
common and preferred equity securities and other unsecured investments, each of which involves a higher degree of risk than senior secured loans. Furthermore, the Fund’s right to payment and its security interest, if any, may be subordinated to the payment rights and security interests of a senior lender, to the extent applicable. Certain of these investments may have an interest-only payment schedule, with the principal amount remaining outstanding and at risk until the maturity of the investment. In addition, certain instruments may provide for payments-in-kind,
which have a similar effect of deferring current cash payments. In such cases, a portfolio company’s ability to repay the principal of an investment may depend on a liquidity event or the long-term success of the company, the likelihood of which is uncertain.
With respect to the Fund’s investments in any number of credit products, if the borrower or issuer breaches any of the covenants or restrictions under the credit agreement or indenture that governs loans or securities of such issuer or borrower, it could result in a default under the applicable indebtedness as well as the indebtedness held by the Fund. Such default may allow the creditors to accelerate the related debt and may result in the acceleration of any other debt to which a cross-acceleration or cross-default provision applies. This could result in an impairment or loss of the Fund’s investment or result in a pre-payment
(in whole or in part) of the Fund’s investment.
Similarly, while the Adviser and the
Sub-Advisers
will generally target investing the Fund’s assets in companies it believes are of high quality, these companies could still present a high degree of business and credit risk. Portfolio companies in which the Fund invests could deteriorate as a result of, among other factors, an adverse development in their business, a change in the competitive environment or economic and financial market downturns and dislocations. As a result, companies that the Adviser or a
Sub-Adviser
expected to be stable or improve may operate, or expect to operate, at a loss or have significant variations in operating results, may require substantial additional capital to support their operations or maintain their competitive position, or may otherwise have a weak financial condition or be experiencing financial distress.
Call Risk.
There is a risk that issuers may exercise a right to redeem a fixed income security earlier than expected (a “call”). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.
Prepayment Risk
. The Fund is subject to the risk that the investments it makes may be repaid prior to maturity. When this occurs, the Fund will generally reinvest these proceeds in temporary investments, pending their future investment in new portfolio companies. These temporary investments will typically have substantially lower yields than the debt being prepaid and the Fund could experience significant delays in reinvesting these amounts. Any future investment in a new portfolio company may also be at lower yields than the debt that was repaid. As a result, the Fund’s results of operations could be materially adversely affected if one or more of the issuers elect to prepay amounts owed to the Fund. Additionally, prepayments, net of prepayment fees, could negatively impact the Fund’s return on equity.
Reinvestment Risk.
Reinvestment risk is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Duration and Maturity Risk.
The Fund has no set policy regarding the duration or maturity of the fixed-income securities it may hold. In general, the longer the duration of any fixed-income securities in the Fund’s portfolio, the more exposure the Fund will have to the interest rate risks described above. The Adviser and the
Sub-Advisers
may seek to adjust the portfolio’s duration or maturity based on its assessment of current and projected market conditions and any other factors that the Adviser and the
Sub-Advisers
deems relevant. There can be no assurance that the Adviser’s and
Sub-Advisers’
assessment of current and projected market conditions will be correct or that any strategy to adjust the portfolio’s duration or maturity will be successful at any given time.
Below Investment Grade Risk
. The Fund may invest in securities that are rated below investment grade by rating agencies or that would be rated below investment grade (rated Ba/BB or below, or judged to be of comparable quality by the Adviser or a
Sub-Adviser)
if they were rated. Below investment grade securities, which are often referred to as “high yield” or “junk,” have predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. Lower grade securities, though often high yielding, are characterized by high risk. They may be subject to certain risks with respect to the issuing entity and to greater
market fluctuations than certain lower yielding, higher rated securities. They may also be difficult to value and illiquid. The major risks of below investment grade securities include: (i) below investment grade securities may be issued by less creditworthy issuers. Issuers of below investment grade securities may have a larger amount of outstanding debt relative to their assets than issuers of investment grade securities. These issuers are more vulnerable to financial setbacks and recession than more creditworthy issuers, which may impair their ability to make interest and principal payments. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of holders of below investment grade securities, leaving few or no assets available to repay holders of below investment grade securities; (ii) prices of below investment grade securities are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of below investment grade securities than on other higher-rated fixed-income securities. It is likely that an economic recession could severely disrupt the market for such securities and may have an adverse impact on the value of such securities; (iii) issuers of below investment grade securities may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing; (iv) below investment grade securities frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If the issuer redeems below investment grade securities, the Fund may have to invest the proceeds in securities with lower yields and may lose income; (v) below investment grade securities may be less liquid than higher-rated fixed-income securities, even under normal economic conditions. There are fewer dealers in the below investment grade securities market, and there may be significant differences in the prices quoted by the dealers. Judgment may play a greater role in valuing these securities and the Fund may be unable to sell these securities at an advantageous time or price; (vi) the Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.
The prices of fixed-income securities generally are inversely related to interest rate changes; however, below investment grade securities historically have been somewhat less sensitive to interest rate changes than higher quality securities of comparable maturity because credit quality is also a significant factor in the valuation of lower grade securities. On the other hand, an increased rate environment results in increased borrowing costs generally, which may impair the credit quality of low-grade
issuers and thus have a more significant effect on the value of some lower grade securities. In addition, a low rate environment may result in traditional investment grade oriented investors being forced to accept more risk in order to maintain income. In a rising rate environment, buyers of lower grade securities may exit the market and reduce demand for lower grade securities, potentially resulting in greater price volatility.
The ratings of Moody’s, S&P, Fitch and other rating agencies represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. Although these ratings may be an initial criterion for selection of portfolio investments, the Adviser or a
Sub-Adviser
also will independently evaluate these securities and the ability of the issuers of such securities to pay interest and principal. To the extent that the Fund invests in lower grade securities that have not been rated by a rating agency, the Fund’s ability to achieve its investment objective will be more dependent on the Adviser’s and/or a
Sub-Adviser’s
credit analysis than would be the case when the Fund invests in rated securities.
For securities rated in the lower rating categories (rated as low as D, or unrated but judged to be of comparable quality by the Adviser and the
Sub-Advisers),
the risks associated with below investment grade instruments are more pronounced. The credit rating of a high-yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.
High Yield Debt Risk
. The Fund may invest in debt securities that may be classified as “higher-yielding” (and, therefore, higher-risk) debt securities. In most cases, such debt will be rated below “investment grade” or will be unrated and will face both ongoing uncertainties and exposure to adverse business, financial or economic conditions and the issuer’s failure to make timely interest and principal payments. The market for high yield securities has experienced periods of volatility and reduced liquidity. Securities in the lower rated categories and comparable non-rated
securities are subject to greater risk of loss of principal and interest than higher rated and comparable non-rated
securities and are generally considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. They are also generally considered to be subject to greater risk than securities with higher ratings or comparable non-rated
securities in the case of deterioration of general economic conditions. High yield securities may or may not be subordinated to certain other outstanding securities and obligations of the issuer, which may be secured by all or substantially all of the issuer’s assets. High yield securities may also not be protected by financial covenants or limitations on additional indebtedness. The market values of certain of these debt securities may reflect individual corporate developments. General economic recession or a major decline in the demand for products and/or services in the industry in which the issuer operates would likely have a material adverse impact on the value of such securities or could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default of such securities. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease
the value and liquidity of these high yield debt securities.
Syndicated Loans Risk
.
The Fund may invest in senior secured loans that include syndicated loans where we do not act as lead arranger, joint lead arranger or co-manager.
In addition, the broadly syndicated loans in which we will invest may not be protected by financial covenants or limitations upon additional indebtedness, may have limited liquidity and may not be rated by a credit rating agency. Under the documentation for such loans, a financial institution or other entity typically is designated as the administrative agent and/or collateral agent. This agent is granted a lien on any collateral on behalf of the other lenders and distributes payments on the indebtedness as they are received. The agent is the party responsible for administering and enforcing the loan and generally may take actions only in accordance with the instructions of a majority or two-thirds
in commitments and/or principal amount of the associated indebtedness. Accordingly, we may be precluded from directing such actions unless we or our
Sub-Advisers
are the designated administrative agent or collateral agent or we act together with other holders of the indebtedness. If we are unable to direct such actions, we cannot assure you that the actions taken will be in our best interests.
There is a risk that a loan agent may become bankrupt or insolvent. Such an event would delay, and possibly impair, any enforcement actions undertaken by holders of the associated indebtedness, including attempts to realize upon the collateral securing the associated indebtedness and/or direct the agent to take actions against the related obligor or the collateral securing the associated indebtedness and actions to realize on proceeds of payments made by obligors that are in the possession or control of any other financial institution. In addition, we may be unable to remove the agent in circumstances in which removal would be in our best interests. Moreover, agented loans typically allow for the agent to resign with certain advance notice.
Corporate Bonds Risk
. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates. The market value of intermediate and longer term corporate bonds is generally more sensitive to changes in interest rates than is the market value of shorter term corporate bonds. The market value of a corporate bond also may be affected by factors directly related to the issuer, such as investors’ perceptions of the creditworthiness of the issuer, the issuer’s financial performance, perceptions of the issuer in the market place, performance of management of the issuer, the issuer’s capital structure and use of financial leverage and demand for the issuer’s goods and services. There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Corporate bonds of below investment grade quality are often high risk and have speculative characteristics and may be particularly susceptible to adverse issuer-specific developments.
Sovereign Government and Supranational Debt
.
The Fund may invest in all types of fixed income securities of governmental issuers in all countries, including emerging markets countries. These sovereign fixed income securities may include: fixed income securities issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in foreign countries; fixed income securities issued by government owned, controlled or sponsored entities located in foreign countries; interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers; Brady Bonds, which are debt securities issued under the framework of the Brady Plan as a means for debtor nations to restructure their outstanding external indebtedness; participations in loans between emerging market governments and financial institutions; or fixed income securities issued by supranational entities such as the International Bank for Reconstruction and Development or the European Economic Community. A supranational entity is a bank, commission or company established or financially supported by the national governments of one or more countries to promote reconstruction or development. Sovereign government and supranational debt involve all the risks described herein regarding foreign and emerging markets investments as well as the risk of debt moratorium
, repudiation or renegotiation and the Fund may be unable to enforce its rights against the issuers
.
CDO Risk
. The Fund may invest in CDOs, which are securities backed by, or represent interests in, an underlying pool of assets. CDOs are typically issued in multiple “tranches,” each of which represents a portion of the full economic interest in the underlying assets, and each of which is issued at a specific fixed or floating interest rate. Principal payments received on the underlying pool of assets are often applied to each tranche in the order of its stated maturity, so that none of the principal payments received in a given period will be distributed to a particular tranche of the CDO until all other, more senior tranches are paid in full for that period. While all CDOs are subject to the risks that affect debt obligations generally, the relative riskiness of the Fund’s investment in a CDO will depend largely on the type of collateral in the underlying pool of assets and the tranche of the CDO in which the Fund invests. If, for example, the Fund is invested in a more junior tranche of a CDO, there is a greater risk that distributions from the underlying pool of assets will be insufficient to pay the Fund after all more senior tranches have been paid. Similarly, a CDO backed by less creditworthy assets, such as a collateralized mortgage obligations (“
CMO
”) or a REMIC backed primarily by subprime mortgages, a CLO backed primarily by below investment grade loans, or a CBO backed primarily by below investment grade bonds, will generally present greater risks for the Fund, because the underlying assets are more likely to default or be downgraded, and the CDO securities themselves are more likely to be harder to value and less liquid. Additionally, with all CDOs, there is a risk that the manager of the special purpose entity that holds the underlying assets may fail in its management responsibilities, which may in turn delay or disrupt the payment of distributions to the Fund.
Mortgage-Backed Securities
. The Fund may invest in mortgage-backed securities (“
MBS
”) and other mortgage-related instruments. Mortgage-related securities include mortgage pass-through securities, CMO, commercial MBS, mortgage dollar rolls, CMO residuals, and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related instruments may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on the mortgages underlying or associated with mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as the value of other fixed-income securities. This risk will be greater for long-term securities than for short-term securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security and may shorten or extend the effective date of maturity of the security beyond that anticipated at the time of purchase. In addition, a rapid rate of principal prepayments may have an adverse effect on the Fund’s investments to the extent it invests in IO securities. If the assets underlying the IO securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investments in these securities. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. In addition, the value of securities or other instruments may be adversely affected by a negative trend in the market’s perception of the creditworthiness of the issuers or counterparties which could adversely affect the value of an investment in the Fund. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.
CMBS
. Mortgage loans on commercial properties often are structured so that a substantial portion of the loan principal is not amortized over the loan term but is payable at maturity and repayment of the loan principal thus often depends upon the future availability of real estate financing from the existing or an alternative lender and/or upon the current value and salability of the real estate. Therefore, the unavailability of real estate financing may lead to default.
Most commercial mortgage loans underlying MBS are effectively nonrecourse obligations of the borrower, meaning that there is no recourse against the borrower’s assets other than the collateral. If borrowers are not able or willing to refinance or dispose of encumbered property to pay the principal and interest owed on such mortgage loans, payments on the subordinated classes of the related MBS are likely to be adversely affected. The ultimate extent of the loss, if any, to the subordinated classes of MBS may only be determined after a negotiated discounted settlement, restructuring or sale of the mortgage note, or the foreclosure (or deed in lieu of foreclosure) of the mortgage encumbering the property and subsequent liquidation of the property. Foreclosure can be costly and delayed by litigation and/or bankruptcy. Factors such as the property’s location, the legal status of title to the property, its physical condition and financial performance, environmental risks, and governmental disclosure requirements with respect to the condition of the property may make a third party unwilling to purchase the property at a foreclosure sale or to pay a price sufficient to satisfy the obligations with respect to the related MBS. Revenues from the assets underlying such MBS may be retained by the borrower and the return on investment may be used to make payments to others, maintain insurance coverage, pay taxes or pay maintenance costs. Such diverted revenue is generally not recoverable without a court appointed receiver to control collateral cash flow.
Asset-Backed Securities
. The Fund may invest in asset-backed securities. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The Fund may invest in asset-backed securities that may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest on underlying pools of assets or government securities, but not both. The value of these types of instruments may change more drastically than debt securities that pay both principal and interest during periods of changing interest rates. The Fund may obtain a below market yield or incur a loss on such instruments during periods of declining interest rates. In addition, principal only and interest only instruments are particularly subject to extension risk.
TBA Transactions Risk
. TBA investments include when-issued and delayed delivery securities and forward commitments. The Fund is permitted to purchase or sell securities on a when-issued or delayed-delivery basis. When-issued or delayed-delivery transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. The Fund may sell the securities before the settlement date if the Adviser deems it advisable. Distributions attributable to any gains realized on such a sale are taxable to shareholders. When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. The Fund is subject to this risk whether or not the Fund takes delivery of the securities on the settlement date for a transaction. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price. The Fund may also take a short position in a TBA investment when it owns or has the right to obtain, at no added cost, identical securities. If the Fund takes such a short position, it may reduce the risk of a loss if the price of the securities declines in the future, but will lose the opportunity to profit if the price rises. The Fund may purchase or sell undrawn or delayed draw loans.
Bank Loans Risk.
The market for bank loans may not be highly liquid and the Fund may have difficulty selling them. These investments are subject to both interest rate risk and credit risk, and the risk of non-payment
of scheduled interest or principal. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower
.
Non-U.S.
Instruments Risk.
The Fund may invest in
non-U.S.
instruments. Such investments involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient or liquid as financial markets in the United States, and therefore, the prices of
non-U.S.
instruments can be more volatile. Certain foreign countries may impose restrictions on the ability of issuers of
non-U.S.
instruments to make payments of principal and interest to investors located outside the country, whether from currency blockage or otherwise. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, including seizure or nationalization of foreign deposits, different legal systems and laws relating to creditors’ rights and the potential inability to enforce legal judgments, all of which could cause the Fund to lose money on its investments in
non-U.S.
instruments. Generally, there is less readily available and reliable information about
non-U.S.
issuers or borrowers due to less rigorous disclosure or accounting standards and regulatory practices. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, as many external debt obligations bear interest at rates which are adjusted based upon international interest rates. Because
non-U.S.
instruments may trade on days when Shares are not priced, the Fund’s NAV may change at times when Shares cannot be sold.
Joint Ventures Risk.
From time to time, the Fund may hold a portion of its investments through partnerships, joint ventures, securitization vehicles or other entities with third-party investors (collectively, “joint ventures”). Joint venture investments involve various risks, including risks similar to those associated with a direct investment in a portfolio company, the risk that the Fund will not be able to implement investment decisions or exit strategies because of limitations on the Fund’s control under applicable agreements with joint venture partners, the risk that a joint venture partner may become bankrupt or may at any time have economic or business interests or goals that are inconsistent with those of the Fund, the risk that a joint venture partner may be in a position to take action contrary to the Fund’s objectives, the risk of liability based upon the actions of a joint venture partner and the risk of disputes or litigation with such partner and the inability to enforce fully all rights (or the incurrence of additional risk in connection with enforcement of rights) one partner may have against the other, including in connection with foreclosure on partner loans, because of risks arising under state law. The Fund’s ability to influence the management in these cooperative efforts will depend upon the nature of the joint venture arrangement, and certain joint venture arrangements may pose risks of impasse if no single party controls the joint venture, including the risk that the Fund will not be able to implement investment decisions or exit strategies because of limitations on the Fund’s control under applicable agreements with joint venture partners. In addition, the Fund may, in certain cases, be liable for actions of the Fund’s joint venture partners. The joint ventures in which the Fund participates may sometimes be allocated investment opportunities that might have otherwise gone entirely to the Fund, which may reduce the Fund’s return on equity. Additionally, the Fund’s joint venture investments may be held on an unconsolidated basis and at times may be highly leveraged. Such leverage would not count toward the investment limits imposed on the Fund by the Investment Company Act. If an investment in an unconsolidated joint venture were to be consolidated for any reason, the leverage of such joint venture could impact the Fund’s ability to maintain the minimum coverage ratio of total assets to total borrowings and other senior securities required under the Investment Company Act, which have an effect on the Fund’s operations and investment activities. See “
Leverage Risk
.”
Investing Alongside Other Third Parties Risk.
The Fund may invest alongside third parties through joint ventures, partnerships or other entities in the future. Such investments may involve risks not present in investments where a third party is not involved, including the possibility that such third party may at any time have economic or business interests or goals which are inconsistent with the Fund’s, or may be in a position to take action contrary to the Fund’s investment objectives. In addition, the Fund may in certain circumstances be liable for actions of such third
party.
More specifically, joint ventures involve a third party that has approval rights over activity of the joint venture. The third party may take actions that are inconsistent with the Fund’s interests. For example, the third party may decline to approve an investment for the joint venture that the Fund otherwise wants the joint venture to make. A joint venture may also use investment leverage which magnifies the potential for gain or loss on amounts invested. Generally, the amount of borrowing by the joint venture is not included when calculating the Fund’s total borrowing and related leverage ratios and is not subject to asset coverage requirements imposed by the Investment Company Act. If the activities of the joint venture were required to be consolidated with the Fund’s activities because of a change in GAAP rules or SEC staff interpretations, it is likely that the Fund would have to reorganize any such joint venture.
CRS Transaction Risk
. The Fund intends to invest in CRS transactions, including SRTs. Each CRS transaction generally includes two or more tranches that pay different
premia subject investors to potential impairment of principal based on credit loss allocation and therefore generate different return profiles. Tranches with higher levels of subordination are typically allocated losses only when subordinated tranches have been fully written down. Tranches with lower levels of subordination, meanwhile, receive higher premia but bear losses prior to any allocations to senior tranches. The Fund expects to invest in subordinated tranches, including unrated tranches. Unrated tranches will typically be subordinate to all other tranches and, therefore, will be expected to absorb losses prior to any other tranches. CRS transactions are intended to provide the counterparty bank or financial services company with regulatory capital and/or help them reduce their risk-weighted assets. By acquiring CRS investments, the Fund is exposed to the default risks of assets held on the balance sheets of such banks or financial services companies.
Additionally, the Fund’s principal is typically held by a third-party bank thereby exposing the Fund to bankruptcy of the custodian. While the Adviser and
Sub-Adviser
pay close attention to counterparty credit risk and to the regulations governing “bail in” of corporate deposits, no assurance can be made that Fund principal is always bankruptcy remote.
While the Fund is denominated in USD, the Fund will typically buy assets denominated in most of the major currencies. As such, the Fund is exposed to the currency translation adjustment.
CRS transactions typically pay a floating reference rate plus a premium. As such, the Fund is exposed to the rate of interest paid linked to such rates. Reference rates may even turn negative, reducing the Fund’s income generation.
General Real Estate and Real Estate Finance Risks
. All real estate-related investments are subject to some degree of risk. The loans in which the Fund and/or the Subsidiaries intend to invest are secured by various types of properties (income-producing and otherwise), and there are certain risks that are generally applicable to loans secured by all of those property types. The repayment of a real estate loan is typically dependent upon the ability of the applicable property to produce cash flow if tenanted or will be dependent on prevailing real estate values in specific markets if expected to be sold vacant. The liquidation value of a cash-flowing property is determined, in substantial part, by the amount of the property’s cash flow (or its potential to generate cash flow). However, net operating income and cash flow can be volatile and may be insufficient to cover debt service on the loan at any given time.
With residential real estate, there is a risk of house price depreciation, which could affect the borrower’s ability to repay a loan.
The risks associated with real estate investment and real estate finance include, but are not limited to: (a) declines in the value of real estate, in re-letting
success, rental levels or occupancy/vacancy rates; (b) risks related to the financial stability of any tenants with respect to an investment; (c) risks related to general and local economic conditions; (d) dependency on management skills of the borrower or third-party property management firm; (e) risk depending on the timing of cash flows from the underlying mortgage properties; (f) possible lack of available mortgage funds to refinance the mortgage loans at maturity; (g) overbuilding; (h) increases in property taxes and operating expenses, including energy costs; (i) changes in zoning laws and other governmental rules, regulation and fiscal policies; compliance with existing legal and regulatory requirements, including environmental controls and regulations; (j) ability of a property owner to pay leasing commissions, provide adequate maintenance and insurance, pay tenant improvement costs and make other tenant concessions; (k) expenses incurred in the clean-up
of environmental problems; (l) costs and delays involved in enforcing rights of a property owner against tenants that default under the terms of leases or seek protection of bankruptcy laws; (m) casualty or condemnation losses, including where liability and casualty insurance does not provide full protection; (n) changes in interest rates and the availability of credit to refinance such loans at or prior to maturity; (o) risks related to disputes over the interpretation or enforceability of loan documents adding to costs and delays as well as claims by third parties (either public or private), including legal action arising out of investments, including for third party losses; (p) market liquidity risks, including refinancing risk at maturity, or legal or other restrictions on transfer; (q) risks and costs associated with workout negotiations with respect to non-performing
investments; (r) terrorist threats and attacks; (s) social unrest and civil disturbances; and (t) weather and other acts of God.
It is expected that the properties that are the subject of the investment loans will be located in the United States. Geographic concentration may exacerbate the risks described herein.
Property Risk.
Property is a specialist sector that may be less liquid and produce more volatile performance than an investment in other investment sectors. The value of capital and income will fluctuate as property values and rental income rise and fall, as well as the individual borrowers financial situation and ability to pay interest. The valuation of property is generally a matter of valuers’ opinion rather than fact. The amount raised when a property is sold may be less than the valuation.
The income from and value of properties may be adversely affected by a number of factors, including, but not limited to, national, regional and local economic and market conditions; perceptions by prospective purchasers of the safety, convenience, condition, services and attractiveness of the properties; the proximity and availability of competing alternatives to the properties; the willingness and ability of the owners of the properties to provide capable management and adequate maintenance; demographic factors; consumer confidence; unemployment rates; customer tastes and preferences; and retroactive changes to building or similar regulations.
Non-Performing
Loans and Foreclosures.
The Fund and/or the Subsidiaries may acquire interests in loans which thereafter may become nonperforming for a wide variety of reasons. Such non-performing
loans may require a substantial amount of workout negotiations and/or restructuring, which may entail, among other things, a substantial reduction in the interest rate and a substantial write-down of the principal of such loan. However, even if a restructuring were successfully accomplished, a risk exists that, upon maturity of such loan, replacement “takeout” financing will not be available, or a sale may not provide proceeds to cover the loan basis. Ownership of participation interests and syndication interests in loans raise many of the same risks as ownership of entire loans and also carry risks of illiquidity and lack of control. It is possible that the
Sub-Advisers
may find it necessary or desirable to foreclose or otherwise enforce security on collateral securing one or more loans acquired by the Fund and/or the Subsidiaries. The foreclosure/enforcement process will vary from jurisdiction to jurisdiction and can be lengthy and expensive. Borrowers often resist foreclosure/enforcement actions by asserting numerous claims, counterclaims and defenses against the holder of a loan, including lender liability claims and defenses, even when such assertions may have no basis in fact, in an effort to prolong the foreclosure action. During the foreclosure proceedings, a borrower may have the ability to file for bankruptcy or its equivalent, potentially staying the foreclosure action and further delaying the foreclosure process. Foreclosure litigation tends to create a negative public image of the collateral property and may result in disrupting ongoing leasing and management of the property.
Risks Associated with Interim Financing.
Generally, the investment loans are interim loans that at maturity will require refinancing as term loans or the sale of the related mortgaged properties. Certain of the mortgaged properties may be properties that have been recently acquired, developed and/or renovated or are currently undergoing or are expected in the future to undergo renovation. The Fund anticipates that net cash flow at such mortgaged properties will stabilize, permitting the necessary refinancing or sale upon the maturity of such investment
loans. There can be no assurance that any such stabilization will occur or will be sufficient to fund debt service and/or operating expenses if income from the related mortgaged properties does not meet projections.
Early Refinancing by Obligors
. The obligors of the investment loans may seek to refinance certain or all of their outstanding debt prior to maturity. The inability of obligors to refinance a material portion of the Fund’s and/or a Subsidiary’s portfolio on favorable terms, or at all, could have a material adverse effect on the NAV of the Shares.
Multifamily Properties
. Certain of the investment loans may be secured by mortgaged properties that are multifamily properties. A large number of factors may adversely affect the value and successful operation of a multifamily property, including: (a) the physical attributes of the apartment or student housing building (e.g., its age, appearance and construction quality); (b) the quality of property management; (c) the location of the property (e.g., a change in the neighborhood over time or increased crime in the neighborhood); (d) the ability of management to provide adequate security, maintenance and insurance; (e) the types of services the property provides; (f) the property’s reputation; (g) the level of mortgage interest rates (which may encourage tenants to purchase rather than rent housing); (h) the generally short terms of residential leases and the need for continued
re-letting;
(i) rent concessions and month-
to-month
leases, which may impact cash flow at the property; (j) in the case of student housing facilities, which may be more susceptible to damage or wear and tear than other types of multifamily housing, the reliance on the financial well-being of the college or university to which it relates, competition from on-campus
housing units, which may adversely affect occupancy, the physical layout of the housing, which may not be readily convertible to traditional multifamily use, and that student tenants have a higher turnover rate than other types of multifamily tenants, which in certain cases is compounded by the fact that student leases are available for periods of less than 12 months; (k) restrictions on the age of tenants who may reside at the property; (l) state and local regulations, including rent control and rent stabilization; (m) the presence of competing properties and residential developments in the local market; (n) the existence of corporate tenants renting large blocks of units at the property, which in the event such tenant vacates would leave the property with a significant percentage of unoccupied space, and in the event such tenant was renting at an above-market rent may make finding replacement tenants difficult; (o) the tenant mix, particularly if the tenants are predominantly students, personnel from or workers related to a military base or workers from a particular business or industry; (p) adverse local, regional or national economic conditions, which may limit the amount of rent that can be charged and may result in a reduction in timely rent payments or a reduction in occupancy; (q) state and local regulations; (r) government assistance/rent subsidy programs; and (s) national, state or local politics.
Short-Term Loans
. The Fund will invest in short-term loans secured by first lien mortgages on commercial real estate, which have a greater risk of loss than stabilized commercial mortgage loans. Short-term loans provide interim financing to borrowers seeking short-term capital for the acquisition or transition (for example, lease up and/or repositioning) of commercial real estate and generally have a maturity of three years or less. A borrower under a short-term loan has usually identified an asset that has been under-managed and/or is located in a recovering market. If the market in which the asset is located fails to recover according to the borrower’s projections, or if the borrower fails to improve the operating performance of the asset or the value of the asset, the borrower may not receive a sufficient return on the asset to satisfy the short term loan, and the Fund will bear the risk that it may not recover some or all of its investment. In addition, borrowers usually use the proceeds from the sale of the asset or of a conventional mortgage loan to repay a short-term loan. The Fund may therefore be dependent on a borrower’s ability to sell the improved asset or to obtain permanent financing to repay a transitional loan, which could depend on market conditions and other factors. In the event of any failure to repay under a transitional loan held, the Fund will bear the risk of loss of principal and non-payment
of interest and
fees to the extent of any deficiency between the value of the mortgage collateral and the principal amount and unpaid interest of the transitional loan.
The ability of the Fund to generate income through its loan investments is dependent upon payments being made by the borrower underlying such loan investments. If a borrower is unable to make its payments on a loan, the Fund may be greatly limited in its ability to recover any outstanding principal and interest under such loan.
Commercial Real Estate-Related Securities Risk
. The Fund will invest in commercial real estate-related debt, consisting of commercial mortgage loans. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties.
The following risks may affect real estate markets generally or specific assets and include, without limitation, general economic and social climate; regional and local real estate conditions; the supply of and demand for properties; the financial resources of tenants; competition for tenants from other available properties; the ability of the borrowers to manage the real properties; changes in building, environmental, zoning, tax or other applicable laws; changes in real property tax rates, changes in interest rates; negative developments in the economy that depress travel activity; uninsured casualties; condemnations; energy supply shortages; changes in the availability of debt financing and/or mortgage funds which may render the sale or refinancing of properties difficult or impracticable; increased mortgage defaults; acts of God; and other factors which are beyond the control of the Fund and the Adviser. Furthermore, changes in interest rates or the availability of debt may render the investment in real estate assets difficult or unattractive. The possibility of partial or total loss of capital will exist and investors should not subscribe unless they can readily bear the consequences of such loss. Many of these factors could cause fluctuations in occupancy rates, rent schedules or operating expenses, resulting in a negative effect on the value of real estate assets. Valuation of real estate assets may fluctuate. The capital value of the Fund’s investments may be significantly diminished in the event of a downward turn in real estate market prices.
Moreover, certain expenditures associated with real estate, such as taxes, debt service, maintenance costs and insurance, tend to increase over time and, in most cases, are not decreased by events adversely affecting rental revenues such as an unforeseen downturn in the real estate market, a lack of investor confidence in the market or a softening of demand. Thus, the cost of operating a property may exceed the rental income thereof. Insurance to cover losses and general liability in respect of properties may not be available or may be available only at prohibitive costs to cover losses from ongoing operations and other risks such as terrorism, earthquake, flood or environmental contamination. Even with comprehensive insurance to permit replacement in the event of total loss, certain types of losses are uninsurable or are not economically insurable, and the Fund will have no control over whether such insurance is maintained by the issuers in which it invests.
The Fund will invest in commercial real estate loans, mortgage loans, CMBS, and other similar types of investments. Certain factors may affect materially and adversely the market price and yield of such debt securities, including investor demand, changes in the financial condition of the borrower, government fiscal policy and domestic or worldwide economic conditions. Commercial real estate loans are secured by multifamily or commercial property and are subject to risks of delinquency and foreclosure. The ability of a borrower to repay a loan secured by an income-producing property typically is dependent primarily upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower. If the net operating income of the property is reduced, the borrower’s ability to repay the loan may be impaired. Net operating income of an income-producing property can be affected by, among other things: tenant mix, success of tenant businesses, property management decisions, property location and condition, competition from comparable types of properties, changes in laws that increase operating expenses or limit rents that may be charged, any need to address environmental contamination at the property, the occurrence of any uninsured casualty at the property, changes in national, regional or local economic conditions and/or specific industry segments, declines in regional or local real estate values, declines in regional or local rental or occupancy rates, increases in interest rates, real estate tax rates and other operating expenses, and changes in governmental rules, regulations and fiscal policies, including environmental legislation, natural disasters, terrorism, social unrest and civil disturbances.
Commercial Lending is Dependent Upon Net
Operating
Income
.
Certain of the investment loans are secured by various income producing commercial properties. Commercial lending is generally thought to expose a lender to greater risk than residential one to four family lending because it typically involves larger mortgage loans to a single borrower or group of related borrowers.
The repayment of a commercial loan is typically dependent upon the ability of the related mortgaged property to produce cash flow through the collection of rents. Even the liquidation value of a commercial property is determined, in substantial part, by the capitalization of the property’s ability to produce cash flow. However, net operating income can be volatile and may be insufficient to cover debt service on the mortgage loan at any given time.
Renovation Risk
.
Many properties collateralizing the whole loans may require varying levels of renovation. In addition, certain investments are expected to be ground-up
commercial construction projects. Though the
Sub-Advisers
do not expect to invest the Fund’s and/or a Subsidiary’s assets in investment loans collateralizing ground-up
commercial construction projects until construction is nearing completion, in connection with such investments, a borrower may undertake improvements to properties owned by it (including renovation or development) in order to maximize or create income produced by a property or to create or maintain their market position and long-term value. As such, there is exposure to the price of goods/labor, unforeseen issues that may require additional capital, or general borrower inability to complete projects, that may affect the outcome of the loans. Renovation and development activities, particularly for ground-up
construction projects, involve the risk that construction may not be completed within budget, or on schedule, or at all because of cost overruns, work stoppages, shortages of building materials, the inability of contractors to perform their obligations under construction contracts, defects in plans and specifications, failure to acquire appropriate governmental approvals or permitting, changes to zoning laws or failure to have necessary zoning approvals or other factors. Any delay or stoppage in completing the development or renovation of a property may result in increased interest and construction costs and the potential loss of previously identified tenants and consequently could have an adverse effect on net rental income derived from such property and therefore an adverse effect on the borrower’s ability to meet their payment obligations under the relevant investment.

Other Investment Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Other Investment Risks
Derivatives Risk
. Among other things, Rule
18f-4
under the Investment Company Act, eliminates the asset segregation framework arising from prior SEC guidance for covering positions in derivatives and certain financial instruments. Rule
18f-4
also limits a fund’s derivatives exposure through a
value-at-risk
test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. Subject to certain conditions, limited derivatives users (as defined in Rule
18f-4),
such as the Fund, however, are not subject to the full requirements of Rule
18f-4.
Under Rule
18f-4,
a fund may enter into an unfunded commitment agreement that is not a derivatives transaction if the fund has, among other things, a reasonable belief, at the time it enters into such an agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as it becomes due. The Fund has adopted policies and procedures to comply with the requirements of the rule. Compliance with Rule
18f-4
may limit its ability to use derivatives and/or enter into certain other financial contracts. Such transactions may be subject to special and complex federal income tax provisions that may, among other things, make it more difficult for the Fund to comply with certain federal income tax requirements applicable to RICs if the tax characterization of the Fund’s investments is not clear or if the tax treatment of the income from such investments was successfully challenged by the IRS.
Hedging Risks.
The Fund may seek to hedge against interest rate and currency exchange rate fluctuations and credit risk by using financial instruments such as futures contracts, swaps, caps, floors or collars, currency forward contracts, currency futures contracts, currency swaps or options on currency or currency futures, swap contracts including credit default swaps index products, credit default swaps, total return swaps, interest rate swaps, and exchange-listed and OTC put and call options on securities and swap contracts, financial indices and futures contracts, subject to the requirements of the Investment Company Act. These financial instruments may be purchased on exchanges or may be individually negotiated and traded in over-the-counter
markets. Use of such financial instruments for hedging purposes may present significant risks, including the risk of loss of the amounts invested. Defaults by the other party to a hedging transaction can result in losses in the hedging transaction. Hedging activities also involve the risk of
an imperfect correlation between the hedging instrument and the asset being hedged, which could result in losses both on the hedging transaction and on the instrument being hedged. Use of hedging activities may not prevent significant losses and could increase the Fund’s losses. Further, hedging transactions may reduce cash available to pay distributions to the Fund’s shareholders. The Dodd-Frank Wall Street Reform and Consumer Protection Act could adversely impact an issuer’s ability to hedge risks associated with the Fund’s investments. Such transactions may be subject to special and complex federal income tax provisions that may, among other things, make it more difficult for the Fund to comply with certain federal income tax requirements applicable to RICs if the tax characterization of the Fund’s investments is not clear or if the tax treatment of the income from such investments was successfully challenged by the IRS.
Counterparty Risk
. The Fund is subject to credit risk with respect to the counterparties to any derivatives contracts (whether a clearing corporation in the case of exchange-traded instruments or the Fund’s hedge counterparty in the case of OTC instruments) purchased by the Fund. Counterparty risk is the risk that the other party in a derivative transaction will not fulfill its contractual obligation. Changes in the credit quality of the companies that serve as the Fund’s counterparties with respect to their derivative transactions will affect the value of those instruments. By entering into derivatives transactions, the Fund assumes the risks that these counterparties could experience financial or other hardships that could call into question their continued ability to perform their obligations. In the case of a default by the counterparty, the Fund could become subject to adverse market movements while replacement transactions are executed. The ability of the Fund to transact business with any one or number of counterparties, the possible lack of a meaningful and independent evaluation of such counterparties’ financial capabilities, and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund. Furthermore, concentration of derivatives in any particular counterparty would subject the Fund to an additional degree of risk with respect to defaults by such counterparty.
The Adviser and the
Sub-Advisers
evaluate and monitor the creditworthiness of counterparties in order to ensure that such counterparties can perform their obligations under the relevant agreements. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial or other difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a dissolution, assignment for the benefit of creditors, liquidation, winding-up,
bankruptcy or other analogous proceedings. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If the Fund is owed this fair market value upon the termination of the derivative contract and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty, and will not have any claim with respect to the underlying assets. The Fund may obtain only a limited recovery or may obtain no recovery at all in such circumstances. In addition, regulations that were adopted in 2019 require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that such counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings.
Certain categories of interest rate and credit default swaps are subject to mandatory clearing, and more categories may be subject to mandatory clearing in the future. The counterparty risk for cleared derivatives is generally lower than for uncleared OTC derivative transactions because generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that a clearing house, or its members
, will satisfy the clearing house’s obligations (including, but not limited to, financial obligations and legal obligations to segregate margins collected by the clearing house) to the Fund. Counterparty risk with respect to certain exchange-traded and over-the-counter
derivatives may be further
complicated
by recently enacted U.S. financial reform legislation. See “
Derivatives Risk.
”
Leverage Risk.
The Fund may borrow money in connection with its investment activities, to satisfy repurchase requests from shareholders and to otherwise provide the Fund with liquidity. Specifically, the Fund may borrow money through a credit facility or other arrangements to fund investments up to the limits prescribed by the Investment Company Act. The Fund may also borrow money to manage timing issues in connection with the acquisition of its investments (e.g., to provide the Fund with temporary liquidity to acquire investments in advance of the Fund’s receipt of proceeds from the realization of other investments or additional sales of Shares).
The use of leverage is speculative and involves certain risks. Although leverage will increase the Fund’s investment return if the Fund’s investment purchased with borrowed funds earns a greater return than the interest expense the Fund pays for the use of those funds, leverage magnifies the Fund’s exposure to declines in the value of one or more underlying reference assets or creates investment risk with respect to a larger pool of assets than the Fund would otherwise have and may be considered a speculative technique. The value of an investment in the Fund will be more volatile, and other risks tend to be compounded if and to the extent the Fund borrows or uses derivatives or other investments that have embedded leverage. The use of leverage will decrease the return on the Fund if the Fund fails to earn as much on its investment purchased with borrowed funds as it pays for the use of those funds. The use of leverage will in this way magnify the volatility of changes in the value of an investment in the Fund, especially in times of a “credit crunch” or during general market turmoil. The Fund may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, a lender to the Fund may terminate or refuse to renew any credit facility into which the Fund has entered. If the Fund is unable to access additional credit, it may be forced to sell investments at inopportune times, which may further depress the Fund’s returns.
The Investment Company Act requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the registered investment company incurs the indebtedness. This requirement means that the value of the investment company’s total indebtedness may not exceed one third of the value of its total assets (including such indebtedness). Furthermore, the Fund is not permitted to issue preferred shares unless immediately after such issuance the value of the Fund’s total assets (minus any liabilities not representing senior securities) is at least 200% of the aggregate amount of senior securities representing indebtedness plus the liquidation value of the outstanding preferred shares (i.e., the liquidation value plus the amount of senior securities representing indebtedness may not exceed 50% of the Fund’s total assets, after subtracting any liabilities not representing senior securities). The Investment Company Act also requires that dividends may not be declared if this asset coverage requirement is breached. The Fund’s borrowings will at all times be subject to the Investment Company Act’s asset coverage requirement.
Spread Widening Risks.
For reasons not necessarily attributable to any of the risks set forth herein (for example, supply/demand imbalances or other market forces), the prices of the debt instruments and other securities in which the Fund invests may decline substantially. In particular, purchasing debt instruments or other assets at what may appear to be “
undervalued
” or “discounted” levels is no guarantee that these assets will not be trading at even lower levels at a time of valuation or at the time of sale. It may not be possible to predict, or to hedge against, such “spread widening” risk. Additionally, the perceived discount in pricing from previous environments described herein may still not reflect the true value of the assets underlying debt instruments in which the Fund invests and therefore further deteriorations in value with respect thereto may occur following the Fund’s investment therein.
Undervalued Investments Risk.
The Fund’s investment strategy with respect to certain types of investments may be based, in part, upon the premise that certain investments (either held directly or indirectly) that are otherwise performing may from time to time be available for purchase by the Fund at “undervalued” or “discounted” prices. Purchasing interests at what may appear to be “undervalued” levels is no guarantee that these investments will generate attractive risk-adjusted returns to the Fund or will not be subject
to further reductions in value. No assurance can be given that investments can be acquired or realized at favorable prices or that the market for such interests will continue to improve since this depends, in part, upon events and factors outside the control of the Adviser and the
Sub-Advisers.
In addition, there can be no assurance that current market conditions may not deteriorate during the life of the Fund, which could have a materially adverse effect on the assets of the Fund. Actual or perceived trends in debt markets do not guarantee, predict or forecast future events, which may differ significantly from those implied by such trends.
Credit Facility Provisions Risk.
A credit facility may be backed by all or a portion of the Fund’s loans and securities on which the lenders will have a security interest. The Fund may pledge up to 100% of its assets and may grant a security interest in all of the Fund’s assets under the terms of any debt instrument the Fund enters into with lenders. The Fund expects that any security interests it grants will be set forth in a pledge and security agreement and evidenced by the filing of financing statements by the agent for the lenders. In addition, the Fund expects that the custodian for its securities serving as collateral for such loan would include in its electronic systems notices indicating the existence of such security interests and, following notice of occurrence of an event of default, if any, and during its continuance, will only accept transfer instructions with respect to any such securities from the lender or its designee. If the Fund were to default under the terms of any debt instrument, the agent for the applicable lenders would be able to assume control of the timing of disposition of any or all of the Fund’s assets securing such debt, which would have a material adverse effect on the Fund’s business, financial condition, results of operations and cash flows. In connection with one or more credit facilities entered into by the Fund, distributions to shareholders may be subordinated to payments required in connection with any indebtedness contemplated thereby.
In addition, any security interests and/or negative covenants required by a credit facility may limit the Fund’s ability to create liens on assets to secure additional debt and may make it difficult for the Fund to restructure or refinance indebtedness at or prior to maturity or obtain additional debt or equity financing. In addition, if the Fund’s borrowing base under a credit facility were to decrease, the Fund may be required to secure additional assets in an amount sufficient to cure any borrowing base deficiency. In the event that all of the Fund’s assets are secured at the time of such a borrowing base deficiency, the Fund could be required to repay advances under a credit facility or make deposits to a collection account, either of which could have a material adverse impact on its ability to fund future investments and to make distributions.
In addition, the Fund may be subject to limitations as to how borrowed funds may be used, which may include restrictions on geographic and industry concentrations, loan size, payment frequency and status, average life, collateral interests and investment ratings, as well as regulatory restrictions on leverage which may affect the amount of funding that may be obtained. There may also be certain requirements relating to portfolio performance, including required minimum portfolio yield and limitations on delinquencies and charge-offs, a violation of which could limit further advances and, in some cases, result in an event of default. An event of default under a credit facility could result in an accelerated maturity date for all amounts outstanding thereunder, which could have a material adverse effect on the Fund’s business and financial condition. This could reduce the Fund’s liquidity and cash flow and impair its ability to grow its business.
Interest Rate Risk.
The Fund is subject to financial market risks, including changes in interest rates. General interest rate fluctuations may have a substantial negative impact on the Fund’s ability to make investments, the value of its investments and its ability to realize gains from the disposition of investments and, accordingly, have a material adverse effect on the Fund’s investment objectives and its rate of return on invested capital. In addition, an increase in interest rates would make it more expensive to use debt for the Fund’s financing needs.
During periods of falling interest rates, payments on the floating rate debt instruments that the Fund may hold would generally decrease, resulting in less interest income to the Fund. In the event of a rising interest rate environment, payments under floating rate debt instruments generally would rise and there may be a significant number of issuers of such floating rate debt instruments that would be unable or unwilling to pay such increased interest costs and may otherwise be unable to repay their loans. Investments in floating rate debt instruments may also decline in value in response to rising interest rates if the interest rates of such investments do not rise as much, or as quickly, as market interest rates in general. Similarly, during periods of rising interest rates, fixed-rate debt instruments may decline in value because the fixed rates of interest paid thereunder may be below market interest rates.
Inflation Risk.
Globally, inflation and rapid fluctuations in inflation rates have in the past had negative effects on economies and financial markets, particularly in emerging economies, and may do so in the future. Wages and prices of inputs increase during periods of inflation, which can negatively impact returns on the Fund’s investments. In an attempt to stabilize inflation, governments may impose wage and price controls, or otherwise intervene in the economy. Governmental efforts to curb inflation often have negative effects on levels of economic activity.
Portfolio Company Debt Rankings Risk.
The portfolio companies in which the Fund invests may have, or may be permitted to incur, other debt that ranks equally with, or senior to, the debt in which the Fund invests. By their terms, such debt instruments may entitle the holders to receive payment of interest or principal on or before the dates on which the Fund is entitled to receive payments with respect to the debt instruments in which the Fund invests. Also, in the event of insolvency, liquidation, dissolution, reorganization or bankruptcy of a portfolio company, holders of debt instruments ranking senior to the Fund’s investment in that portfolio company would typically be entitled to receive payment in full before the Fund receives any proceeds. After repaying such senior creditors, such portfolio company may not have any remaining assets to use for repaying its obligation to the Fund. In the case of debt ranking equally with debt instruments in which the Fund invests, the Fund would have to share on an equal basis any distributions with other creditors holding such debt in the event of an insolvency, liquidation, dissolution, reorganization or bankruptcy of the relevant portfolio company.
No Control of Portfolio Companies Risk.
The Fund does not expect to control the portfolio companies in which it invests. The Fund does not expect to have board representation or board observation rights, and the Fund’s debt agreements with such portfolio companies may contain certain restrictive covenants. As a result, the Fund is subject to the risk that a portfolio company in which it invests may make business decisions with which the Fund disagrees and the management of such company, as representatives of the holders of the company’s common equity, may take risks or otherwise act in ways that do not serve the Fund’s interests as debt investors. Due to the lack of liquidity for the Fund’s investments in non-traded
companies, the Fund may not be able to dispose of its interests in portfolio companies as readily as the Fund would like or at an appropriate valuation. As a result, a portfolio company may make decisions that could decrease the value of the Fund’s portfolio holdings.
Covenant Breaches or Defaults Risk.
A portfolio company’s
failure to satisfy financial or operating covenants imposed by the Fund or other lenders or investors could lead to defaults and, potentially, termination of its loans and foreclosure on its secured assets, which could trigger cross-defaults under other agreements and jeopardize a portfolio company’s ability to meet its obligations under the debt or equity securities that the Fund holds. The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting portfolio company.
Highly Leveraged Portfolio Companies Risk.
Some of the portfolio companies in which the Fund invests may be highly leveraged, which may have adverse consequences to these companies and to the Fund as an investor. These companies may be subject to restrictive financial and operating covenants and the leverage may impair these companies’ ability to finance their future operations and capital needs. As a result, these companies’ flexibility to respond to changing business and economic conditions and to take advantage of business opportunities may be
limited. Further, a leveraged company’s income and net assets will tend to increase or decrease at a greater rate than if borrowed money were not used.
Concentrated Portfolio Companies in Certain Industries Risk.
The Fund’s
portfolio may be concentrated in a limited number of industries, provided that the Fund will not concentrate more than 25% of its total assets in issuers that are part of the same industry or group of industries. A downturn in any industry in which the Fund is invested could significantly impact the aggregate returns the Fund realizes.
If an industry in which the Fund has significant investments suffers from adverse business or economic conditions, as individual industries have historically experienced to varying degrees, a material portion of the Fund’s investment portfolio could be affected adversely, which, in turn, could adversely affect the Fund’s financial position and results of operations.
Zero Coupon, Original Issue Discount and
Payment-In-Kind
Instruments Risk.
To the extent that the Fund invests in OID or PIK instruments and the accretion of original issue discount or PIK interest income constitutes a portion of the Fund’s income, it will be exposed to risks associated with the requirement to include such non-cash
income in taxable and accounting income prior to receipt of cash, including the following: (i) the higher interest rates on PIK instruments reflect the payment deferral and increased credit risk associated with these instruments, and PIK instruments generally represent a significantly higher credit risk than coupon loans; (ii) original issue discount and PIK instruments may have unreliable valuations because the accruals require judgments about collectability of the deferred payments and the value of any associated collateral; (iii) an election to defer PIK interest payments by adding them to the principal on such instruments increases the Fund’s future investment income which increases the Fund’s net assets and, as such, increases the Adviser’s future base management fees; (iv) market prices of PIK instruments and other zero-coupon
instruments are affected to a greater extent by interest rate changes, and may be more volatile than instruments that pay interest periodically in cash. While PIK instruments are usually less volatile than zero-coupon
debt instruments, PIK instruments are generally more volatile than cash pay securities; (v) the deferral of PIK interest on an instrument increases the loan-to-value
ratio, which is a measure of the riskiness of a loan, with respect to such instrument; (vi) even if the conditions for income accrual under GAAP are satisfied, a borrower could still default when actual payment is due upon the maturity of such loan; (vii) for accounting purposes, cash distributions to investors representing original issue discount income do not come from paid-in
capital, although they may be paid from the offering proceeds. Thus, although a distribution of original issue discount income may come from the cash invested by investors, the Investment Company Act does not require that investors be given notice of this fact; (viii) the required recognition of original issue discount or PIK interest for U.S. federal income tax purposes may have a negative impact on liquidity, as it represents a non-cash
component of the Fund’s investment company taxable income that may require cash distributions to shareholders in order to qualify for and maintain the Fund’s tax treatment as a RIC; and (ix) original issue discount may create a risk of non-refundable
cash payments to the Adviser based on
non-cash
accruals that may never be realized.
Because investors in zero coupon or PIK bonds receive no cash prior to the maturity or cash payment date applicable thereto, an investment in such securities generally has a greater potential for complete loss of principal and/or return than an investment in debt securities that make periodic interest payments. Such investments are more vulnerable to the creditworthiness of the issuer and any other parties upon which performance relies.
Reverse Repurchase Agreements Risk.
The Fund may use reverse repurchase agreements, which involves many of the same risks involved in the Fund’s use of leverage, as the proceeds from reverse repurchase agreements generally will be invested in additional securities. Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement by the Fund to repurchase the securities at an agreed upon price, date and interest payment. There is a risk that the market value of the securities acquired in the reverse repurchase agreement may decline below the price of the securities that the Fund has sold but remains obligated to repurchase. In addition, there is a risk that the market value of the securities retained in lieu of sale by the Fund in connection with the reverse repurchase agreement may decline in price. If the buyer of securities under a reverse repurchase agreement were to file for bankruptcy or experiences insolvency, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, in entering into reverse repurchase agreements, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the underlying securities. In addition, due to the interest costs associated with reverse repurchase agreements transactions, the Fund’s NAV will decline, and, in some cases, the Fund may be worse off than if it had not used such instruments. If the Fund enters into reverse repurchase agreements and similar financing transactions in reliance on the exemption in Rule
18f-4(d),
the Fund may either (i) maintain asset coverage of at least 300% with respect to such transactions and any other borrowings in the aggregate, or (ii) treat such transactions as “derivatives transactions” and comply with Rule
18f-4
with
respect
to such transactions.
Failure to Maintain RIC Tax Treatment Risk.
To qualify for and maintain RIC tax treatment under Subchapter M of the Code, the Fund must, among other things, meet annual distribution, income source and quarterly asset diversification requirements. Each of the aforementioned ongoing requirements for the Fund’s qualification as a RIC requires that the Fund obtain information from or about the underlying investments in which it invests, and the Fund may have difficulty complying with these requirements. In particular, if the Fund has equity investments in underlying funds, portfolio companies or other vehicles that are treated as partnerships or other pass-through entities for tax purposes, it may not have control over, or receive accurate information about, the underlying income and assets of those portfolio companies or other vehicles that are taken into account in determining the Fund’s compliance with the income source and quarterly asset diversification requirements. If the Fund does not receive sufficient information from such investments, the Fund risks failing to satisfy the Subchapter M qualification tests and/or incurring an excise tax on undistributed income.
If, before the end of any quarter of its taxable year, the Fund believes it may fail the Diversification Tests (as defined below), the Fund may seek to take certain actions to avert such a failure. However, the action frequently taken by RICs to avert such a failure, the disposition of non-diversified
assets, may be difficult to pursue because of the limited liquidity of the Fund’s investments. While relevant tax provisions afford a RIC a
30-day
period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified
assets, the constraints on the Fund’s ability to effect a sale of an investment may limit the Fund’s use of this cure period. In certain cases, the Fund may be afforded a longer cure period under applicable savings provisions, but it may be subject to a penalty tax in connection with its use of those savings provisions.
If the Fund fails to satisfy the Diversification Tests or other RIC requirements, it may fail to qualify as a RIC under the Code, and if the Fund fails to qualify as a RIC, it would become subject to a corporate-level U.S. federal income tax (and any applicable U.S. state and local taxes), which could substantially reduce its net assets, the amount of income available for distribution and the amount of the Fund’s distributions, and distributions to the shareholders generally would be treated as corporate dividends. See “
Tax Matters – Taxation as a Regulated Investment Company.
”
In addition, the Fund is required each December to make certain “excise tax” calculations based on income and gain information that must be obtained from certain of its investments. If the Fund does not receive sufficient information from such investments, it risks failing to satisfy the Subchapter M qualification tests and/or incurring an excise tax on undistributed income (in addition to the corporate income tax). The Fund may, however, attempt to avoid such outcomes by paying a distribution that is or is considered to be in excess of its current and accumulated earnings and profits for the relevant period (i.e., a return of capital).
In order to comply with the RIC rules or for other reasons, the Fund may structure its investments in a way that could increase the taxes imposed thereon or in respect thereof. For example, the Fund may hold such investments through one or more U.S. or
non-U.S.
corporation(s) (or other entity treated as such for U.S. tax purposes), and the Fund would indirectly bear any U.S. or
non-U.S.
taxes imposed on such corporation(s). The Fund’s need to hold such investments through such U.S. or
non-U.S.
corporation(s) in order to satisfy the 90% Gross Income Test (as defined below) may jeopardize its ability to satisfy the Diversification Tests, which may make it difficult for the Fund to qualify as a RIC for U.S. federal income tax purposes. The Fund may also be unable to make investments that it would otherwise determine to make as a result of the desire to qualify for the RIC rules.
In addition, the Fund may directly or indirectly invest in certain investments located outside the United States. Such investments may be subject to withholding taxes and other taxes in such jurisdictions with respect to their investments. In general, a U.S. person will not be able to claim a foreign tax credit or deduction for foreign taxes paid by the Fund. Further, adverse United States tax consequences can be associated with certain foreign investments, including potential United States withholding taxes on foreign investment entities with respect to their United States investments and potential adverse tax consequences associated with investments in any foreign corporations that are characterized for U.S. federal income tax purposes as “controlled foreign corporations” or “passive foreign investment companies.”
The may retain some income and capital gains in the future, including for purposes of providing the Fund with additional liquidity, which amounts would be subject to the 4% U.S. federal excise tax to the extent they exceed the Excise Tax Distribution Requirements (as defined below), in addition to the corporate income tax. In that event, the Fund will be liable for the tax on the amount by which the Fund does not meet the foregoing distribution requirement. See “
Tax Matters – Taxation as a Regulated Investment Company
.”
Recognizing Income Before or Without Receiving Cash Risk.
For federal income tax purposes, the Fund may be required to recognize taxable income in circumstances in which the Fund does not receive a corresponding payment in cash. For example, if the Fund holds debt obligations that are treated under applicable tax rules as having original issue discount (such as zero-coupon
securities, debt instruments with PIK interest or, in certain cases, increasing interest rates or debt instruments that were issued with warrants), the Fund must include in income each year a portion of the original issue discount that accrues over the life of the obligation, regardless of whether cash representing such income is received by the Fund in the same taxable year. The Fund may also have to include in income other amounts that it has not yet received in cash, such as deferred loan origination fees that are paid after origination of the loan or are paid in non-cash
compensation such as warrants or stock or income from investments in portfolio companies or other vehicles that are treated as partnerships or other pass-through entities for tax purposes. The Fund anticipates that a portion of its income may constitute original issue discount or other income required to be included in taxable income prior to receipt of cash. Furthermore, the Fund intends to elect to amortize market discount and include such amounts in the Fund’s taxable income on a current basis, instead of upon disposition of the applicable debt obligation.
Because any original issue discount, market discount or other amounts accrued will be included in the Fund’s investment company taxable income for the year of the accrual, the Fund may be required to make a distribution to its shareholders in order to satisfy the annual distribution requirement, even though the Fund will not have received any corresponding cash amount. As a result, the Fund may have difficulty meeting the annual distribution requirement necessary to qualify for taxation as a RIC under Subchapter M of the Code. The Fund may have to sell some of its investments at times and/or at prices the Fund would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If the Fund is not able to obtain cash from other sources, the Fund may not qualify for or maintain RIC tax treatment and thus the Fund may become subject to corporate-level income tax.
Special Tax Issues
Risk
.
The Fund expects to invest in debt securities that are rated below investment grade by rating agencies or that would be rated below investment grade if they were rated. Investments in these types of instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout
context are taxable. These and other issues will be addressed by the Fund, to the extent necessary, to preserve its status as a RIC and to distribute sufficient income to not become subject to U.S. federal income tax.
Man’s Public Company Status Risk.
As a consequence of Man’s status as a public company, the Fund’s officers and trustees, and the employees of the Adviser may take into account certain considerations and other factors in connection with the management of the business and affairs
of the Fund and its affiliates that would not necessarily be taken into account if Man were not a public company.
Price Declines in the U.S. Corporate Debt Market Risk.
Conditions in the U.S. corporate debt market may deteriorate, which may cause pricing levels to similarly decline or be volatile. During the 2008-2009 financial crisis, many institutions were forced to raise cash by selling their interests in performing assets in order to satisfy margin requirements or the equivalent of margin requirements imposed by their lenders and/or, in the case of hedge funds and other investment vehicles, to satisfy widespread redemption requests. This resulted in a forced deleveraging cycle of price declines, compulsory sales, and further price declines, with falling underlying credit values, and other constraints resulting from the credit crisis generating further selling pressure. If similar events occurred in the corporate debt market, the Fund’s NAV could decline through an increase in unrealized depreciation and incurrence of realized losses in connection with the sale of the Fund’s investments, which could have a material adverse impact on the Fund’s business, financial condition and results of operations.
Force Majeure Risk.
The Fund may be affected by force majeure events (
e.g.
, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism, nationalization of industry and labor strikes). Force majeure events could adversely affect the ability of the Fund or a counterparty to perform its obligations. The liability and cost arising out of a failure to perform obligations as a result of a force majeure event could be considerable and could be borne by the Fund. Certain force majeure events, such as war or an outbreak of an infectious disease, could have a broader negative impact on the global or local economy, thereby affecting the Fund. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control, could result in a loss to the Fund if an investment is affected, and any compensation provided by the relevant government may not be adequate.
Cyber-Security Risk and Identity Theft Risk.
The Fund’s operations are highly dependent on the Adviser’s and/or the Fund’s service providers’ information systems and technology and the Fund relies heavily on the Adviser’s and/or the Fund’s service providers’ financial, accounting, treasury, communications and other data processing systems. These systems may fail to operate properly or become disabled as a result of tampering or a breach of its network security systems or otherwise. In addition, the systems face ongoing cybersecurity threats and attacks. Attacks on the systems could involve, and in some instances have in the past involved, attempts intended to obtain unauthorized access to its proprietary information, destroy data or disable, degrade or sabotage its systems, or divert or otherwise steal funds, including through the introduction of computer viruses, “phishing” attempts and other forms of social engineering. Cyberattacks and other security threats could originate from a wide variety of external sources, including cyber criminals, nation state hackers, hacktivists, ransomware and other outside parties. Cyberattacks and other security threats could also originate from the malicious or accidental acts of insiders, such as employees.
There has been an increase in the frequency and sophistication of the cyber and security threats faced, with attacks ranging from those common to businesses to those that are more advanced and persistent, which may target the Adviser, a
Sub-Adviser
or the Fund’s service providers because, as financial institutions, the Adviser, a
Sub-Adviser
or the Fund’s service providers hold a significant amount of confidential and sensitive information about investors, portfolio companies or obligors (as applicable) and potential investments. As a result, there is a heightened risk of a security breach or disruption with respect to this information. There can be no assurance that measures taken to ensure the integrity of the systems will provide protection, especially because cyberattack techniques used change frequently or are not recognized until successful. If systems are compromised, do not operate properly or are disabled, or it fails to provide the appropriate regulatory or other notifications in a timely manner, the Adviser, a
Sub-Adviser
or the Fund’s service providers could suffer financial loss, a disruption of its businesses, liability to their investment funds and fund investors, including the Fund and common shareholders, regulatory intervention or reputational damage. The costs related to cyber or other security threats or disruptions may not be fully insured or indemnified by other means.
In addition, the Fund could also suffer losses in connection with updates to, or the failure to timely update, information systems and technology. In addition, the Adviser has become increasingly reliant on third party service providers for certain aspects of its business, including for the administration of certain funds, as well as for certain information systems and technology, including cloud-based services. These third party service providers could also face ongoing cyber security threats and compromises of their systems and as a result, unauthorized individuals could gain, and in some past instances have gained, access to certain confidential data.
Cybersecurity has become a top priority for regulators around the world. The SEC recently adopted amendments to its rules that related to cybersecurity risk management, strategy and governance, and incident reporting for entities that are subject to reporting requirements under the Securities Exchange Act of 1934, as amended (the “
Exchange Act
”). Many jurisdictions have laws and regulations relating to data privacy, cybersecurity and protection of personal information, including, as examples, the General Data Protection Regulation in the EU and that went into effect in May 2018 and the California Consumer Privacy Act that went into effect on January 1, 2020 and was amended by the California Privacy Rights Act, which became effective on January 1, 2023. Virginia, Colorado, Utah and Connecticut recently enacted similar data privacy legislation that went into effect in 2023, and Connecticut, Indiana, Montana, Oregon, Tennessee, and Texas have enacted laws that will go into effect at varying times through 2026. Some jurisdictions have also enacted or proposed laws requiring companies to notify individuals and government agencies of data security breaches involving certain types of personal data.
Breaches in security, whether malicious in nature or through inadvertent transmittal or other loss of data, could potentially jeopardize the Fund, the Adviser, the
Sub-Adviser,
the Fund’s service providers, their employees’ or the Fund’s investors’ or counterparties’ confidential, proprietary and other information processed and stored in, and transmitted through, computer systems and networks, or otherwise cause interruptions or malfunctions in its, its employees’, the Fund’s investors’, the Fund’s counterparties’ or third parties’ business and operations, which could result in significant financial losses, increased costs, liability to the Fund’s investors and other counterparties, regulatory intervention and reputational damage. Furthermore, if the Adviser, a
Sub-Adviser
or the Fund’s service providers fail to comply with the relevant laws and regulations or fail to provide the appropriate regulatory or other notifications of breach in a timely manner, it could result in regulatory investigations and penalties, which could lead to negative publicity and reputational harm, and may cause the Fund’s investors and clients to lose confidence in the effectiveness of the Adviser’s or a
Sub-Adviser’s
security measures.
Obligors of the Fund also rely on data processing systems and the secure processing, storage and transmission of information, including payment and health information. A disruption or compromise of these systems could have a material adverse effect on the value of these businesses. The Fund may invest in strategic assets having a national or regional profile or in infrastructure, the nature of which could expose it to a greater risk of being subject to a terrorist attack or security breach than other assets or businesses. Such an event may have material adverse consequences on the Fund’s investment or assets of the same type or may require obligors of the Fund to increase preventative security measures or expand insurance coverage.
Finally, the Adviser’s, the
Sub-Advisers’,
the Fund’s service providers’ and the Fund’s technology, data and intellectual property and the technology, data and intellectual property of the portfolio companies or obligors (as applicable) are also subject to a heightened risk of theft or compromise to the extent the Adviser, a
Sub-Adviser
and the portfolio companies or obligors (as applicable) engage in operations outside the United States, in particular in those jurisdictions that do not have comparable levels of protection of proprietary information and assets such as intellectual property, trademarks, trade secrets, know-how
and customer information and records. In addition, the Adviser and the Fund and portfolio companies or obligors (as applicable) may be required to compromise protections or forego rights to technology, data and intellectual property in order to operate in or access markets in a foreign jurisdiction. Any such direct or indirect compromise of these assets could have a material adverse impact on the Adviser or a
Sub-Adviser
and the Fund and portfolio companies or obligors (as applicable).
Technological or Other Innovations and Industry Disruptions Risk.
Recent trends in the market generally, including technological developments in artificial intelligence, have disrupted the industry with technological or other innovations. In this period of rapid technological and commercial innovation, new businesses and approaches may be created that could affect the Fund and/or its portfolio companies or alter the market practices that help frame its strategy.
Any
of these new approaches could damage the Fund’s investments, significantly disrupt the market in which it operates and subject it to increased competition, which could materially and adversely affect its business, financial condition and results of investments. Moreover, given the pace of innovation in recent years, the impact on a particular investment may not have been foreseeable at the time the Fund made the investment. Furthermore, the Fund could base investment decisions on views about the direction or degree of innovation that prove inaccurate and lead to losses.
General Economic Conditions Risk
. The Fund and the portfolio companies in which it invests are susceptible to the effects of economic slowdowns or recessions. Financial markets have been affected at times by a number of global macroeconomic events, including the following: large sovereign debts and fiscal deficits of several countries in Europe and in emerging markets jurisdictions, levels of non-performing
loans on the balance sheets of European banks, the effect of the United Kingdom (the “
U.K.
”) leaving the EU, instability in the Chinese capital markets and the
COVID-19
pandemic. Although the broader outlook remains constructive, geopolitical instability continues to pose risk. In particular, the current U.S. political environment and the resulting uncertainties regarding actual and potential shifts in U.S. foreign investment, trade, taxation, economic, environmental and other policies, as well as the impact of geopolitical tension, such as a deterioration in the bilateral relationship between the U.S. and China or the current ongoing conflict between Russia and Ukraine and the conflict and escalating tensions in the Middle East, and the rapidly evolving measures in response, could lead to disruption, instability and volatility in the global markets. Certain of the portfolio companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government, foreign governments, or the United Nations or other international organizations. U.S. debt ceiling and budget deficit concerns have increased the possibility of additional credit-rating downgrades and economic slowdowns or a recession in the United States. A decreased U.S. government credit rating, any default by the U.S. government on its obligations, or any prolonged U.S. government shutdown, could create broader financial turmoil and uncertainty, which may weigh heavily on the Fund’s financial performance and the value of the Fund’s Shares. Unfavorable economic conditions would be expected to increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to the Fund. These events may limit the Fund’s investment originations, and limit its ability to grow and could have a material negative impact on the Fund’s operating results, financial condition, results of operations and cash flows and the fair values of the Fund’s debt and equity investments.
Any deterioration of general economic conditions may lead to significant declines in corporate earnings, corporate bond or loan performance, and the ability of corporate borrowers to service their debt, any of which could trigger a period of global economic slowdown, and have an adverse impact on the performance and financial results of the Fund, and the value and the liquidity of the Shares. A severe recession may further decrease the value of such collateral and result in losses of value in the Fund’s portfolio and a decrease in its revenues, net income, assets and net worth. Unfavorable economic conditions also could increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to the Fund on favorable terms or at all. These events could prevent the Fund from increasing investments and harm its operating results.
In addition, the failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which the Fund and/or its portfolio companies have a commercial relationship could adversely affect, among other things, the Fund and/or its portfolio companies’ ability to pursue key strategic initiatives, including by affecting the Fund or such portfolio company’s ability to access deposits or borrow from financial institutions on favorable terms. Additionally, if a portfolio company or its sponsor has a commercial relationship with a bank that has failed or is otherwise distressed, the portfolio company may experience issues receiving financial support from a sponsor to support its operations or consummate transactions, to the detriment of their business, financial condition and/or results of operations. In addition, such bank failure(s) could affect, in certain circumstances, the ability of unaffiliated co-lenders,
including syndicate banks or other fund vehicles, to undertake and/or execute co-investment
transactions with the Fund, which in turn may result in fewer co-investment
opportunities being made available to the Fund or impact its ability to provide additional follow-on
support to portfolio companies in which the Fund invests. The ability of the Fund, its subsidiaries and portfolio companies to spread banking relationships among multiple institutions may be limited by certain contractual arrangements, including liens placed on their respective assets as a result of a bank
agreeing to provide financing.
Market Disruption and Geopolitical Risk.
The Fund may be adversely affected by uncertainties such as terrorism, international political developments, and changes in government policies, taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and other developments in the laws and regulations of the countries in which it is invested. Likewise, natural and environmental disasters, epidemics or pandemics, and systemic market dislocations may be highly disruptive to economies and markets. Uncertainties and events around the world may (i) result in market volatility, (ii) have long-term effects on the U.S. and worldwide financial markets and (iii) cause further economic uncertainties in the United States and worldwide. The Fund cannot predict the effects of geopolitical events in the future on the U.S. economy and securities markets.
Changes in U.S. Trade Policy and Other Government Policies
. The U.S. government has recently indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto. For example, the U.S. government has imposed, and it is possible in the future will further increase, tariffs on certain foreign goods, including from China, such as steel and aluminum, and the Trump administration has imposed and indicated its intention to impose additional tariffs on imports of certain products into the United States, including from Canada and Mexico. Some foreign governments, including China, have instituted retaliatory tariffs on certain U.S. goods and have indicated a willingness to impose additional tariffs on U.S. products.
There is uncertainty as to the actions that will be taken under the Trump administration with respect to U.S. trade policy, including with China, and while the Fund intends to comply with applicable laws, rapid changes in laws and/or uncertain interpretation and implementation thereof, could affect their capacity to comply. New trade policy could also create a legal burden for and negatively impact the Fund and its investments, including by increasing costs and necessity to exit certain investments. Further governmental actions related to the imposition of tariffs or other trade barriers or changes to international trade agreements or policies could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies and adversely affect the revenues and profitability of companies whose businesses rely on the importing of goods into, and the exporting of goods out of, the United States.
The Trump administration has further signaled its intention to implement significant changes to the size of the federal government and to various other government policies. The potential downsizing of the federal government workforce and shutting down or defunding of certain government agencies (or offices thereof), including of federal agencies tasked with protecting investors, along with the changes in U.S. trade policy discussed above, could introduce market instability, reduce investor confidence, and weaken investor protection. For example, substantial reductions in government spending and personnel could negatively affect certain of the Fund’s portfolio companies that rely on or benefit from government subsidies or contracts, destabilize the U.S. government contracting market, impede portfolio companies’ ability to implement their business plans, and impede the Sponsor’s and the Partnership’s ability to achieve expected returns. Moreover, the Trump administration’s signaled changes to government policy with respect to tax, immigration, labor, infrastructure, energy, education, business regulations (including U.S. anti-corruption policies), international relations, and international economic development could create uncertainty and volatility for the Fund and its portfolio companies. In light of these developments, there can be no assurances that political and regulatory conditions will not worsen and/or adversely affect the Fund, its portfolio companies, or their respective financial performance.
Lack of Transparency in Certain Markets Risk.
Companies in certain markets are not generally subject to uniform accounting, auditing and financial reporting standards, practices and disclosure requirements comparable to those applicable to U.S. companies. In particular, the assets and profits appearing on the financial statements of a company in certain markets may not reflect its financial position or results of operations in the way they would have been reflected had such financial statements been prepared in accordance with U.S. GAAP. In addition, for a company that keeps accounting records in currency other than euros, inflation accounting rules in certain markets outside the U.S. require, for both tax and accounting purposes, that certain assets and liabilities be restated on the company’s balance sheet in order to express items in terms of a currency of constant purchasing power. As a result, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of real estate, companies and securities markets. Accordingly, the Fund’s ability to conduct due diligence in connection with an investment and to monitor the investment may be adversely affected by these factors. In addition, investing in certain
non-U.S.
markets poses risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various
non-U.S.
currencies in which the Fund’s
non-U.S.
investments may be denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) differences between the U.S. and
non-U.S.
securities markets, including potential price volatility in and relative illiquidity of some
non-U.S.
securities markets; (iii) potential price volatility in and relative illiquidity of some foreign securities markets; (iv) less government supervision and regulation; (v) governmental decisions to discontinue support of economic reform programs generally and impose centrally planned economies; (vi) less extensive regulation of the securities markets; (vii) certain economic, social and political risks, including potential exchange control regulations and restrictions on foreign investment and repatriation of capital, the risks of political, economic or social instability and the possibility of expropriation or confiscatory taxation; (viii) the possible imposition of foreign taxes on income and gains recognized with respect to securities; (ix) less developed corporate laws regarding fiduciary duties and the protection of investors; (x) longer settlement periods for securities transactions, (xi) less reliable judicial systems to enforce contracts and applicable law; (xii) differences in the legal and regulatory environment or enhanced legal and regulatory compliance; (xiii) political hostility to investments by foreign or private equity investors; and (xiv) less publicly available information.
In addition, issuers located in certain European jurisdictions may be involved in restructurings, bankruptcy proceedings and/or reorganizations that are not subject to laws and regulations that are similar to the U.S. Bankruptcy Code and the rights of creditors afforded in U.S. jurisdictions. To the extent such
non-U.S.
laws and regulations do not provide the client and/or the Adviser with equivalent rights and privileges necessary to promote and protect the Fund’s interest in any such proceeding, its investments may be adversely affected. While the Adviser and the
Sub-Advisers
intend, where deemed appropriate, to manage the Fund in a manner that will minimize exposure to the foregoing risks (although the Adviser and the
Sub-Advisers
do not in the ordinary course expect to hedge currency risks), there can be no assurance that adverse developments with respect to such risks will not adversely affect the assets of the Fund that are held in certain countries.
Changes in Laws or Regulations Risk.
The Fund, the portfolio companies in which the Fund invests, and other counterparties are subject to regulation at the local, state and federal level. New legislation may be enacted, or new interpretations, rulings or regulations could be adopted, including those governing the types of investments the Fund is permitted to make, any of which could harm the Fund and its shareholders, potentially with retroactive effect.
Additionally, any changes to or repeal of the laws and regulations governing the Fund’s operations relating to permitted investments may cause the Fund to alter its investment strategy to avail the Fund of new or different opportunities. Such changes could result in material differences to the Fund’s strategies and plans as set forth in this prospectus and may result in the Fund’s investment focus shifting from the areas of expertise of the Adviser and/or a
Sub-Adviser
to other types of investments in which the Adviser and/or a
Sub-Adviser
may have less
expertise or little or no experience. Thus, any such changes, if they occur, could have a material adverse effect on the
Fund’s
financial condition and results of operations and the value of a shareholder’s investment.
Financial Regulatory Changes in the U.S. Risk.
The financial services industry continues to be the subject of heightened regulatory scrutiny in the United States. There has been active debate over the appropriate extent of regulation and oversight of investment funds and their managers. The Fund may be adversely affected as a result of new or revised regulations imposed by the SEC or other U.S. governmental regulatory authorities or self-regulatory organizations that supervise the financial markets. The Fund also may be adversely affected by changes in the interpretation or enforcement of existing laws and regulations by these governmental authorities and self-regulatory organizations. Increased regulations generally increase the Fund’s costs, and the Fund could continue to experience higher costs if new laws require the Fund to spend more time or buy new technology to comply effectively.
Any changes in the regulatory framework applicable to the Fund’s business, including the changes described above, may impose additional compliance and other costs, increase regulatory investigations of the investment activities of the Fund, require the attention of the Fund’s senior management, affect the manner in which the Fund conducts its business and adversely affect the Fund’s investment returns. The full extent of the impact on the Fund of any new laws, regulations or initiatives that may be proposed is impossible to determine.
Regulatory Oversight Risk
. The Fund’s business and the businesses of the Adviser, the
Sub-Advisers,
the Distributor and their respective affiliates are subject to extensive regulation, including periodic examinations, inquiries and investigations, which may result in enforcement and other proceedings, by governmental agencies and self-regulatory organizations in the jurisdictions in which the Fund and they operate around the world, including the SEC and various other U.S. federal, state and local agencies. These authorities have regulatory powers dealing with many aspects of financial services, including the authority to grant, and in specific circumstances to cancel, permissions to carry on particular activities.
The Fund, the Adviser, the
Sub-Advisers,
the Distributor and their respective affiliates have received, and may in the future receive, requests for information, inquiries and informal or formal investigations or subpoenas from such regulators from time to time in connection with such inquiries and proceedings and otherwise in the ordinary course of business. These requests could relate to a broad range of matters, including specific practices of the Fund’s business, the Adviser, the
Sub-Advisers,
the Distributor, the Fund’s investments or other investments the Adviser or its affiliates make on behalf of their clients, potential conflicts of interest between the Fund and the Adviser, the
Sub-Advisers,
Distributor or their affiliates, or industry wide practices. Actions by and/or initiatives of the SEC and/or other regulators can have an adverse effect on the Fund’s financial results, including as a result of the imposition of a sanction, a limitation on Man’s or the Fund’s personnel’s activities, or changing the Fund’s historic practices. Any adverse publicity relating to an investigation, proceeding or imposition of these sanctions could harm the Fund’s or Man’s reputation and have an adverse effect on the Fund’s future fundraising or operations. The costs of responding to legal or regulatory information requests, any increased reporting, registration and compliance requirements will be borne by the Fund in the form of legal or other expenses, litigation, regulatory proceedings or penalties, may divert the attention of the Fund’s management, may cause negative publicity that adversely affects investor sentiment, and may place the Fund at a competitive disadvantage, including to the extent that the Fund, the Adviser, the
Sub-Advisers,
the Distributor or any of their respective affiliates are required to disclose sensitive business information or alter business practices.
In addition, if previously enacted laws are amended or if new legislative or regulatory reforms are adopted, this could have further impacts on the Fund’s industry. In addition, a future change in administration may lead to leadership changes at a number of U.S. federal regulatory agencies with oversight over the U.S. financial services industry. Such changes would pose uncertainty with respect to such agencies’ ongoing policy priorities and could lead to increased regulatory enforcement activity in the financial services industry. Any changes or reforms may impose additional costs on the Fund’s current or future investments, require the attention of senior management or result in other limitations on the Fund’s business or investments. The Fund is unable to predict at this time the likelihood or effect of any such changes or reforms.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	1345 Avenue of the Americas
Entity Address, Address Line Two	21st Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
Contact Personnel Name	Lisa Muñoz
Class A Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[2]
Management Fees [Percent]	1.56%	[3],[4]
Interest Expenses on Borrowings [Percent]	0.82%	[3],[5]
Distribution/Servicing Fees [Percent]	0.50%	[3],[6]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.05%	[3],[7]
Total Annual Expenses [Percent]	3.93%	[3]
Net Expense over Assets [Percent]	1.82%	[3],[8]
Expense Example, Year 01	$ 18
Expense Example, Years 1 to 3	100
Expense Example, Years 1 to 5	184
Expense Example, Years 1 to 10	$ 399
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class A Shares
Outstanding Security, Authorized [Shares] | shares
Outstanding Security, Held [Shares] | shares	0
Class A Shares [Member] | Reimbursements of Fees [Member]
Other Annual Expenses [Abstract]
Waivers and Reimbursements of Fees [Percent]	(0.55%)	[3],[8]
Class A Shares [Member] | Waivers of Fees [Member]
Other Annual Expenses [Abstract]
Waivers and Reimbursements of Fees [Percent]	(1.56%)	[3],[4]
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[2]
Management Fees [Percent]	1.56%	[3],[4]
Interest Expenses on Borrowings [Percent]	0.82%	[3],[5]
Distribution/Servicing Fees [Percent]	0.00%	[3],[6]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.05%	[3],[7]
Total Annual Expenses [Percent]	3.43%	[3]
Net Expense over Assets [Percent]	1.32%	[3],[8]
Expense Example, Year 01	$ 13
Expense Example, Years 1 to 3	86
Expense Example, Years 1 to 5	160
Expense Example, Years 1 to 10	$ 355
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class I Shares
Outstanding Security, Authorized [Shares] | shares
Outstanding Security, Held [Shares] | shares	10,000
Class I Shares [Member] | Reimbursements of Fees [Member]
Other Annual Expenses [Abstract]
Waivers and Reimbursements of Fees [Percent]	(0.55%)	[3],[8]
Class I Shares [Member] | Waivers of Fees [Member]
Other Annual Expenses [Abstract]
Waivers and Reimbursements of Fees [Percent]	(1.56%)	[3],[4]
Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Common Shares
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Preferred Shares
Security Voting Rights [Text Block]
Voting Rights
. The Investment Company Act requires that the
holders
of any Preferred Shares, voting separately as a single class, have the right to elect at least two Fund Trustees at all times. The remaining Fund Trustees will be elected by holders of Shares and Preferred Shares, voting together as a single class. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any Preferred Shares have the right to elect a majority of the Fund Trustees at any time two years’ dividends on any Preferred Shares are unpaid. The Investment Company Act also requires that, in addition to any approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class, would be required to (1) adopt any plan of reorganization that would adversely affect the Preferred Shares, and (2) take any action requiring a vote of security holders under Section 13(a) of the Investment Company Act, including, among other things, changes in the Fund’s sub-classification
as a
closed-end
investment company or changes in its fundamental investment restrictions. See “
Delaware Law and Certain Provisions in the Declaration of Trust
” As a result of these voting rights, the Fund’s ability to take any such actions may be impeded to the extent that there are any Preferred Shares outstanding. The Board presently intends that, except as otherwise indicated in this Prospectus and except as otherwise required by applicable law, holders of any Preferred Shares will have equal voting rights with holders of Shares (one vote per share, unless otherwise required by the Investment Company Act) and will vote together with holders of Shares as a single class.
The affirmative vote of the holders of a majority of any outstanding Preferred Shares, voting as a separate class, would be required to amend, alter or repeal any of the preferences, rights or powers of holders of Preferred Shares so as to affect materially and adversely such preferences, rights or powers, or to increase or decrease the authorized number of Preferred Shares. The class vote of holders of Preferred Shares described above would in each case be in addition to any other vote required to authorize the action in question.

Security Liquidation Rights [Text Block]
Liquidation Preference
. In the event of any voluntary or involuntary
liquidation
, dissolution or winding up of the Fund, the holders of Preferred Shares will be entitled to receive a preferential liquidating distribution, which would be expected to equal the original purchase price per preferred share plus accrued and unpaid dividends, whether or not declared, before any distribution of assets is made to holders of Shares. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of Preferred Shares would not be entitled to any further participation in any distribution of assets by the Fund.

[1]	No upfront sales load will be paid with respect to Class A Shares or Class I Shares, however, if an investor buys Class A Shares through certain financial intermediaries, they may directly charge the investor transaction or other fees, including upfront placement fees or brokerage commissions, in such amount as they may determine, provided that selling agents limit such charges to a 3.5% cap on NAV for Class A Shares. Selling agents will not charge such fees on Class I Shares. Please consult the applicable selling agent for additional information.
[2]	A 2% early repurchase fee payable to the Fund will be charged with respect to the repurchase of a shareholder’s Shares at any time prior to the day immediately preceding the one-year anniversary of a shareholder’s purchase of the Shares (on a “first in-first out” basis). The one-year holding period will be satisfied if at least one year has elapsed from (a) the issuance date of the applicable Shares to (b) the subscription date immediately following the Repurchase Pricing Date used in the repurchase of such Shares. The Early Repurchase Deduction may be waived in the case of repurchase requests arising from the death, divorce or qualified disability of the holder; in the event that a shareholder’s Shares are repurchased because the shareholder has failed to maintain the $500 minimum account balance; due to trade or operational error; and repurchases of Shares submitted by discretionary model portfolio management programs (and similar arrangements) as approved by the Fund. The Early Repurchase Deduction will be retained by the Fund for the benefit of remaining shareholders.
[3]	Actual net assets will depend on the number of Shares sold, realized gains/losses, unrealized appreciation/depreciation and share repurchase activity, if any. This table summarizes the expenses of the Fund and is designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund. For purposes of determining net assets in fee table calculations, derivatives are valued at market value.
[4]	Management Fees include the Investment Management Fee paid to the Adviser at an annual rate of 1.25% payable monthly in arrears, accrued daily based upon the average daily value of the Fund’s “Managed Assets”. “Managed Assets” means the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes). Because our Adviser’s fee is based on Managed Assets, our Adviser’s fee will be higher if the Fund utilizes leverage. The Investment Management Fee figure shown in the table above is computed as a percentage of the Fund’s net assets, which differs from the Fund’s Managed Assets, and accordingly the figure shown in the table above differs from the Fund’s Investment Management Fee rate. The Investment Management Fee paid to the Adviser will be paid out of the Fund’s assets. The Adviser has contractually agreed to reduce its Investment Management Fee to an annual rate of 0.00% until the first anniversary of the Fund’s commencement of operations (the “Investment Management Fee Waiver Agreement”). The Investment Management Fee Waier Agreement will have a term ending one year from the date the fund commences operations. The reduction of the Investment Management Fee under the Investment Management Fee Waiver Agreement is not subject to recoupment by the Adviser under the Expense Limitation and Reimbursement Agreement. Management Fees also include sub-advisory fees that are paid by the Adviser. The fees the Sub-Advisers charge the Fund are based on the Sub-Adviser’s sub-advisory agreement. The Sub-Advisers’ fees are paid by the Adviser out of the Investment Management Fee it receives from the Fund. The Investment Management Fee paid to the Adviser (a portion of which will be used by the Adviser to pay the sub-advisory fees to the Sub-Advisers) will be paid out of the Fund’s assets. Such management fees are paid before giving effect to any repurchase of Shares in the Fund effective as of that date and will decrease the net profits or increase the net losses of the Fund that are credited to its shareholders.
[5]	We may borrow funds to make investments, including before we have fully invested the proceeds of this continuous offering. To the extent that we determine it is appropriate to borrow funds to make investments, the costs associated with such borrowing will be indirectly borne by shareholders. The figure in the table assumes that we borrow for investment purposes an amount equal to 25% of our weighted average net assets, and that the average annual cost of borrowings, including the amortization of cost associated with obtaining borrowings and unused commitment fees, on the amount borrowed is 3.27%. Our ability to incur leverage depends, in large part, on the availability of financing in the market.
[6]	The Fund has adopted a distribution and service plan for Class A Shares (the “Distribution and Service Plan”). Accordingly, investors will pay a shareholder servicing and distribution fee for Class A Shares equal to 0.50% per annum of the average daily value of the Fund’s net assets for the Class A Shares, accrued daily and payable monthly. Payment of the shareholder servicing and/or distribution fee is governed by the Distribution and Service Plan for Class A Shares, which, pursuant to the conditions of the exemptive order issued by the SEC, was adopted by the Fund with respect to Class A Shares in compliance with Rule 12b-1 under the Investment Company Act. Class I Shares are not subject to any shareholder servicing or distribution fees. See “Plan of Distribution.”
[7]	“Other Expenses” (as defined below), represent estimated amounts for the current fiscal year. Other Expenses include accounting, legal and auditing fees, loan servicing fees, organization and offering expenses and fees payable to the Fund’s Trustees. The amount presented in the table estimates the amounts the Fund expects to pay during the initial 12-month period of the offering.
[8]	The Adviser has entered into the Expense Limitation and Reimbursement Agreement with the Fund, whereby the Adviser has agreed to waive the fees it would otherwise have been paid and/or to assume or reimburse expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding the Investment Management Fee, any taxes, fees and interest payments on borrowed funds, shareholder servicing and distribution fees, brokerage and distribution costs and expenses, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary or non-routine expenses, such as litigation expenses) do not exceed 0.50% of the average daily net assets of Class A Shares and Class I Shares (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver is made, the Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the Expense Limit in place at the time of the Waiver and the current Expense Limit. The Expense Limitation and Reimbursement Agreement has an initial one-year term ending one (1) year from the date of this Prospectus. The Expense Limitation and Reimbursement Agreement will automatically renew for consecutive one-year terms thereafter unless terminated. Neither the Fund nor the Adviser may terminate the Expense Limitation and Reimbursement Agreement during the initial term. After the initial term, either the Fund or the Adviser may terminate the Expense Limitation and Reimbursement Agreement upon 30 days’ written notice.